Schedule of Investments (unaudited) September 30, 2020	iShares U.S. Aggregate Bond Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$2,548,277,159

Total Investments — 100.0% (Cost: $2,400,362,837)	2,548,277,159

Liabilities in Excess of Other Assets — (0.0)%	(1,245,389)

Net Assets — 100.0%	$2,547,031,770

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2020, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,548,277,159 and 19.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$4,530	$4,704,400
Americredit Automobile Receivables Trust,
Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,207,569
Citibank Credit Card Issuance Trust,
Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,966,017
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	27	27,539
Series 2020-2, Class A4, 1.74%, 08/18/25	2,365	2,448,675
Honda Auto Receivables Owner Trust
Series 2017-4, Class A4, 2.21%, 03/21/24	6,525	6,593,378
Series 2020-2, Class A4, 1.09%, 10/15/26	5,000	5,094,470
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	930	951,644
Nissan Auto Receivables Owner Trust,
Series 2019-B, Class A4, 2.54%, 12/15/25	6,000	6,299,333
Santander Drive Auto Receivables Trust,
Series 2020-1, Class C, 4.11%, 12/15/25	51	54,855
Synchrony Credit Card Master Note Trust,
Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,647,839

Total Asset-Backed Securities — 0.3% (Cost: $42,641,570)		43,995,719

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24(a)	250	277,382
4.75%, 03/30/30	1,000	1,200,704
Omnicom Group Inc., 2.45%, 04/30/30(a)	700	720,027
Omnicom Group, Inc/Omnicom Capital, Inc.
3.63%, 05/01/22	125	130,915
3.65%, 11/01/24(a)	70	77,010
3.60%, 04/15/26(a)	500	563,743

		2,969,781

Aerospace & Defense — 0.8%
3M Co.
2.00%, 06/26/22	500	514,635
1.75%, 02/14/23	500	517,000
2.00%, 02/14/25(a)	1,000	1,060,476
3.00%, 08/07/25(a)	250	277,896
2.88%, 10/15/27(a)	750	832,809
2.38%, 08/26/29(a)	985	1,065,332
3.13%, 09/19/46	250	267,596
3.63%, 10/15/47	600	704,739
4.00%, 09/14/48(a)	1,000	1,251,816
3.25%, 08/26/49(a)	430	478,237
3.70%, 04/15/50	500	605,283
Boeing Co.
2.35%, 10/30/21	75	75,980
2.13%, 03/01/22	250	251,794
4.51%, 05/01/23	2,000	2,108,680
1.88%, 06/15/23	500	499,018
4.88%, 05/01/25	2,000	2,176,250
3.10%, 05/01/26(a)	1,000	997,541
2.70%, 02/01/27	230	224,314
2.80%, 03/01/27	1,000	975,729
5.04%, 05/01/27	2,000	2,201,821
3.20%, 03/01/29	1,000	984,843

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
2.95%, 02/01/30	$570	$551,662
5.15%, 05/01/30	3,000	3,372,026
6.13%, 02/15/33(a)	100	118,646
3.25%, 02/01/35(a)	1,600	1,503,949
3.30%, 03/01/35(a)	65	61,127
5.71%, 05/01/40	1,500	1,768,384
3.38%, 06/15/46	250	214,262
3.85%, 11/01/48	1,000	916,330
3.90%, 05/01/49(a)	750	691,264
3.75%, 02/01/50	540	494,187
5.81%, 05/01/50	2,500	3,024,450
3.95%, 08/01/59	500	452,632
5.93%, 05/01/60	2,000	2,475,279
Carlisle Cos., Inc., 2.75%, 03/01/30	100	106,296
Eaton Corp.
2.75%, 11/02/22	2,250	2,358,059
3.10%, 09/15/27(a)	190	211,995
4.00%, 11/02/32	200	241,620
4.15%, 11/02/42(a)	250	308,610
General Dynamics Corp.
2.25%, 11/15/22	500	517,649
3.38%, 05/15/23(a)	500	536,890
3.50%, 05/15/25(a)	1,000	1,121,634
2.13%, 08/15/26	500	536,780
3.75%, 05/15/28(a)	500	586,935
4.25%, 04/01/40	1,000	1,258,119
4.25%, 04/01/50(a)	500	653,026
General Electric Co.
2.70%, 10/09/22	500	518,334
3.10%, 01/09/23	1,500	1,574,100
3.45%, 05/15/24(a)	2,086	2,241,089
3.45%, 05/01/27	1,000	1,058,787
3.63%, 05/01/30	1,000	1,035,613
5.88%, 01/14/38(a)	2,215	2,590,123
6.88%, 01/10/39(a)	1,322	1,698,234
4.25%, 05/01/40	1,000	1,014,560
4.13%, 10/09/42(a)	560	566,575
4.50%, 03/11/44	300	309,889
4.35%, 05/01/50	2,500	2,549,027
Series A, 6.75%, 03/15/32	394	495,666
Illinois Tool Works, Inc.
2.65%, 11/15/26(a)	3,000	3,326,935
4.88%, 09/15/41	50	67,862
3.90%, 09/01/42	75	93,568
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 02/21/48	500	596,941
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24(a)	500	549,949
4.65%, 11/01/44	30	36,983
4.50%, 03/21/49(a)	500	631,477
L3Harris Technologies, Inc.
3.85%, 06/15/23	1,500	1,623,979
3.83%, 04/27/25	500	558,786
4.40%, 06/15/28	250	298,004
2.90%, 12/15/29	200	219,420
4.85%, 04/27/35	1,065	1,402,765
Lockheed Martin Corp.
3.55%, 01/15/26(a)	2,250	2,556,732
3.60%, 03/01/35	65	78,190
4.07%, 12/15/42	1,100	1,374,163

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
3.80%, 03/01/45	$1,500	$1,783,206
4.70%, 05/15/46	750	1,022,011
4.09%, 09/15/52(a)	500	643,818
Northrop Grumman Corp.
2.55%, 10/15/22	2,000	2,082,681
3.25%, 08/01/23(a)	500	539,933
2.93%, 01/15/25(a)	1,000	1,088,054
3.25%, 01/15/28	2,000	2,247,150
4.75%, 06/01/43(a)	375	488,405
4.03%, 10/15/47(a)	1,500	1,836,515
5.25%, 05/01/50(a)	1,000	1,434,497
Parker-Hannifin Corp.
3.25%, 06/14/29(a)	2,000	2,239,894
4.20%, 11/21/34	250	305,406
4.10%, 03/01/47(a)	500	601,217
4.00%, 06/14/49(a)	500	601,351
Raytheon Technologies Corp.
2.80%, 03/15/22(b)	1,000	1,031,037
2.50%, 12/15/22(b)	500	518,594
3.50%, 03/15/27(b)	1,000	1,124,796
2.25%, 07/01/30(a)	615	650,447
4.88%, 10/15/40(b)	250	319,867
4.70%, 12/15/41(b)	100	123,306
3.75%, 11/01/46(a)	750	859,059
4.35%, 04/15/47(a)(b)	1,000	1,250,651
3.13%, 07/01/50	1,330	1,418,550
Textron, Inc.
3.00%, 06/01/30	1,000	1,053,255
2.45%, 03/15/31	1,300	1,291,789
United Technologies Corp.
3.13%, 05/04/27(a)	1,000	1,108,523
4.13%, 11/16/28(a)	3,000	3,552,375
4.45%, 11/16/38	500	615,686
5.70%, 04/15/40(a)	300	423,444
4.50%, 06/01/42(a)	1,700	2,146,294
4.15%, 05/15/45	500	599,766
4.05%, 05/04/47(a)	500	597,037
4.63%, 11/16/48(a)	1,250	1,632,615

		108,452,580

Airlines — 0.1%
American Airlines Pass-Through Trust
Series AA, 3.20%, 06/12/28	416	391,008
Series AA, 3.15%, 02/15/32	965	910,310
Continental Airlines Pass-Through Trust
Series 2-A, 4.00%, 04/29/26	337	323,718
Series A, 4.15%, 10/11/25	33	32,115
JetBlue Pass Through Trust, Series AA, 2.75%, 11/15/33	928	909,179
Southwest Airlines Co.
4.75%, 05/04/23	1,255	1,341,357
5.25%, 05/04/25	560	616,762
5.13%, 06/15/27	1,240	1,355,464
2.63%, 02/10/30	2,000	1,896,100
United Airlines Pass-Through Trust
Series A, 4.30%, 02/15/27	141	135,631
Series AA, 3.10%, 07/07/28	421	412,090

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series AA, 2.70%, 05/01/32	$1,350	$1,277,013
US Airways Pass Through Trust, Series 2013-1A,
Class A, 3.95%, 05/15/27	154	126,858

		9,727,605

Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46(a)	500	489,587
BorgWarner, Inc.
3.38%, 03/15/25(a)	70	75,767
2.65%, 07/01/27	905	955,063
Brookfield Asset Management, Inc., 4.00%, 01/15/25(a)	250	280,388
Lear Corp., 4.25%, 05/15/29(a)	1,000	1,082,586
Magna International, Inc., 2.45%, 06/15/30	115	121,136

		3,004,527

Automobiles — 0.4%
American Honda Finance Corp.
1.95%, 05/20/22	300	307,283
2.05%, 01/10/23(a)	895	924,212
1.95%, 05/10/23(a)	685	709,088
3.63%, 10/10/23(a)	2,000	2,178,214
2.40%, 06/27/24	1,000	1,058,224
2.15%, 09/10/24(a)	1,000	1,052,289
2.35%, 01/08/27(a)	500	533,949
Cummins, Inc.
3.65%, 10/01/23(a)	250	271,978
2.60%, 09/01/50	500	490,482
Daimler Finance North America LLC, 8.50%, 01/18/31	600	929,320
General Motors Co.
4.88%, 10/02/23	600	652,880
5.40%, 10/02/23	180	198,425
4.00%, 04/01/25(a)	2,000	2,150,498
6.13%, 10/01/25	1,335	1,550,815
4.20%, 10/01/27(a)	1,000	1,071,716
6.80%, 10/01/27	600	730,765
5.00%, 04/01/35(a)	750	812,518
6.60%, 04/01/36(a)	250	304,265
5.15%, 04/01/38(a)	500	530,983
6.25%, 10/02/43	250	296,266
5.20%, 04/01/45(a)	250	269,291
6.75%, 04/01/46	275	338,519
5.40%, 04/01/48(a)	500	553,331
5.95%, 04/01/49(a)	1,000	1,171,736
General Motors Financial Co. Inc.
3.15%, 06/30/22(a)	1,000	1,027,250
5.20%, 03/20/23	2,165	2,348,685
2.90%, 02/26/25(a)	660	680,176
3.60%, 06/21/30(a)	2,060	2,133,351
General Motors Financial Co., Inc.
3.45%, 04/10/22	400	411,250
3.55%, 07/08/22	1,000	1,033,220
3.25%, 01/05/23(a)	3,000	3,100,461
5.10%, 01/17/24	1,000	1,092,002
3.95%, 04/13/24(a)	1,000	1,058,053
4.00%, 01/15/25	250	267,122
2.75%, 06/20/25	980	1,002,656
4.30%, 07/13/25	1,000	1,087,890
5.25%, 03/01/26	405	455,648
4.35%, 01/17/27(a)	500	542,758

2

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.65%, 01/17/29	$250	$291,629
PACCAR Financial Corp., 2.00%, 09/26/22(a)	2,180	2,246,777
Toyota Motor Corp.(a)
2.36%, 07/02/24	500	532,020
2.76%, 07/02/29	185	205,654
Toyota Motor Credit Corp.
2.60%, 01/11/22	250	257,349
3.30%, 01/12/22	2,000	2,072,348
1.15%, 05/26/22	3,000	3,037,973
2.63%, 01/10/23	2,000	2,093,938
0.50%, 08/14/23	4,000	4,008,628
2.00%, 10/07/24	3,000	3,141,429
3.65%, 01/08/29(a)	1,000	1,172,187
2.15%, 02/13/30	500	526,962
3.38%, 04/01/30	1,000	1,152,725

		56,067,188

Banks — 1.8%
Australia & New Zealand Banking Group Ltd.,
2.05%, 11/21/22(a)	1,705	1,764,885
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,400	1,399,258
1.13%, 09/18/25	1,200	1,192,843
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(c)	980	1,016,944
Bank of Montreal
2.35%, 09/11/22	2,000	2,079,082
2.50%, 06/28/24(a)	1,000	1,063,129
Series E, 3.30%, 02/05/24(a)	4,000	4,333,410
Barclays Bank PLC, 1.70%, 05/12/22(a)	640	651,046
BBVA USA
2.50%, 08/27/24(a)	1,000	1,040,803
3.88%, 04/10/25	250	268,238
BPCE SA, 4.00%, 04/15/24	250	276,891
Canadian Imperial Bank of Commerce
3.50%, 09/13/23(a)	2,000	2,173,244
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(c)	2,000	2,072,756
Citibank NA, 3.65%, 01/23/24(a)	2,500	2,739,967
Citizens Bank NA/Providence RI, 2.65%, 05/26/22	250	258,306
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	1,500	1,647,954
2.50%, 02/06/30	340	360,490
Comerica, Inc.
3.70%, 07/31/23(a)	250	270,781
4.00%, 02/01/29	1,000	1,142,705
Cooperatieve Rabobank UA
2.75%, 01/10/22	2,000	2,062,032
3.88%, 02/08/22(a)	150	157,129
3.95%, 11/09/22	1,000	1,062,588
2.75%, 01/10/23(a)	2,000	2,103,780
4.63%, 12/01/23	500	555,529
3.38%, 05/21/25(a)	500	561,990
4.38%, 08/04/25(a)	500	566,694
3.75%, 07/21/26(a)	500	556,846
5.25%, 05/24/41(a)	1,025	1,507,631
5.25%, 08/04/45	1,250	1,703,215
Credit Suisse AG, New York
3.00%, 10/29/21	3,250	3,341,487

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG, New York (continued)
2.10%, 11/12/21(a)	$2,250	$2,292,570
1.00%, 05/05/23	1,690	1,707,713
3.63%, 09/09/24(a)	750	829,749
2.95%, 04/09/25	1,000	1,091,760
Discover Bank
3.35%, 02/06/23(a)	500	528,811
4.20%, 08/08/23(a)	2,000	2,189,760
2.45%, 09/12/24	600	633,012
2.70%, 02/06/30	535	560,892
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(a)(c)	1,000	1,048,340
Fifth Third Bancorp
3.50%, 03/15/22	100	104,122
1.63%, 05/05/23	2,000	2,053,611
4.30%, 01/16/24	250	275,806
3.65%, 01/25/24	1,000	1,090,897
2.55%, 05/05/27	2,000	2,153,596
8.25%, 03/01/38	425	693,746
Fifth Third Bank
2.88%, 10/01/21	200	204,693
1.80%, 01/30/23(a)	250	256,924
3.95%, 07/28/25(a)	500	571,933
3.85%, 03/15/26(a)	500	570,572
2.25%, 02/01/27	590	631,417
First Republic Bank, 4.63%, 02/13/47(a)	500	624,223
Huntington Bancshares, Inc.
2.63%, 08/06/24	775	825,455
4.00%, 05/15/25	1,000	1,139,426
2.55%, 02/04/30	800	837,941
ING Groep NV
4.10%, 10/02/23	1,000	1,095,715
3.95%, 03/29/27	250	286,455
4.55%, 10/02/28	1,000	1,208,392
4.05%, 04/09/29(a)	1,000	1,173,915
KeyBank NA
2.50%, 11/22/21	1,000	1,024,532
3.30%, 02/01/22	1,000	1,039,097
2.30%, 09/14/22(a)	350	363,080
3.38%, 03/07/23	250	266,671
3.90%, 04/13/29	1,000	1,141,823
KeyCorp
2.25%, 04/06/27	250	264,849
2.55%, 10/01/29(a)	500	531,966
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,167,431
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	216,010
MUFG Union Bank NA, 2.10%, 12/09/22	1,000	1,033,026
National Australia Bank Ltd.
3.70%, 11/04/21	500	517,788
2.50%, 05/22/22	1,000	1,036,926
2.88%, 04/12/23(a)	2,000	2,117,264
2.50%, 07/12/26	1,250	1,363,525
National Bank of Canada, 2.10%, 02/01/23	1,000	1,033,823
PNC Bank NA
2.63%, 02/17/22(a)	2,000	2,060,575
2.45%, 07/28/22	750	776,999
2.70%, 11/01/22	1,000	1,045,247
2.95%, 01/30/23	250	263,121
2.95%, 02/23/25	250	273,080

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank NA (continued)
4.05%, 07/26/28(a)	$500	$584,668
PNC Financial Services Group, Inc.
3.30%, 03/08/22	75	77,970
3.50%, 01/23/24(a)	2,000	2,179,625
3.90%, 04/29/24	2,000	2,201,772
2.20%, 11/01/24	300	317,342
3.45%, 04/23/29	2,000	2,302,042
2.55%, 01/22/30	1,000	1,083,164
Regions Financial Corp.
2.75%, 08/14/22(a)	500	520,024
3.80%, 08/14/23(a)	2,000	2,168,458
2.25%, 05/18/25	2,000	2,112,332
Royal Bank of Canada(a)
1.95%, 01/17/23	675	698,230
3.70%, 10/05/23	2,000	2,184,394
2.55%, 07/16/24	1,000	1,069,774
2.25%, 11/01/24	1,500	1,589,978
4.65%, 01/27/26	700	826,276
Santander Holdings USA Inc., 3.24%, 10/05/26	2,000	2,140,160
Santander Holdings USA, Inc., 3.40%, 01/18/23(a)	2,000	2,093,918
Santander UK Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	1,000	984,600
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24(a)	3,000	3,132,556
Santander UK PLC, 2.88%, 06/18/24(a)	1,500	1,601,489
Synchrony Bank, 3.00%, 06/15/22	500	515,992
Toronto-Dominion Bank
1.90%, 12/01/22	2,730	2,818,138
0.75%, 06/12/23	2,000	2,013,000
3.50%, 07/19/23(a)	500	542,837
2.65%, 06/12/24(a)	500	534,962
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(c)	500	561,961
Truist Bank
2.80%, 05/17/22(a)	3,000	3,116,199
2.45%, 08/01/22	1,000	1,035,985
1.25%, 03/09/23	3,000	3,053,946
2.75%, 05/01/23(a)	500	527,324
2.15%, 12/06/24	1,000	1,059,617
3.80%, 10/30/26	250	289,103
2.25%, 03/11/30	1,000	1,031,653
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(a)(c)	365	396,257
(5 year CMT + 1.15%), 2.64%, 09/17/29(a)(c)	1,000	1,037,426
Truist Financial Corp.
2.75%, 04/01/22(a)	1,000	1,032,833
3.75%, 12/06/23	2,000	2,184,804
2.50%, 08/01/24	2,000	2,128,949
2.85%, 10/26/24	500	541,825
1.13%, 08/03/27	900	897,496
US Bancorp, 2.95%, 07/15/22	2,000	2,087,902
US Bancorp
2.40%, 07/30/24(a)	1,000	1,063,711
3.90%, 04/26/28	2,000	2,380,790
1.38%, 07/22/30	4,000	3,968,091
Series V, 2.63%, 01/24/22(a)	2,000	2,056,585
Series V, 2.38%, 07/22/26(a)	500	544,904
US Bank NA(a)
3.40%, 07/24/23	3,000	3,238,053

Security	Par (000)	Value

Banks (continued)
US Bank NA(a) (continued)
2.80%, 01/27/25	$500	$543,500
Wells Fargo & Co.
3.50%, 03/08/22	4,000	4,169,299
2.63%, 07/22/22	3,750	3,887,993
3.07%, 01/24/23(a)	2,500	2,578,556
4.13%, 08/15/23	1,750	1,911,379
4.48%, 01/16/24(a)	250	277,148
3.75%, 01/24/24(a)	2,000	2,173,042
3.30%, 09/09/24(a)	750	816,980
3.00%, 02/19/25(a)	350	378,539
3.55%, 09/29/25	1,000	1,113,289
3.00%, 04/22/26(a)	1,750	1,905,099
4.10%, 06/03/26(a)	2,020	2,277,877
3.00%, 10/23/26	1,750	1,912,910
4.30%, 07/22/27(a)	1,500	1,718,648
4.15%, 01/24/29(a)	1,000	1,176,083
5.38%, 11/02/43	900	1,191,376
5.61%, 01/15/44(a)	656	895,352
4.65%, 11/04/44(a)	3,345	4,081,925
3.90%, 05/01/45	1,150	1,344,639
4.90%, 11/17/45	1,500	1,907,657
4.40%, 06/14/46	600	716,728
4.75%, 12/07/46(a)	1,600	1,992,492
5.95%, 12/01/86	250	327,898
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(c)	1,500	1,557,557
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(a)(c)	1,000	1,047,126
(3 mo. LIBOR US + 1.00%), 2.57%, 02/11/31(a)(c)	1,500	1,574,717
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(c)	1,335	1,456,925
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(c)	2,000	2,147,795
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(c)	1,500	1,679,162
(3 mo. LIBOR US + 3.77%), 4.48%, 04/04/31(c)	2,000	2,427,317
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(a)(c)	3,000	4,105,942
(Secured Overnight Financing Rate + 1.60%), 1.65%, 06/02/24(c)	3,000	3,055,946
(Secured Overnight Financing Rate + 2.00%), 2.19%, 04/30/26(a)(c)	3,000	3,129,090
(Secured Overnight Financing Rate + 2.10%), 2.39%, 06/02/28(c)	900	938,951
(Secured Overnight Financing Rate + 2.53%), 3.07%, 04/30/41(a)(c)	2,000	2,092,201
Series M, 3.45%, 02/13/23(a)	450	476,914
Wells Fargo Bank NA
3.55%, 08/14/23(a)	500	541,301
6.60%, 01/15/38	500	734,680
Westpac Banking Corp.
2.80%, 01/11/22	1,000	1,032,141
2.75%, 01/11/23(a)	3,000	3,162,533
2.00%, 01/13/23(a)	180	186,593
2.35%, 02/19/25	500	533,580
2.85%, 05/13/26	500	555,275
3.40%, 01/25/28	500	575,959
2.65%, 01/16/30(a)	295	326,701

4

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
4.42%, 07/24/39(a)	$1,000	$1,212,658
(5 year CMT + 1.35%), 2.89%, 02/04/30(c)	1,250	1,295,450
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(c)	750	848,580
Zions Bancorp NA, 3.25%, 10/29/29	1,000	996,668

		232,669,218

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26(a)	2,250	2,522,259
4.70%, 02/01/36(a)	2,500	3,020,050
4.90%, 02/01/46	5,370	6,621,368
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23(a)	3,036	3,220,680
3.65%, 02/01/26	500	559,989
4.63%, 02/01/44	650	765,261
4.90%, 02/01/46(a)	500	614,961
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25(a)	1,000	1,131,528
4.00%, 04/13/28(a)	1,000	1,158,727
4.75%, 01/23/29(a)	3,500	4,271,466
3.50%, 06/01/30(a)	1,000	1,137,731
4.38%, 04/15/38(a)	1,000	1,165,075
8.20%, 01/15/39(a)	1,150	1,869,553
5.45%, 01/23/39(a)	1,000	1,294,640
4.35%, 06/01/40	1,000	1,168,815
4.95%, 01/15/42	500	613,482
3.75%, 07/15/42	300	319,508
4.60%, 04/15/48	1,000	1,192,446
4.44%, 10/06/48	632	737,916
5.55%, 01/23/49(a)	3,000	4,033,153
4.50%, 06/01/50	2,200	2,636,823
4.75%, 04/15/58	500	609,598
5.80%, 01/23/59(a)	1,000	1,429,429
4.60%, 06/01/60	500	602,304
Coca-Cola Co.
3.20%, 11/01/23(a)	2,000	2,174,812
1.75%, 09/06/24(a)	1,000	1,045,091
2.88%, 10/27/25(a)	125	138,703
2.55%, 06/01/26	750	820,013
2.90%, 05/25/27	250	280,931
2.13%, 09/06/29(a)	1,000	1,070,253
3.45%, 03/25/30	500	589,650
2.60%, 06/01/50(a)	1,000	1,004,102
2.50%, 03/15/51	3,000	2,997,013
2.75%, 06/01/60	600	609,374
Constellation Brands, Inc.
2.65%, 11/07/22(a)	4,000	4,142,969
4.75%, 12/01/25	1,000	1,188,817
3.70%, 12/06/26(a)	750	857,050
3.50%, 05/09/27	1,000	1,117,905
3.15%, 08/01/29(a)	1,000	1,091,601
2.88%, 05/01/30	1,000	1,079,731
4.10%, 02/15/48(a)	500	577,488
3.75%, 05/01/50(a)	500	558,289
Diageo Capital PLC
2.63%, 04/29/23(a)	250	262,266
3.50%, 09/18/23(a)	2,000	2,166,557
1.38%, 09/29/25	500	512,423
3.88%, 05/18/28	1,000	1,177,724

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC (continued)
2.38%, 10/24/29(a)	$830	$882,979
2.00%, 04/29/30	1,000	1,031,353
2.13%, 04/29/32(a)	1,000	1,044,386
3.88%, 04/29/43(a)	125	150,030
Diageo Investment Corp.
2.88%, 05/11/22	100	103,944
4.25%, 05/11/42	250	309,226
Keurig Dr. Pepper, Inc.
2.70%, 11/15/22	100	103,871
4.06%, 05/25/23(a)	3,500	3,804,570
4.42%, 05/25/25(a)	250	287,986
4.60%, 05/25/28(a)	750	900,653
3.20%, 05/01/30	500	560,970
4.99%, 05/25/38	250	324,825
4.42%, 12/15/46	500	615,870
5.09%, 05/25/48	750	1,003,789
3.80%, 05/01/50	500	575,260
Molson Coors Brewing Co.
3.50%, 05/01/22	75	77,977
3.00%, 07/15/26(a)	2,345	2,500,051
5.00%, 05/01/42	750	849,416
4.20%, 07/15/46	500	527,420
PepsiCo, Inc.
2.75%, 03/05/22	250	258,655
3.10%, 07/17/22(a)	500	523,113
2.75%, 03/01/23(a)	300	317,273
0.75%, 05/01/23	295	297,999
3.60%, 03/01/24(a)	250	274,118
2.25%, 03/19/25	2,400	2,570,743
2.75%, 04/30/25(a)	1,000	1,090,366
3.50%, 07/17/25(a)	250	281,531
2.85%, 02/24/26(a)	500	555,221
2.38%, 10/06/26(a)	1,000	1,089,000
3.00%, 10/15/27(a)	500	564,863
2.63%, 07/29/29	1,000	1,106,320
2.75%, 03/19/30	1,400	1,567,108
1.63%, 05/01/30	600	616,408
3.60%, 08/13/42(a)	100	118,338
4.60%, 07/17/45(a)	500	685,037
4.45%, 04/14/46(a)	1,000	1,331,046
3.45%, 10/06/46(a)	2,250	2,608,168
3.38%, 07/29/49(a)	600	692,982
2.88%, 10/15/49	500	537,509
3.63%, 03/19/50	1,400	1,697,196

		102,597,094

Biotechnology — 0.4%
Amgen, Inc.
3.88%, 11/15/21	829	852,578
2.70%, 05/01/22(a)	500	517,019
2.65%, 05/11/22(a)	2,000	2,069,034
2.25%, 08/19/23(a)	250	261,189
3.63%, 05/22/24(a)	250	275,155
3.13%, 05/01/25	750	823,445
2.60%, 08/19/26	715	777,320
3.20%, 11/02/27(a)	2,000	2,240,043
3.15%, 02/21/40	1,000	1,063,853
4.95%, 10/01/41(a)	2,000	2,645,791
4.40%, 05/01/45(a)	1,925	2,384,869
4.56%, 06/15/48	500	640,132
3.38%, 02/21/50	2,000	2,149,475

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
4.66%, 06/15/51(a)	$904	$1,176,867
2.77%, 09/01/53(b)	1,064	1,021,564
Baxalta, Inc.
4.00%, 06/23/25	1,398	1,583,416
5.25%, 06/23/45	105	145,793
Biogen Inc.
2.25%, 05/01/30(a)	795	814,142
3.15%, 05/01/50	1,130	1,115,112
Biogen, Inc.
4.05%, 09/15/25	595	676,908
5.20%, 09/15/45(a)	1,150	1,539,750
Gilead Sciences, Inc.
1.95%, 03/01/22	1,000	1,019,649
2.50%, 09/01/23(a)	500	524,718
0.75%, 09/29/23	425	425,892
3.70%, 04/01/24	1,750	1,921,944
3.50%, 02/01/25(a)	1,170	1,295,338
3.65%, 03/01/26(a)	1,325	1,493,601
2.95%, 03/01/27(a)	500	550,120
1.20%, 10/01/27	355	356,069
1.65%, 10/01/30	1,060	1,058,157
4.60%, 09/01/35(a)	1,350	1,736,768
2.60%, 10/01/40	580	576,729
5.65%, 12/01/41	50	70,146
4.80%, 04/01/44	1,100	1,417,824
4.50%, 02/01/45(a)	1,150	1,438,994
4.75%, 03/01/46(a)	1,000	1,302,727
4.15%, 03/01/47(a)	1,150	1,402,275
2.80%, 10/01/50	550	543,534
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	810	792,812
2.80%, 09/15/50	835	786,960
Royalty Pharma PLC(b)
1.75%, 09/02/27	1,500	1,503,915
3.30%, 09/02/40	1,000	991,721

		45,983,348

Building Materials — 0.1%
Carrier Global Corp.(b)
1.92%, 02/15/23	350	360,116
2.24%, 02/15/25	390	406,837
2.49%, 02/15/27(a)	983	1,027,853
2.72%, 02/15/30	500	523,018
3.38%, 04/05/40	1,000	1,047,724
3.58%, 04/05/50	1,500	1,593,496
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	500	551,937
Johnson Controls International PLC
3.63%, 07/02/24(d)	75	81,641
4.63%, 07/02/44	750	937,644
5.13%, 09/14/45	24	31,684
4.50%, 02/15/47	250	313,196
4.95%, 07/02/64(d)	179	231,546
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30(a)	395	397,498
Martin Marietta Materials, Inc.
2.50%, 03/15/30	1,000	1,041,716
4.25%, 12/15/47(a)	250	285,319
Masco Corp., 4.38%, 04/01/26(a)	1,000	1,160,943

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.20%, 12/01/24(a)	$250	$275,545
3.88%, 06/01/30	300	339,586
4.40%, 01/30/48	1,000	1,113,698
Vulcan Materials Co.
3.90%, 04/01/27(a)	1,000	1,133,358
4.50%, 06/15/47	500	580,961

		13,435,316

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29(a)	500	545,767
Home Depot Inc. (The)
2.70%, 04/15/30(a)	300	333,862
3.13%, 12/15/49	600	669,344
3.35%, 04/15/50(a)	1,565	1,811,657
Home Depot, Inc.
2.63%, 06/01/22(a)	2,750	2,855,165
3.35%, 09/15/25(a)	1,500	1,690,389
2.13%, 09/15/26(a)	500	538,525
2.50%, 04/15/27	800	869,542
2.80%, 09/14/27	500	552,136
3.90%, 12/06/28(a)	440	521,285
2.95%, 06/15/29(a)	590	666,158
5.88%, 12/16/36	100	150,581
3.30%, 04/15/40	1,100	1,249,618
5.40%, 09/15/40	500	711,296
4.20%, 04/01/43	750	939,251
4.40%, 03/15/45(a)	2,250	2,916,250
4.25%, 04/01/46(a)	1,000	1,277,554
3.90%, 06/15/47	500	617,322
4.50%, 12/06/48	1,000	1,336,689
3.50%, 09/15/56	140	164,770
Lowe’s Cos., Inc.
3.80%, 11/15/21(a)	250	257,814
3.12%, 04/15/22	1,600	1,656,775
3.38%, 09/15/25(a)	500	557,700
2.50%, 04/15/26(a)	955	1,035,302
3.65%, 04/05/29(a)	500	577,435
4.50%, 04/15/30	1,000	1,240,558
5.00%, 04/15/40	1,000	1,310,824
4.25%, 09/15/44	250	298,863
4.38%, 09/15/45(a)	1,000	1,232,933
3.70%, 04/15/46(a)	250	286,690
4.05%, 05/03/47(a)	1,000	1,195,818
4.55%, 04/05/49(a)	500	641,584
5.13%, 04/15/50	1,000	1,380,113

		32,089,570

Capital Markets — 0.7%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150	165,739
2.88%, 09/15/26	500	549,256
Ares Capital Corp.
4.20%, 06/10/24	500	520,849
3.25%, 07/15/25(a)	875	866,723
Bank of New York Mellon Corp.
2.60%, 02/07/22(a)	1,000	1,028,965
1.95%, 08/23/22(a)	1,000	1,031,122
3.45%, 08/11/23(a)	500	543,127
2.20%, 08/16/23(a)	1,000	1,048,828
2.10%, 10/24/24(a)	250	264,571
2.80%, 05/04/26	70	77,452

6

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
3.25%, 05/16/27	$750	$852,401
3.85%, 04/28/28(a)	2,000	2,415,440
3.30%, 08/23/29(a)	1,000	1,145,120
Series G, 3.00%, 02/24/25	105	115,135
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23	245	252,776
Brookfield Finance Inc., 4.35%, 04/15/30	2,000	2,334,878
Brookfield Finance, Inc.
4.00%, 04/01/24(a)	150	165,123
3.90%, 01/25/28	1,000	1,113,604
4.70%, 09/20/47	500	589,084
Charles Schwab Corp.
3.00%, 03/10/25(a)	80	87,472
3.85%, 05/21/25(a)	1,000	1,132,408
3.20%, 01/25/28(a)	1,000	1,125,405
3.25%, 05/22/29	200	229,985
4.63%, 03/22/30(a)	1,000	1,261,242
E*TRADE Financial Corp., 4.50%, 06/20/28	1,000	1,173,365
Franklin Resources, Inc., 2.80%, 09/15/22(a)	150	156,633
FS KKR Capital Corp.
4.63%, 07/15/24(a)	500	505,724
4.13%, 02/01/25	100	99,373
Invesco Finance PLC
4.00%, 01/30/24(a)	250	273,348
5.38%, 11/30/43	500	623,388
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	150	165,071
Jefferies Group LLC, 5.13%, 01/20/23	650	708,514
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.(a)
4.85%, 01/15/27	1,000	1,129,413
4.15%, 01/23/30	1,000	1,127,005
Kreditanstalt fuer Wiederaufbau
2.00%, 11/30/21(a)	2,000	2,041,394
3.13%, 12/15/21	4,000	4,140,427
2.63%, 01/25/22	2,000	2,063,420
2.50%, 02/15/22	3,000	3,094,072
2.13%, 03/07/22(a)	2,000	2,054,880
2.13%, 06/15/22	2,250	2,322,888
2.38%, 12/29/22	3,000	3,144,342
2.13%, 01/17/23	5,200	5,422,196
1.63%, 02/15/23	4,000	4,130,467
2.63%, 02/28/24	1,000	1,079,276
1.38%, 08/05/24	3,000	3,121,832
2.50%, 11/20/24	2,000	2,177,594
2.00%, 05/02/25(a)	2,000	2,146,600
0.38%, 07/18/25	2,000	1,995,443
2.88%, 04/03/28(a)	5,000	5,819,863
1.75%, 09/14/29	1,500	1,626,150
Landwirtschaftliche Rentenbank
2.38%, 06/10/25	2,000	2,179,353
Series 36, 2.00%, 12/06/21	2,000	2,041,613
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,147,905
Legg Mason, Inc., 5.63%, 01/15/44	625	865,377
Nomura Holdings Inc.(a)
3.10%, 01/16/30	900	954,771
2.68%, 07/16/30	2,000	2,064,572
Nomura Holdings, Inc., 2.65%, 01/16/25	900	947,781

Security	Par (000)	Value

Capital Markets (continued)
Northern Trust Corp.
3.65%, 08/03/28(a)	$250	$295,522
3.15%, 05/03/29	500	570,215
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	2,000	2,125,434
1.50%, 02/12/25	1,000	1,047,749
Owl Rock Capital Corp.
4.00%, 03/30/25(a)	345	348,052
3.75%, 07/22/25	265	264,181
Raymond James Financial, Inc., 4.95%, 07/15/46	500	646,644
State Street Corp.
3.10%, 05/15/23(a)	250	266,498
3.30%, 12/16/24(a)	405	448,544
2.65%, 05/19/26	1,000	1,095,032
2.40%, 01/24/30(a)	300	328,564
(3 mo. LIBOR US + 0.64%), 2.65%, 05/15/23(c)	1,000	1,035,350
(Secured Overnight Financing Rate + 0.94%), 2.35%, 11/01/25(a)(c)	450	476,341
(Secured Overnight Financing Rate + 1.49%), 3.03%, 11/01/34(c)	200	218,006
(Secured Overnight Financing Rate + 2.60%), 2.90%, 03/30/26(b)(c)	1,000	1,087,355
TD Ameritrade Holding Corp.
2.95%, 04/01/22	250	258,437
3.63%, 04/01/25	1,000	1,120,136
2.75%, 10/01/29(a)	1,000	1,107,330
TPG Specialty Lending, Inc., 3.88%, 11/01/24(a)	500	506,526

		94,706,671

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	85	88,176
1.85%, 05/15/27	415	435,883
2.05%, 05/15/30	430	451,351
2.70%, 05/15/40	495	527,140
2.80%, 05/15/50	395	421,290
Albemarle Corp., 4.15%, 12/01/24	250	272,384
Cabot Corp., 4.00%, 07/01/29	1,500	1,592,387
Dow Chemical Co.
3.50%, 10/01/24(a)	500	547,880
4.80%, 11/30/28(a)	300	361,447
4.25%, 10/01/34(a)	1,600	1,869,591
9.40%, 05/15/39	250	426,589
5.25%, 11/15/41	100	123,076
4.38%, 11/15/42(a)	250	282,934
5.55%, 11/30/48(a)	1,000	1,338,018
4.80%, 05/15/49	1,000	1,193,399
3.60%, 11/15/50	1,000	1,012,207
DuPont de Nemours, Inc.
4.21%, 11/15/23	2,000	2,196,115
4.73%, 11/15/28	1,500	1,801,752
5.32%, 11/15/38(a)	750	951,718
5.42%, 11/15/48(a)	1,500	2,005,726
Eastman Chemical Co.
3.60%, 08/15/22(a)	200	209,793
3.80%, 03/15/25(a)	1,050	1,158,870
4.50%, 12/01/28	1,000	1,175,948
4.80%, 09/01/42(a)	250	296,162
Ecolab, Inc.
2.38%, 08/10/22(a)	500	518,134

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab, Inc. (continued)
3.25%, 01/14/23	$250	$264,571
3.25%, 12/01/27	1,000	1,134,317
4.80%, 03/24/30	500	637,771
1.30%, 01/30/31	800	783,315
3.70%, 11/01/46	250	288,320
2.13%, 08/15/50	800	734,359
EI du Pont de Nemours and Co.
1.70%, 07/15/25	800	830,388
2.30%, 07/15/30	800	848,748
Emerson Electric Co.
2.63%, 12/01/21	750	769,401
2.63%, 02/15/23(a)	350	366,683
2.75%, 10/15/50	1,000	1,017,310
FMC Corp.
3.20%, 10/01/26(a)	155	171,260
3.45%, 10/01/29(a)	115	128,075
4.50%, 10/01/49	165	203,113
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	500	586,796
5.00%, 09/26/48(a)	500	618,698
Linde, Inc.
2.70%, 02/21/23(a)	1,000	1,049,374
2.65%, 02/05/25(a)	165	178,671
3.20%, 01/30/26(a)	250	280,678
1.10%, 08/10/30	900	874,451
2.00%, 08/10/50	705	635,909
LYB International Finance BV
4.00%, 07/15/23	450	487,506
5.25%, 07/15/43	75	91,677
4.88%, 03/15/44	350	418,355
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	1,110,184
LYB International Finance III LLC
3.38%, 05/01/30	1,000	1,087,282
4.20%, 10/15/49(a)	830	914,098
4.20%, 05/01/50(a)	500	557,435
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	600	682,471
Mosaic Co.
3.75%, 11/15/21(a)	50	51,303
4.25%, 11/15/23	1,000	1,085,352
4.05%, 11/15/27(a)	1,000	1,112,748
5.45%, 11/15/33(a)	250	290,832
Nutrien Ltd.
3.15%, 10/01/22	1,050	1,096,871
3.50%, 06/01/23(a)	250	266,803
3.63%, 03/15/24(a)	250	272,198
3.38%, 03/15/25(a)	1,395	1,540,359
3.00%, 04/01/25(a)	250	270,496
4.00%, 12/15/26	250	290,199
4.90%, 06/01/43	500	618,703
5.00%, 04/01/49	750	989,312
3.95%, 05/13/50	1,000	1,143,334
PPG Industries, Inc.
2.40%, 08/15/24	1,000	1,063,844
2.80%, 08/15/29	1,000	1,086,566
Rohm & Haas Co., 7.85%, 07/15/29	250	352,666
RPM International, Inc., 5.25%, 06/01/45	250	301,091
Sherwin-Williams Co.
3.95%, 01/15/26	500	561,124

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (continued)
3.45%, 06/01/27(a)	$250	$280,754
2.95%, 08/15/29(a)	620	682,371
4.50%, 06/01/47	1,000	1,242,283
3.80%, 08/15/49	880	1,001,376
Westlake Chemical Corp.
3.60%, 08/15/26(a)	500	549,245
3.38%, 06/15/30	300	321,759
5.00%, 08/15/46	750	877,316

		56,358,091

Commercial Services & Supplies(a) — 0.0%
GATX Corp.
3.25%, 09/15/26	750	814,236
4.70%, 04/01/29	1,000	1,195,192

		2,009,428

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.00%, 06/15/22(a)	3,000	3,143,621
2.60%, 02/28/23(a)	500	527,505
2.20%, 09/20/23(a)	1,000	1,049,930
3.63%, 03/04/24(a)	1,000	1,108,058
2.95%, 02/28/26	1,500	1,671,052
2.50%, 09/20/26(a)	1,000	1,100,809
5.90%, 02/15/39(a)	500	747,044
5.50%, 01/15/40(a)	850	1,261,079
Juniper Networks, Inc.
4.35%, 06/15/25(a)	250	281,542
3.75%, 08/15/29(a)	500	574,033
5.95%, 03/15/41	500	633,667

		12,098,340

Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 06/15/45	1,250	1,607,305

Consumer Discretionary — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22	250	258,608
3.70%, 04/01/27(a)	500	576,410
RELX Capital, Inc., 3.50%, 03/16/23	300	319,062

		1,154,080

Consumer Finance — 0.5%
American Express Co.
2.75%, 05/20/22(a)	1,000	1,035,553
2.65%, 12/02/22(a)	1,000	1,047,599
3.40%, 02/27/23(a)	2,000	2,130,730
3.70%, 08/03/23	2,000	2,171,134
3.40%, 02/22/24(a)	3,000	3,261,568
2.50%, 07/30/24(a)	655	697,135
3.00%, 10/30/24(a)	1,000	1,084,942
3.63%, 12/05/24	300	331,570
3.13%, 05/20/26	3,000	3,345,384
4.05%, 12/03/42	67	84,450
American Express Credit Corp.
2.70%, 03/03/22(a)	1,000	1,031,089
3.30%, 05/03/27	500	564,738
Andrew W Mellon Foundation (The), 0.95%, 08/01/27	112	112,091
Automatic Data Processing, Inc., 1.25%, 09/01/30	2,000	1,973,098

8

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Bank USA NA, 3.38%, 02/15/23	$350	$370,151
Capital One Financial Corp.
3.20%, 01/30/23(a)	4,000	4,222,724
3.50%, 06/15/23	110	117,619
3.75%, 04/24/24	250	272,067
3.30%, 10/30/24(a)	1,000	1,083,869
3.20%, 02/05/25	250	270,083
4.20%, 10/29/25(a)	340	377,410
3.75%, 07/28/26(a)	230	250,484
3.75%, 03/09/27(a)	500	555,173
3.65%, 05/11/27(a)	2,000	2,215,902
3.80%, 01/31/28(a)	1,000	1,116,007
Discover Financial Services(a)
3.95%, 11/06/24	350	385,140
3.75%, 03/04/25	75	81,442
Equifax, Inc.(a)
2.60%, 12/01/24	1,000	1,068,186
3.25%, 06/01/26	250	269,105
Global Payments, Inc.
4.00%, 06/01/23(a)	1,000	1,083,461
4.80%, 04/01/26(a)	500	583,750
3.20%, 08/15/29	250	272,686
2.90%, 05/15/30	1,815	1,942,068
4.15%, 08/15/49(a)	355	416,700
IHS Markit Ltd.
4.75%, 08/01/28	300	356,877
4.25%, 05/01/29	1,000	1,160,080
Mastercard, Inc.
3.38%, 04/01/24(a)	250	275,098
2.00%, 03/03/25(a)	1,200	1,277,613
3.30%, 03/26/27	235	267,875
3.50%, 02/26/28(a)	1,000	1,165,972
2.95%, 06/01/29	1,500	1,694,094
3.35%, 03/26/30(a)	330	386,944
3.65%, 06/01/49	500	611,459
3.85%, 03/26/50	1,050	1,340,558
Moody’s Corp.
4.50%, 09/01/22	550	587,058
4.88%, 02/15/24(a)	500	565,103
3.25%, 01/15/28	750	843,871
4.25%, 02/01/29(a)	1,000	1,196,966
3.25%, 05/20/50	135	144,533
2.55%, 08/18/60	1,000	924,811
PayPal Holdings, Inc.
1.35%, 06/01/23	395	403,468
2.40%, 10/01/24(a)	1,170	1,239,671
1.65%, 06/01/25	440	455,716
2.85%, 10/01/29(a)	1,335	1,469,345
2.30%, 06/01/30	465	491,758
3.25%, 06/01/50	585	647,134
S&P Global, Inc.
2.50%, 12/01/29(a)	320	348,401
1.25%, 08/15/30	430	423,055
3.25%, 12/01/49	225	257,094
2.30%, 08/15/60	150	135,889
Synchrony Financial
2.85%, 07/25/22	175	180,101
4.50%, 07/23/25(a)	190	209,740
3.95%, 12/01/27	1,000	1,076,122

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial (continued)
5.15%, 03/19/29(a)	$500	$577,994
Visa, Inc.
2.15%, 09/15/22	2,000	2,070,411
2.80%, 12/14/22(a)	750	787,936
3.15%, 12/14/25(a)	1,945	2,176,153
2.75%, 09/15/27	1,150	1,272,757
1.10%, 02/15/31	1,400	1,374,292
4.15%, 12/14/35	500	647,468
2.70%, 04/15/40	1,000	1,081,684
4.30%, 12/14/45(a)	1,750	2,324,402
3.65%, 09/15/47	195	239,151
2.00%, 08/15/50	1,100	1,009,588
Western Union Co., 6.20%, 11/17/36(a)	525	632,648

		70,155,998

Containers & Packaging — 0.1%
Bemis Co. Inc., 2.63%, 06/19/30	275	293,141
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	1,130,938
Georgia-Pacific LLC, 8.88%, 05/15/31	525	848,742
International Paper Co.
5.00%, 09/15/35	250	325,508
7.30%, 11/15/39	250	365,427
4.80%, 06/15/44	250	309,380
5.15%, 05/15/46(a)	1,000	1,308,978
4.40%, 08/15/47(a)	500	610,784
4.35%, 08/15/48(a)	750	918,028
Packaging Corp. of America
4.50%, 11/01/23	250	276,502
3.00%, 12/15/29(a)	200	219,053
4.05%, 12/15/49	650	777,077
WestRock MWV LLC, 8.20%, 01/15/30(a)	100	140,909
WRKCo, Inc.
4.65%, 03/15/26(a)	1,170	1,373,808
3.38%, 09/15/27(a)	500	549,097
4.00%, 03/15/28	1,000	1,144,625
4.90%, 03/15/29(a)	1,000	1,228,683

		11,820,680

Diversified Financial Services — 4.1%
AERCAP IRELAND CAP/GLOBA Co. GUAR
01/24 4.875, 4.88%, 01/16/24(a)	1,000	1,035,751
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22(a)	1,250	1,265,530
3.30%, 01/23/23	500	501,789
2.88%, 08/14/24(a)	1,000	963,141
6.50%, 07/15/25(a)	1,000	1,079,566
3.65%, 07/21/27(a)	1,000	915,991
3.88%, 01/23/28(a)	500	460,863
Air Lease Corp.
2.25%, 01/15/23(a)	1,095	1,101,947
4.25%, 09/15/24	250	261,556
2.30%, 02/01/25(a)	375	368,973
3.25%, 03/01/25(a)	2,000	2,034,550
3.38%, 07/01/25	1,000	1,021,860
3.63%, 12/01/27(a)	200	198,100
3.25%, 10/01/29(a)	500	474,285
3.00%, 02/01/30	400	372,497
Aircastle Ltd.
5.00%, 04/01/23	100	100,225

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd. (continued)
4.13%, 05/01/24(a)	$1,000	$985,607
4.25%, 06/15/26	500	462,440
Ally Financial, Inc.
4.13%, 02/13/22	500	518,150
4.63%, 05/19/22	500	525,258
3.05%, 06/05/23	2,000	2,078,245
1.45%, 10/02/23	335	334,629
3.88%, 05/21/24(a)	1,500	1,598,540
5.13%, 09/30/24	2,300	2,563,336
4.63%, 03/30/25	1,500	1,647,670
5.80%, 05/01/25	500	576,680
Banco Santander SA
3.50%, 04/11/22	1,600	1,659,642
3.13%, 02/23/23(a)	1,000	1,047,505
2.71%, 06/27/24	1,000	1,058,020
2.75%, 05/28/25(a)	1,400	1,468,534
5.18%, 11/19/25(a)	200	226,469
3.80%, 02/23/28(a)	600	659,459
4.38%, 04/12/28(a)	1,000	1,134,848
3.31%, 06/27/29	600	652,634
3.49%, 05/28/30(a)	800	872,319
Bank of America Corp.
2.50%, 10/21/22(a)	1,000	1,021,479
3.30%, 01/11/23(a)	1,000	1,061,488
4.10%, 07/24/23(a)	4,000	4,379,232
4.00%, 04/01/24(a)	500	554,116
4.20%, 08/26/24(a)	750	835,229
4.00%, 01/22/25	750	835,500
3.88%, 08/01/25	2,250	2,557,080
4.45%, 03/03/26	1,340	1,545,481
3.50%, 04/19/26	645	722,687
4.25%, 10/22/26	1,290	1,493,727
3.25%, 10/21/27(a)	1,375	1,521,139
6.11%, 01/29/37(a)	350	494,079
7.75%, 05/14/38(a)	200	331,237
5.88%, 02/07/42	1,100	1,624,793
5.00%, 01/21/44(a)	1,250	1,726,068
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(c)	1,400	1,451,919
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(a)(c)	1,000	1,064,960
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	5,144	5,400,147
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(a)(c)	2,000	2,182,943
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	385	405,916
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)(c)	500	519,312
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(a)(c)	1,500	1,624,475
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(a)(c)	3,500	3,679,746
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	1,000	1,034,389
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(c)	2,544	2,830,901

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(a)(c)	$1,000	$1,116,930
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(a)(c)	1,000	1,147,367
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(a)(c)	1,000	1,078,300
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(c)	4,965	5,462,323
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(c)	1,000	1,080,092
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(a)(c)	600	730,679
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(a)(c)	2,650	3,070,804
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(a)(c)	1,450	1,700,940
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(c)	1,000	1,190,685
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)(c)	500	561,529
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(c)	1,000	1,130,785
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(c)	2,000	2,542,715
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(c)	2,000	2,260,540
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(c)	1,500	1,827,918
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(c)	1,150	1,497,244
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(c)	2,900	3,591,188
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26(c)	1,700	1,712,810
(Secured Overnight Financing Rate + 1.93%), 2.68%, 06/19/41(c)	3,000	3,063,244
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(c)	2,700	2,872,587
Series L, 3.95%, 04/21/25	2,155	2,393,853
Series L, 4.18%, 11/25/27(a)	1,000	1,145,718
Bank of Nova Scotia
2.70%, 03/07/22	1,000	1,034,659
2.45%, 09/19/22	2,000	2,083,081
2.00%, 11/15/22	1,000	1,032,657
2.38%, 01/18/23(a)	475	494,760
3.40%, 02/11/24	1,000	1,086,429
4.50%, 12/16/25	250	289,596
2.70%, 08/03/26(a)	500	547,631
Bank of Nova Scotia (The), 2.20%, 02/03/25(a)	2,000	2,111,000
Barclays PLC
3.68%, 01/10/23(a)	1,500	1,546,355
3.65%, 03/16/25(a)	450	485,362
4.38%, 01/12/26(a)	1,000	1,120,316
5.20%, 05/12/26(a)	1,000	1,108,750
4.34%, 01/10/28(a)	750	835,170
4.84%, 05/09/28(a)	1,000	1,075,378
4.95%, 01/10/47(a)	1,000	1,279,776
(1 year CMT + 1.90%), 2.65%, 06/24/31(a)(c)	2,000	1,995,328

10

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC (continued)
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(a)(c)	$2,000	$2,147,093
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	2,250	2,632,875
(3 mo. LIBOR US + 2.45%), 2.85%, 05/07/26(c)	500	520,044
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(a)(c)	1,000	1,120,163
BNP Paribas SA
3.25%, 03/03/23(a)	250	266,880
4.25%, 10/15/24	250	276,467
Citigroup, Inc.
2.90%, 12/08/21(a)	750	770,436
2.75%, 04/25/22	1,500	1,550,206
4.05%, 07/30/22	250	265,486
2.70%, 10/27/22(a)	500	521,258
3.50%, 05/15/23(a)	500	534,308
3.88%, 03/26/25	500	550,866
3.30%, 04/27/25(a)	155	170,410
4.40%, 06/10/25	500	564,154
3.70%, 01/12/26(a)	1,000	1,120,603
4.60%, 03/09/26	250	286,587
3.40%, 05/01/26	500	555,760
3.20%, 10/21/26	2,500	2,757,750
4.30%, 11/20/26	150	171,901
4.45%, 09/29/27	3,000	3,478,781
4.13%, 07/25/28(a)	750	863,860
6.63%, 06/15/32	100	139,713
6.13%, 08/25/36	184	246,977
8.13%, 07/15/39(a)	575	1,000,838
5.88%, 01/30/42(a)	2,500	3,662,753
6.68%, 09/13/43(a)	250	383,782
5.30%, 05/06/44(a)	500	666,733
4.65%, 07/30/45(a)	250	326,856
4.75%, 05/18/46	1,500	1,882,470
4.65%, 07/23/48(a)	1,500	1,978,189
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(c)	3,500	3,611,440
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	4,000	4,327,697
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)(c)	1,500	1,556,510
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)(c)	2,000	2,228,955
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(c)	1,000	1,124,112
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)(c)	1,000	1,131,893
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(a)(c)	1,000	1,255,304
(Secured Overnight Financing Rate + 0.87%), 2.31%, 11/04/22(c)	700	712,821
(Secured Overnight Financing Rate + 1.42%), 2.98%, 11/05/30(a)(c)	1,000	1,081,132
(Secured Overnight Financing Rate + 2.11%), 2.57%, 06/03/31(c)	1,500	1,572,105
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(c)	1,400	1,515,271
(Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31(c)	2,400	2,876,943

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(Secured Overnight Financing Rate + 4.55%), 5.32%, 03/26/41(c)	$2,400	$3,263,653
Clorox Co.
3.05%, 09/15/22	50	52,217
3.50%, 12/15/24	250	278,050
CME Group, Inc.
3.00%, 09/15/22	1,000	1,050,024
3.00%, 03/15/25(a)	1,250	1,369,179
3.75%, 06/15/28	1,000	1,171,028
5.30%, 09/15/43(a)	100	147,758
Credit Suisse Group Funding Guernsey Ltd.(a)
3.80%, 09/15/22	500	529,073
3.80%, 06/09/23	1,000	1,075,824
3.75%, 03/26/25	500	551,486
4.55%, 04/17/26	250	291,512
4.88%, 05/15/45	1,500	2,005,650
Deutsche Bank AG, 4.10%, 01/13/26	350	373,351
Deutsche Bank AG, London, 3.70%, 05/30/24(a)	215	225,919
Deutsche Bank AG, New York
4.25%, 10/14/21	2,000	2,058,850
3.95%, 02/27/23	2,000	2,097,230
(Secured Overnight Financing Rate + 2.16%), 2.22%, 09/18/24(c)	1,435	1,444,973
(Secured Overnight Financing Rate + 2.58%), 3.96%, 11/26/25(c)	800	850,591
(Secured Overnight Financing Rate + 3.04%), 3.55%, 09/18/31(c)	855	863,925
GE Capital Funding LLC(b)
4.40%, 05/15/30	2,000	2,147,818
4.55%, 05/15/32	1,000	1,074,865
GE Capital International Funding Co.(a)
3.37%, 11/15/25	1,427	1,526,298
4.42%, 11/15/35	5,685	6,000,851
Goldman Sachs Group, Inc.
2.35%, 11/15/21	1,500	1,503,438
5.75%, 01/24/22	2,350	2,510,528
3.00%, 04/26/22(a)	3,000	3,043,330
3.63%, 01/22/23(a)	150	160,343
3.63%, 02/20/24(a)	1,000	1,085,059
4.00%, 03/03/24(a)	3,425	3,766,915
3.85%, 07/08/24(a)	500	549,880
3.50%, 01/23/25	750	822,902
3.50%, 04/01/25	1,915	2,113,528
3.75%, 05/22/25(a)	2,250	2,500,656
4.25%, 10/21/25(a)	1,050	1,194,586
3.75%, 02/25/26(a)	380	427,694
5.95%, 01/15/27(a)	250	307,624
3.85%, 01/26/27	2,000	2,251,618
2.60%, 02/07/30(a)	2,000	2,113,989
3.80%, 03/15/30	2,600	3,013,550
6.75%, 10/01/37(a)	1,650	2,397,332
4.80%, 07/08/44	1,250	1,636,024
5.15%, 05/22/45	1,500	1,976,883
4.75%, 10/21/45(a)	1,750	2,302,102
(3 mo. LIBOR US + 0.82%), 2.88%, 10/31/22(c)	2,000	2,047,937
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(c)	2,000	2,074,625
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)(c)	1,000	1,138,116

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(c)	$1,000	$1,082,388
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)(c)	3,000	3,498,638
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(c)	2,000	2,320,383
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(c)	2,400	2,930,114
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(c)	2,500	2,802,322
HSBC Holdings PLC
3.60%, 05/25/23(a)	3,750	3,993,469
4.25%, 03/14/24(a)	500	536,182
4.25%, 08/18/25(a)	500	543,386
4.30%, 03/08/26(a)	1,000	1,127,304
3.90%, 05/25/26	1,000	1,106,688
4.38%, 11/23/26(a)	2,000	2,205,967
4.95%, 03/31/30(a)	1,353	1,628,746
6.50%, 05/02/36(a)	200	268,649
6.50%, 09/15/37	750	1,017,754
6.80%, 06/01/38	250	351,614
6.10%, 01/14/42(a)	1,000	1,433,895
5.25%, 03/14/44(a)	1,250	1,582,086
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(c)	380	406,483
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(a)(c)	1,000	1,033,825
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(a)(c)	1,000	1,041,819
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(a)(c)	1,000	1,080,473
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(a)(c)	3,000	3,349,470
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(c)	3,000	3,461,194
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(c)	3,000	3,315,548
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(a)(c)	3,000	3,349,406
(Secured Overnight Financing Rate + 1.54%), 1.65%, 04/18/26(a)(c)	1,740	1,733,336
(Secured Overnight Financing Rate + 2.39%), 2.85%, 06/04/31(a)(c)	2,000	2,070,802
Intercontinental Exchange, Inc.
2.35%, 09/15/22(a)	1,000	1,035,019
3.75%, 12/01/25	1,115	1,259,608
3.75%, 09/21/28(a)	1,135	1,313,458
2.10%, 06/15/30	770	790,790
1.85%, 09/15/32	165	163,939
2.65%, 09/15/40	1,000	996,589
4.25%, 09/21/48(a)	500	619,071
3.00%, 06/15/50	435	453,531
3.00%, 09/15/60	1,250	1,264,000
John Deere Capital Corp.
2.65%, 01/06/22(a)	140	144,041
2.75%, 03/15/22	500	517,727
2.95%, 04/01/22	500	519,596
1.95%, 06/13/22(a)	300	308,317
0.55%, 07/05/22	2,000	2,010,381
2.15%, 09/08/22	1,000	1,033,896

Security	Par (000)	Value

Diversified Financial Services (continued)
John Deere Capital Corp. (continued)
2.80%, 03/06/23(a)	$500	$529,325
3.45%, 06/07/23	2,000	2,162,437
3.45%, 01/10/24(a)	1,000	1,092,828
2.05%, 01/09/25	1,000	1,059,808
2.25%, 09/14/26(a)	500	543,003
3.05%, 01/06/28	300	333,993
2.80%, 07/18/29	630	703,323
2.45%, 01/09/30(a)	300	326,224
JPMorgan Chase & Co.
4.50%, 01/24/22(a)	2,800	2,951,926
3.25%, 09/23/22(a)	3,200	3,382,335
2.97%, 01/15/23	2,000	2,065,238
3.20%, 01/25/23	3,150	3,348,381
3.38%, 05/01/23	1,250	1,333,694
2.70%, 05/18/23(a)	500	528,013
3.63%, 05/13/24(a)	1,000	1,103,821
3.88%, 09/10/24(a)	1,300	1,441,942
3.13%, 01/23/25(a)	250	272,714
3.90%, 07/15/25(a)	2,250	2,545,031
3.30%, 04/01/26(a)	500	554,084
3.20%, 06/15/26(a)	1,000	1,109,995
7.63%, 10/15/26(a)	500	669,679
4.13%, 12/15/26(a)	250	290,479
4.25%, 10/01/27(a)	500	582,439
3.63%, 12/01/27(a)	1,000	1,119,795
6.40%, 05/15/38(a)	1,100	1,678,917
5.50%, 10/15/40(a)	125	178,328
5.60%, 07/15/41(a)	550	806,571
5.40%, 01/06/42(a)	400	574,375
5.63%, 08/16/43	500	718,977
4.85%, 02/01/44	100	134,821
4.95%, 06/01/45	1,250	1,693,973
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(a)(c)	2,000	2,078,180
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(a)(c)	1,500	1,608,450
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(a)(c)	2,500	2,708,203
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)(c)	1,500	1,551,244
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(c)	1,000	1,124,812
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(c)	4,000	4,640,756
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)(c)	2,000	2,148,321
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(c)	1,000	1,147,688
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(c)	1,750	2,105,934
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	1,175	1,390,749
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(a)(c)	2,500	3,005,736
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(c)	2,000	2,262,077
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(c)	1,000	1,179,095
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(c)	750	844,799

12

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(a)(c)	$1,500	$1,822,779
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(c)	1,500	1,825,807
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(c)	1,000	1,258,438
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(c)	500	526,063
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(a)(c)	3,000	3,213,996
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(c)	1,300	1,345,960
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(a)(c)	3,100	3,241,918
(Secured Overnight Financing Rate + 2.04%), 2.52%, 04/22/31(c)	1,600	1,702,517
(Secured Overnight Financing Rate + 2.44%), 3.11%, 04/22/51(c)	2,700	2,897,429
(Secured Overnight Financing Rate + 2.46%), 3.11%, 04/22/41(c)	1,100	1,193,213
(Secured Overnight Financing Rate + 2.52%), 2.96%, 05/13/31(c)	1,000	1,072,904
(Secured Overnight Financing Rate + 3.79%), 4.49%, 03/24/31(c)	1,000	1,220,342
Kimberly-Clark Corp.
2.65%, 03/01/25(a)	85	91,890
2.75%, 02/15/26	500	549,935
5.30%, 03/01/41(a)	250	354,287
3.20%, 07/30/46	210	242,384
3.90%, 05/04/47	750	963,120
2.88%, 02/07/50	800	890,176
Lloyds Banking Group PLC
3.00%, 01/11/22(a)	2,000	2,057,827
4.05%, 08/16/23(a)	500	541,090
3.90%, 03/12/24	500	543,261
4.45%, 05/08/25(a)	500	565,239
4.58%, 12/10/25(a)	250	274,785
4.65%, 03/24/26	250	278,011
4.55%, 08/16/28	2,000	2,357,600
5.30%, 12/01/45(a)	850	1,108,492
4.34%, 01/09/48(a)	800	940,246
(1 year CMT + 1.00%), 2.44%, 02/05/26(a)(c)	340	352,332
(1 year CMT + 1.10%), 1.33%, 06/15/23(a)(c)	3,000	3,017,754
(1 year CMT + 3.50%), 3.87%, 07/09/25(c)	1,000	1,088,375
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	500	547,791
(3 mo. LIBOR US + 1.25%), 2.86%, 03/17/23(a)(c)	1,000	1,027,857
Series, (3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(c)	1,000	1,038,551
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	1,500	1,550,132
2.62%, 07/18/22(a)	2,000	2,072,577
2.67%, 07/25/22	1,000	1,036,699
3.46%, 03/02/23(a)	3,000	3,196,309
3.76%, 07/26/23(a)	1,500	1,623,817
2.80%, 07/18/24	1,000	1,067,672
2.19%, 02/25/25(a)	500	523,679
3.85%, 03/01/26	500	570,568
2.76%, 09/13/26(a)	250	270,873

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3.29%, 07/25/27(a)	$1,000	$1,116,532
3.96%, 03/02/28	1,000	1,154,812
3.74%, 03/07/29	2,000	2,296,854
2.56%, 02/25/30(a)	2,000	2,102,202
2.05%, 07/17/30	2,000	2,021,611
4.29%, 07/26/38(a)	250	309,506
3.75%, 07/18/39	1,010	1,166,901
Mizuho Financial Group, Inc.
2.95%, 02/28/22(a)	250	258,640
3.55%, 03/05/23(a)	2,000	2,136,602
3.17%, 09/11/27(a)	1,000	1,091,458
(3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24(c)	800	806,281
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(c)	2,000	2,175,000
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(c)	905	951,165
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(a)(c)	1,000	1,094,394
(3 mo. LIBOR US + 1.31%), 2.87%, 09/13/30(c)	500	536,389
(3 mo. LIBOR US + 1.51%), 2.20%, 07/10/31(a)(c)	1,000	1,013,142
Morgan Stanley
2.63%, 11/17/21(a)	2,750	2,818,695
2.75%, 05/19/22(a)	2,000	2,072,094
4.88%, 11/01/22	500	540,501
3.13%, 01/23/23(a)	3,500	3,700,445
3.75%, 02/25/23(a)	500	536,658
4.10%, 05/22/23	250	270,793
3.70%, 10/23/24(a)	1,500	1,664,185
4.00%, 07/23/25	505	570,776
5.00%, 11/24/25	1,250	1,468,537
3.88%, 01/27/26(a)	500	569,887
3.13%, 07/27/26(a)	500	553,530
4.35%, 09/08/26	1,500	1,736,251
3.63%, 01/20/27(a)	2,000	2,266,520
3.95%, 04/23/27	250	283,393
7.25%, 04/01/32(a)	50	75,256
6.38%, 07/24/42(a)	50	78,192
4.30%, 01/27/45(a)	500	633,631
4.38%, 01/22/47(a)	1,500	1,945,663
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	4,000	4,305,691
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(a)(c)	3,000	3,424,234
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(c)	2,250	2,530,554
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(c)	3,000	3,726,837
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)(c)	1,000	1,185,004
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(c)	750	896,117
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(c)	4,000	4,260,781
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(a)(c)	605	642,675
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(a)(c)	3,430	3,592,187

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(c)	$4,020	$4,618,899
(Secured Overnight Financing Rate + 4.84%), 5.60%, 03/24/51(a)(c)	500	751,772
Series F, 3.88%, 04/29/24(a)	250	275,885
Nasdaq, Inc.
4.25%, 06/01/24	250	279,274
3.25%, 04/28/50	1,000	1,044,398
Natwest Group PLC(c)
(1 year CMT + 2.15%), 2.36%, 05/22/24(a)	385	394,992
(1 year CMT + 2.55%), 3.07%, 05/22/28	580	609,508
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,000	1,072,200
6.00%, 12/19/23	2,000	2,249,236
4.80%, 04/05/26	500	577,147
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(a)(c)	2,000	2,155,652
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(a)(c)	750	872,371
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(a)(c)	1,000	1,086,263
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(a)(c)	1,000	1,157,236
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(a)(c)	1,000	1,192,462
(5 year CMT + 2.10%), 3.75%, 11/01/29(a)(c)	290	299,866
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21	1,000	1,021,713
2.85%, 01/11/22	1,000	1,029,218
3.10%, 01/17/23	4,000	4,223,659
3.75%, 07/19/23(a)	500	541,790
2.45%, 09/27/24(a)	1,000	1,056,455
2.35%, 01/15/25(a)	2,000	2,106,693
3.78%, 03/09/26	500	568,810
2.63%, 07/14/26	1,000	1,077,696
3.01%, 10/19/26	250	275,647
3.36%, 07/12/27(a)	1,000	1,113,036
3.35%, 10/18/27(a)	500	550,115
3.54%, 01/17/28(a)	2,000	2,240,590
3.04%, 07/16/29(a)	920	1,002,717
3.20%, 09/17/29	500	542,177
2.72%, 09/27/29(a)	1,000	1,060,705
2.13%, 07/08/30(a)	2,000	2,029,432

		541,283,619

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.00%, 06/30/22(a)	2,000	2,079,963
2.63%, 12/01/22(a)	2,000	2,083,319
4.05%, 12/15/23	2,500	2,770,303
4.45%, 04/01/24(a)	500	558,490
3.95%, 01/15/25(a)	500	560,630
3.88%, 01/15/26(a)	1,000	1,133,906
4.13%, 02/17/26(a)	1,250	1,432,625
2.95%, 07/15/26(a)	500	546,324
3.80%, 02/15/27(a)	500	564,119
4.25%, 03/01/27(a)	1,000	1,161,040
1.65%, 02/01/28	1,100	1,102,080
4.10%, 02/15/28(a)	544	629,787
4.35%, 03/01/29(a)	2,000	2,354,214

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.30%, 02/15/30	$3,000	$3,555,991
2.75%, 06/01/31	2,000	2,110,116
2.25%, 02/01/32	1,400	1,400,278
4.50%, 05/15/35	810	956,323
4.90%, 08/15/37(a)	750	906,303
4.85%, 03/01/39(a)	2,000	2,413,105
5.35%, 09/01/40(a)	1	1,258
3.50%, 06/01/41	1,000	1,050,656
4.90%, 06/15/42	350	413,655
4.30%, 12/15/42(a)	651	736,570
3.10%, 02/01/43	1,600	1,560,550
4.65%, 06/01/44(a)	250	284,226
4.80%, 06/15/44(a)	319	380,190
4.35%, 06/15/45(a)	584	654,324
4.50%, 03/09/48(a)	2,353	2,700,337
3.65%, 06/01/51	1,000	1,008,650
3.30%, 02/01/52	800	758,254
3.50%, 09/15/53(b)(e)	2,624	2,536,946
3.55%, 09/15/55(b)(e)	11,407	11,055,353
3.65%, 09/15/59(a)(b)	7,182	7,055,379
3.85%, 06/01/60	1,000	1,017,492
3.50%, 02/01/61	600	571,309
British Telecommunications PLC
5.13%, 12/04/28	1,000	1,205,174
9.63%, 12/15/30	900	1,442,997
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	1,650	2,563,656
Telefonica Emisiones SAU
4.57%, 04/27/23(a)	1,200	1,314,920
4.10%, 03/08/27(a)	1,000	1,137,449
7.05%, 06/20/36	75	107,884
4.67%, 03/06/38	1,000	1,152,535
5.21%, 03/08/47(a)	1,750	2,079,447
4.90%, 03/06/48(a)	500	576,388
5.52%, 03/01/49	500	622,634
Telefonica Europe BV, 8.25%, 09/15/30	300	452,876
Verizon Communications, Inc.
5.15%, 09/15/23	2,000	2,266,426
4.15%, 03/15/24(a)	2,000	2,223,811
3.50%, 11/01/24	500	552,026
3.38%, 02/15/25(a)	2,992	3,334,773
2.63%, 08/15/26(a)	900	983,782
4.13%, 03/16/27(a)	2,750	3,251,331
4.33%, 09/21/28(a)	2,164	2,623,847
3.88%, 02/08/29(a)	2,000	2,366,007
4.02%, 12/03/29(a)	3,000	3,592,375
3.15%, 03/22/30(a)	1,000	1,130,030
4.50%, 08/10/33(a)	1,750	2,219,587
4.40%, 11/01/34	1,500	1,870,012
4.27%, 01/15/36(a)	1,250	1,541,867
5.25%, 03/16/37(a)	1,250	1,731,074
4.81%, 03/15/39(a)	596	780,472
3.85%, 11/01/42	250	298,088
6.55%, 09/15/43(a)	750	1,220,836
4.86%, 08/21/46	2,000	2,730,995
5.50%, 03/16/47	250	376,561
4.52%, 09/15/48	4,000	5,240,480
5.01%, 04/15/49	1,981	2,851,380

14

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.00%, 03/22/50(a)	$1,000	$1,231,125
4.67%, 03/15/55	500	692,766

		117,869,676

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	135	154,384
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50	300	326,841
California Institute of Technology, 3.65%, 09/01/19	263	287,533
Duke University
2.68%, 10/01/44	300	313,574
2.83%, 10/01/55	253	267,878
Ford Foundation (The)
2.42%, 06/01/50	60	61,639
2.82%, 06/01/70	125	130,422
George Washington University
4.87%, 09/15/45	100	135,250
Series 2014, 4.30%, 09/15/44	250	308,084
Series 2018, 4.13%, 09/15/48(a)	164	201,533
Georgetown University
2.94%, 04/01/50	104	103,219
Series A, 5.22%, 10/01/18	62	83,360
Series B, 4.32%, 04/01/49	40	50,211
Leland Stanford Junior University
3.65%, 05/01/48	250	308,085
2.41%, 06/01/50	300	303,566
Massachusetts Institute of Technology
2.29%, 07/01/51	157	157,099
4.68%, 07/03/14(a)	300	433,575
Series F, 2.99%, 07/01/50	289	327,484
Northeastern University, 2.89%, 10/01/50	51	53,105
Northwestern University
3.87%, 12/01/48	100	123,837
2.64%, 12/01/50	85	88,122
Series 2017, 3.66%, 12/01/57	58	72,409
President and Fellows of Harvard College
3.15%, 07/15/46	175	199,196
2.52%, 10/15/50	204	211,816
3.30%, 07/15/56	200	242,537
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	45,972
Trustees of Princeton University (The), 2.52%, 07/01/50	420	440,464
Trustees of the University of Pennsylvania (The)
2.40%, 10/01/50	146	145,356
3.61%, 02/15/19	160	178,014
University of Chicago (The), 2.55%, 04/01/50	137	136,626
University of Notre Dame du Lac, Series 2017,
3.39%, 02/15/48	110	128,952
University of Southern California
3.03%, 10/01/39(a)	200	216,426
2.81%, 10/01/50	134	141,908
3.23%, 10/01/20	130	138,709
William Marsh Rice University, 3.77%, 05/15/55	300	382,651

Security	Par (000)	Value

Education (continued)
Yale University
2.40%, 04/15/50	$175	$178,996
Series 2020, 1.48%, 04/15/30	152	153,813

		7,232,646

Electric Utilities — 2.0%
AEP Texas, Inc.
2.40%, 10/01/22	1,000	1,035,713
3.95%, 06/01/28	500	577,880
Series H, 3.45%, 01/15/50	250	273,486
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	500	562,660
3.80%, 06/15/49	1,000	1,181,997
3.15%, 09/15/49(a)	135	144,681
3.65%, 04/01/50(a)	500	583,070
Alabama Power Co.
1.45%, 09/15/30	1,000	1,006,897
3.75%, 03/01/45	250	288,985
4.30%, 01/02/46	250	313,066
3.45%, 10/01/49(a)	185	211,020
Series B, 3.70%, 12/01/47	2,500	2,953,794
Ameren Corp.
2.50%, 09/15/24(a)	635	672,544
3.50%, 01/15/31	1,000	1,143,029
Ameren Illinois Co.
2.70%, 09/01/22	100	103,590
4.30%, 07/01/44	250	310,210
3.25%, 03/15/50	150	168,755
American Electric Power Co., Inc.
2.30%, 03/01/30	300	308,118
3.25%, 03/01/50	1,000	1,043,659
Series F, 2.95%, 12/15/22(a)	500	523,005
Appalachian Power Co., 4.40%, 05/15/44	250	300,360
Arizona Public Service Co.
3.15%, 05/15/25	250	273,427
2.60%, 08/15/29(a)	500	538,663
5.05%, 09/01/41	250	329,224
4.20%, 08/15/48	250	309,080
3.50%, 12/01/49	1,100	1,223,588
Baltimore Gas & Electric Co.
2.40%, 08/15/26	1,000	1,084,944
3.50%, 08/15/46(a)	700	793,954
3.20%, 09/15/49	225	242,304
2.90%, 06/15/50	450	458,971
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	500	545,170
3.50%, 02/01/25(a)	110	122,425
4.05%, 04/15/25(b)	2,000	2,284,037
3.25%, 04/15/28(a)	500	566,925
3.70%, 07/15/30(b)	500	587,738
6.13%, 04/01/36	250	356,891
5.15%, 11/15/43(a)	250	342,067
4.50%, 02/01/45	400	501,664
3.80%, 07/15/48	500	581,259
4.45%, 01/15/49	2,000	2,563,898
4.25%, 10/15/50(b)	1,000	1,245,015
Black Hills Corp.
3.95%, 01/15/26(a)	200	217,849
3.05%, 10/15/29(a)	415	451,893
2.50%, 06/15/30	55	56,875
4.35%, 05/01/33	400	480,004

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Black Hills Corp. (continued)
3.88%, 10/15/49(a)	$350	$389,433
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	100	114,498
3.95%, 03/01/48	250	309,732
2.90%, 07/01/50	290	307,017
CenterPoint Energy, Inc.
2.50%, 09/01/24	425	452,171
4.25%, 11/01/28(a)	2,000	2,384,449
2.95%, 03/01/30(a)	1,000	1,095,679
3.70%, 09/01/49	250	279,095
Cleco Corporate Holdings LLC
3.74%, 05/01/26	500	533,428
3.38%, 09/15/29	500	507,097
CMS Energy Corp.
3.45%, 08/15/27	1,000	1,120,447
4.70%, 03/31/43	200	249,842
Commonwealth Edison Co.
3.10%, 11/01/24(a)	250	271,160
2.55%, 06/15/26	250	271,978
3.70%, 08/15/28	500	581,288
5.90%, 03/15/36	50	72,108
3.70%, 03/01/45	250	290,182
3.65%, 06/15/46	750	875,896
4.00%, 03/01/48(a)	2,000	2,460,524
4.00%, 03/01/49	1,000	1,234,109
3.00%, 03/01/50	500	534,578
Series 122, 2.95%, 08/15/27(a)	1,000	1,112,561
Series 127, 3.20%, 11/15/49	610	667,355
Connecticut Light & Power Co.
2.50%, 01/15/23	150	156,225
Series A, 3.20%, 03/15/27(a)	500	557,917
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45	250	314,074
3.85%, 06/15/46(a)	1,000	1,174,508
3.95%, 04/01/50	1,000	1,219,261
Consolidated Edison Co. of New York, Inc.
3.30%, 12/01/24(a)	250	274,275
3.80%, 05/15/28(a)	500	575,844
3.95%, 03/01/43	150	174,449
4.45%, 03/15/44	250	310,066
4.50%, 05/15/58	1,000	1,296,483
3.70%, 11/15/59	200	229,574
Series 12-A, 4.20%, 03/15/42	400	475,340
Series A, 4.13%, 05/15/49(a)	500	605,034
Series C, 4.30%, 12/01/56	500	628,272
Series C, 4.00%, 11/15/57	750	895,590
Series D, 4.00%, 12/01/28	500	594,125
Series E, 4.65%, 12/01/48	500	650,097
Consumers Energy Co.
4.35%, 04/15/49	1,000	1,319,224
3.10%, 08/15/50	215	234,660
2.50%, 05/01/60	1,055	991,845
Dominion Energy Inc.
4.60%, 03/15/49(a)	500	667,766
Series C, 3.38%, 04/01/30	1,500	1,691,294
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	1,000	1,379,558
4.60%, 06/15/43(a)	250	325,690
Dominion Energy, Inc.
3.07%, 08/15/24(a)(d)	500	538,197

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
3.90%, 10/01/25(a)	$2,000	$2,272,072
7.00%, 06/15/38	250	378,998
Series C, 4.90%, 08/01/41	50	64,239
DTE Electric Co.
3.65%, 03/15/24(a)	1,000	1,089,415
3.70%, 03/15/45	645	754,573
3.70%, 06/01/46	250	292,110
3.75%, 08/15/47(a)	200	238,727
Series A, 4.00%, 04/01/43	150	181,918
Series A, 4.05%, 05/15/48	250	315,018
DTE Energy Co.
2.25%, 11/01/22(a)	200	206,779
2.95%, 03/01/30(a)	1,000	1,069,001
Series C, 2.53%, 10/01/24	1,000	1,063,353
Series C, 3.40%, 06/15/29(a)	725	803,531
Series F, 1.05%, 06/01/25	895	894,505
Duke Energy Carolinas LLC
3.05%, 03/15/23(a)	200	212,327
2.45%, 08/15/29	500	541,329
2.45%, 02/01/30	400	432,585
6.10%, 06/01/37	500	734,733
6.05%, 04/15/38	100	149,644
5.30%, 02/15/40(a)	250	353,115
4.25%, 12/15/41(a)	2,000	2,485,794
3.70%, 12/01/47	500	592,229
3.95%, 03/15/48	1,000	1,237,637
3.20%, 08/15/49(a)	930	1,032,905
Duke Energy Corp.
2.40%, 08/15/22(a)	1,000	1,033,656
3.95%, 10/15/23	250	272,551
3.75%, 04/15/24(a)	500	549,125
0.90%, 09/15/25	415	415,059
2.65%, 09/01/26(a)	500	540,887
3.15%, 08/15/27	500	551,913
2.45%, 06/01/30(a)	1,695	1,787,285
4.80%, 12/15/45	250	318,924
3.75%, 09/01/46	1,500	1,712,421
3.95%, 08/15/47	500	590,631
4.20%, 06/15/49	500	614,081
Duke Energy Florida LLC
2.50%, 12/01/29(a)	345	374,228
1.75%, 06/15/30	470	477,311
3.40%, 10/01/46	250	280,810
Duke Energy Indiana LLC
3.75%, 05/15/46	500	587,825
2.75%, 04/01/50	1,000	1,023,820
Series UUU, 4.20%, 03/15/42(a)	400	474,761
Series WWW, 4.90%, 07/15/43	250	332,007
Series YYY, 3.25%, 10/01/49(a)	500	558,075
Duke Energy Ohio, Inc.
2.13%, 06/01/30	610	640,319
3.70%, 06/15/46	250	289,004
Duke Energy Progress LLC
3.38%, 09/01/23	250	270,734
3.70%, 09/01/28	365	423,872
4.10%, 05/15/42	150	182,925
4.10%, 03/15/43	250	305,416
4.38%, 03/30/44	100	126,888
4.20%, 08/15/45	250	311,399
3.70%, 10/15/46	500	588,857

16

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC (continued)
2.50%, 08/15/50	$500	$484,767
Edison International
3.13%, 11/15/22	95	98,023
3.55%, 11/15/24	175	184,505
5.75%, 06/15/27(a)	2,050	2,263,433
4.13%, 03/15/28	1,000	1,025,995
Entergy Arkansas LLC, 3.50%, 04/01/26	65	73,560
Entergy Corp.
4.00%, 07/15/22(a)	200	210,953
0.90%, 09/15/25	665	662,332
2.80%, 06/15/30	310	335,136
3.75%, 06/15/50	135	152,940
Entergy Louisiana LLC
4.05%, 09/01/23(a)	250	273,401
5.40%, 11/01/24	3,000	3,534,663
4.00%, 03/15/33	250	313,038
4.20%, 09/01/48	250	316,815
4.20%, 04/01/50	1,000	1,284,193
Entergy Mississippi LLC
2.85%, 06/01/28(a)	500	549,871
3.85%, 06/01/49	500	603,952
Entergy Texas, Inc., 3.55%, 09/30/49(a)	200	224,930
Evergy Kansas Central, Inc.
2.55%, 07/01/26	350	379,342
4.25%, 12/01/45	1,000	1,257,622
3.25%, 09/01/49(a)	500	546,215
3.45%, 04/15/50	500	566,651
Evergy Metro, Inc., 3.65%, 08/15/25	150	169,322
Evergy, Inc.(a)
2.45%, 09/15/24	500	529,294
2.90%, 09/15/29	500	536,658
Eversource Energy
0.80%, 08/15/25	800	795,999
1.65%, 08/15/30	800	792,682
3.45%, 01/15/50	400	449,295
Series H, 3.15%, 01/15/25(a)	125	136,349
Series M, 3.30%, 01/15/28	2,000	2,233,379
Exelon Corp.
3.50%, 06/01/22	500	522,741
3.95%, 06/15/25(a)	250	281,792
3.40%, 04/15/26(a)	750	839,746
4.05%, 04/15/30	1,000	1,173,038
5.10%, 06/15/45	250	324,301
4.45%, 04/15/46(a)	250	303,380
4.70%, 04/15/50	500	635,911
Exelon Generation Co. LLC
4.25%, 06/15/22	500	527,938
6.25%, 10/01/39	150	185,942
5.75%, 10/01/41	500	574,323
5.60%, 06/15/42	50	58,929
FirstEnergy Corp.
2.25%, 09/01/30	795	777,537
7.38%, 11/15/31	500	701,032
Series A, 1.60%, 01/15/26	360	357,764
Series B, 3.90%, 07/15/27(a)	2,000	2,198,919
Series C, 4.85%, 07/15/47	500	602,326
Florida Power & Light Co.
2.75%, 06/01/23	250	262,739
2.85%, 04/01/25	120	131,564
3.13%, 12/01/25(a)	500	556,949

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.95%, 02/01/38	$50	$73,997
5.25%, 02/01/41	500	697,343
4.13%, 02/01/42	500	623,351
4.05%, 10/01/44	750	945,037
3.70%, 12/01/47	1,000	1,216,661
3.95%, 03/01/48	500	632,488
4.13%, 06/01/48	500	653,866
3.15%, 10/01/49(a)	885	1,004,660
Georgia Power Co.(a)
4.30%, 03/15/42	700	837,844
3.70%, 01/30/50	1,000	1,111,934
Series A, 2.20%, 09/15/24	1,000	1,054,942
Series B, 2.65%, 09/15/29	1,000	1,071,495
Indiana Michigan Power Co.
6.05%, 03/15/37	175	247,276
4.25%, 08/15/48	250	309,137
Series K, 4.55%, 03/15/46	150	191,715
Interstate Power & Light Co.
3.25%, 12/01/24	250	274,126
3.70%, 09/15/46	500	566,229
3.50%, 09/30/49	105	115,022
IPALCO Enterprises Inc., 4.25%, 05/01/30(b)	1,000	1,131,453
ITC Holdings Corp., 3.25%, 06/30/26	1,000	1,116,539
Kentucky Utilities Co., 3.30%, 06/01/50	300	329,554
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	315,723
MidAmerican Energy Co.
3.65%, 04/15/29	500	595,724
4.80%, 09/15/43	250	335,066
4.40%, 10/15/44	1,000	1,268,423
4.25%, 07/15/49	1,500	1,944,204
3.15%, 04/15/50(a)	250	277,039
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	500	590,041
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22	1,000	1,035,832
3.40%, 11/15/23	350	378,810
2.85%, 01/27/25	250	272,345
3.40%, 02/07/28(a)	2,000	2,307,288
2.40%, 03/15/30	830	904,918
4.30%, 03/15/49	500	649,492
Nevada Power Co.
2.40%, 05/01/30	400	428,083
5.45%, 05/15/41	50	67,535
3.13%, 08/01/50	400	429,485
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23	1,000	1,049,724
3.63%, 06/15/23	1,250	1,341,126
3.15%, 04/01/24	500	540,863
2.75%, 05/01/25	2,000	2,161,692
3.55%, 05/01/27	1,000	1,130,250
2.75%, 11/01/29(a)	245	265,669
2.25%, 06/01/30	2,300	2,381,714
Northern States Power Co.
2.60%, 05/15/23(a)	500	522,061
3.40%, 08/15/42(a)	200	228,376
4.00%, 08/15/45	85	106,520
3.60%, 09/15/47	150	178,072
2.90%, 03/01/50	445	476,525
2.60%, 06/01/51	305	309,651
NSTAR Electric Co., 2.70%, 06/01/26	250	270,291

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Oglethorpe Power Corp.
4.55%, 06/01/44	$250	$270,666
5.05%, 10/01/48	500	591,136
3.75%, 08/01/50(b)	250	249,006
Ohio Power Co., 4.15%, 04/01/48	1,000	1,245,231
Oklahoma Gas and Electric Co., 3.25%, 04/01/30(a)	1,000	1,119,969
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	100	112,204
0.55%, 10/01/25(b)	580	576,742
3.70%, 11/15/28(a)	355	417,499
5.25%, 09/30/40	250	343,723
5.30%, 06/01/42	75	106,165
3.75%, 04/01/45	250	298,677
3.80%, 09/30/47	1,000	1,214,531
3.80%, 06/01/49(a)	1,000	1,216,857
3.10%, 09/15/49(a)	245	269,264
Pacific Gas and Electric Co.
1.75%, 06/16/22	1,500	1,501,802
3.15%, 01/01/26	2,000	2,052,290
2.10%, 08/01/27	585	566,028
3.75%, 07/01/28	2,000	2,065,105
4.55%, 07/01/30	2,000	2,171,451
2.50%, 02/01/31	1,500	1,427,205
4.50%, 07/01/40	2,000	2,033,942
3.30%, 08/01/40(a)	895	821,897
3.95%, 12/01/47	1,000	926,825
4.95%, 07/01/50	2,000	2,134,147
3.50%, 08/01/50	900	811,459
PacifiCorp
2.95%, 02/01/22	100	102,739
2.95%, 06/01/23(a)	300	318,059
4.10%, 02/01/42	250	303,397
4.15%, 02/15/50	500	626,347
PECO Energy Co.
3.90%, 03/01/48	1,000	1,236,905
3.00%, 09/15/49(a)	195	208,116
Pennsylvania Electric Co., 6.15%, 10/01/38	250	317,168
Potomac Electric Power Co.
3.60%, 03/15/24	250	272,838
4.15%, 03/15/43	250	302,499
PPL Capital Funding, Inc.
3.50%, 12/01/22	2,000	2,108,733
3.40%, 06/01/23	1,250	1,331,157
4.13%, 04/15/30	300	354,389
5.00%, 03/15/44	1,000	1,246,743
4.00%, 09/15/47(a)	500	572,385
PPL Electric Utilities Corp.(a)
4.75%, 07/15/43	250	333,913
3.00%, 10/01/49	170	184,081
Progress Energy, Inc.
3.15%, 04/01/22	1,000	1,032,621
7.75%, 03/01/31	50	73,202
Public Service Co. of Colorado
3.70%, 06/15/28	1,000	1,167,028
1.90%, 01/15/31	800	831,843
3.60%, 09/15/42	250	294,044
3.95%, 03/15/43	200	238,931
4.30%, 03/15/44	75	95,897
3.80%, 06/15/47	1,000	1,218,215
2.70%, 01/15/51	800	813,131

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of New Hampshire, 3.60%, 07/01/49	$1,000	$1,165,433
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	360,417
Public Service Electric & Gas Co.
2.38%, 05/15/23(a)	250	261,123
3.05%, 11/15/24(a)	250	271,826
3.20%, 05/15/29	500	571,022
2.45%, 01/15/30	400	434,161
3.95%, 05/01/42(a)	50	60,939
3.65%, 09/01/42	50	58,660
3.80%, 03/01/46	1,250	1,515,712
3.85%, 05/01/49	500	628,234
3.15%, 01/01/50	400	452,543
Series K, 4.05%, 05/01/45	150	178,538
Public Service Enterprise Group, Inc., 2.88%, 06/15/24	1,000	1,069,953
Puget Energy, Inc.
5.63%, 07/15/22	500	535,785
3.65%, 05/15/25	250	267,567
Puget Sound Energy, Inc.
5.80%, 03/15/40(a)	500	707,103
4.22%, 06/15/48	500	624,444
3.25%, 09/15/49	750	840,076
San Diego Gas & Electric Co.
4.30%, 04/01/42	100	117,223
4.15%, 05/15/48	1,000	1,211,484
Series NNN, 3.60%, 09/01/23	250	269,836
Series VVV, 1.70%, 10/01/30	500	498,024
Sempra Energy
4.05%, 12/01/23	250	273,558
3.55%, 06/15/24	250	270,633
3.75%, 11/15/25(a)	250	279,546
3.40%, 02/01/28	2,000	2,199,628
4.00%, 02/01/48	1,000	1,127,749
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,362,355
Southern California Edison Co.
2.85%, 08/01/29(a)	2,350	2,469,088
5.50%, 03/15/40(a)	50	62,280
4.50%, 09/01/40	1,000	1,142,778
4.65%, 10/01/43(a)	350	404,014
4.00%, 04/01/47	500	536,511
3.65%, 02/01/50(a)	400	413,335
Series 08-A, 5.95%, 02/01/38	500	632,542
Series B, 2.40%, 02/01/22(a)	250	254,882
Series B, 4.88%, 03/01/49	500	607,614
Series C, 3.60%, 02/01/45	250	256,682
Series C, 4.13%, 03/01/48(a)	1,000	1,099,897
Series D, 3.40%, 06/01/23(a)	1,000	1,063,466
Series E, 3.70%, 08/01/25	2,000	2,216,938
Southern Co.
2.95%, 07/01/23(a)	500	531,337
3.25%, 07/01/26(a)	500	557,930
4.40%, 07/01/46(a)	750	887,133
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(c)	1,000	1,003,352
Southern Power Co.
5.25%, 07/15/43	500	583,221
Series E, 2.50%, 12/15/21(a)	1,000	1,023,621
Southwestern Electric Power Co.
Series L, 3.85%, 02/01/48(a)	500	554,539

18

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
Series M, 4.10%, 09/15/28	$1,000	$1,165,867
Southwestern Public Service Co.
3.75%, 06/15/49(a)	1,000	1,180,472
3.15%, 05/01/50	400	431,401
Tampa Electric Co.
4.10%, 06/15/42	250	301,895
4.45%, 06/15/49	250	322,924
3.63%, 06/15/50(a)	80	92,946
Toledo Edison Co., 6.15%, 05/15/37	100	142,870
Tucson Electric Power Co.
1.50%, 08/01/30	865	857,411
4.85%, 12/01/48	250	336,890
Union Electric Co.
2.95%, 06/15/27	1,000	1,102,739
4.00%, 04/01/48	1,000	1,229,336
3.25%, 10/01/49	500	562,624
Virginia Electric & Power Co.
2.95%, 01/15/22(a)	400	409,904
4.00%, 01/15/43	250	306,018
4.45%, 02/15/44	150	195,586
4.60%, 12/01/48(a)	455	621,209
3.30%, 12/01/49	280	323,920
Series A, 3.15%, 01/15/26	555	616,520
Series A, 3.50%, 03/15/27(a)	750	855,009
Series A, 2.88%, 07/15/29(a)	115	128,883
Series A, 6.00%, 05/15/37	250	360,926
Series B, 6.00%, 01/15/36	1,000	1,410,220
Series B, 3.80%, 09/15/47	1,500	1,820,156
Series D, 4.65%, 08/15/43(a)	500	662,237
WEC Energy Group, Inc., 3.55%, 06/15/25	350	392,426
Wisconsin Electric Power Co., 4.30%, 10/15/48(a)	750	957,340
Wisconsin Power & Light Co., 3.00%, 07/01/29(a)	1,000	1,126,907
Wisconsin Public Service Corp., 3.30%, 09/01/49	625	698,291
Xcel Energy, Inc.
3.30%, 06/01/25	292	322,239
3.35%, 12/01/26(a)	500	563,262
4.00%, 06/15/28	1,000	1,176,869
2.60%, 12/01/29	200	216,077
4.80%, 09/15/41	250	312,895
3.50%, 12/01/49	200	222,180

		260,728,480

Electrical Equipment — 0.1%
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,312,422
Roper Technologies, Inc.
0.45%, 08/15/22	2,040	2,038,863
3.13%, 11/15/22	150	157,208
3.65%, 09/15/23(a)	250	271,571
2.35%, 09/15/24(a)	240	253,844
1.00%, 09/15/25	120	120,259
3.80%, 12/15/26(a)	250	288,483
1.40%, 09/15/27	370	373,771
2.95%, 09/15/29(a)	435	478,817
2.00%, 06/30/30	130	132,521
1.75%, 02/15/31	490	490,264

Security	Par (000)	Value

Electrical Equipment (continued)
Tyco Electronics Group SA
3.50%, 02/03/22	$100	$103,216
3.45%, 08/01/24	75	81,550

		6,102,789

Electronic Equipment, Instruments & Components — 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/22	100	103,994
3.80%, 04/03/28	1,000	1,188,488
Amphenol Corp., 2.80%, 02/15/30(a)	1,000	1,093,675
Arrow Electronics, Inc., 4.00%, 04/01/25	500	543,636
Avnet, Inc., 3.75%, 12/01/21	1,000	1,028,704
Corning, Inc.
3.70%, 11/15/23(a)	250	270,596
4.75%, 03/15/42	50	62,088
5.35%, 11/15/48	750	1,012,615
3.90%, 11/15/49	250	286,436
4.38%, 11/15/57	750	908,112
5.45%, 11/15/79	250	318,169
Honeywell International, Inc.
1.85%, 11/01/21(a)	3,000	3,048,483
2.30%, 08/15/24	1,000	1,066,416
1.35%, 06/01/25	355	366,017
2.70%, 08/15/29	1,500	1,659,546
1.95%, 06/01/30	1,000	1,052,302
3.81%, 11/21/47(a)	500	629,158
2.80%, 06/01/50	435	466,348
Keysight Technologies, Inc., 3.00%, 10/30/29(a)	800	874,525

		15,979,308

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	100	118,493
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc.
2.77%, 12/15/22	500	522,814
3.34%, 12/15/27(a)	450	478,215
3.14%, 11/07/29	325	339,103
4.08%, 12/15/47	1,500	1,499,794
Halliburton Co.
3.80%, 11/15/25	2,415	2,624,103
2.92%, 03/01/30	1,000	985,373
4.85%, 11/15/35	1,000	1,061,662
4.50%, 11/15/41	50	47,035
4.75%, 08/01/43	1,250	1,233,121
5.00%, 11/15/45	1,175	1,211,955
National Oilwell Varco, Inc.
3.60%, 12/01/29	1,000	971,271
3.95%, 12/01/42	150	134,884
TechnipFMC PLC, 3.45%, 10/01/22	100	103,471

		11,331,294

Environmental, Maintenance, & Security Service — 0.1%
Republic Services, Inc.
3.55%, 06/01/22(a)	250	260,813
4.75%, 05/15/23(a)	250	274,912
2.50%, 08/15/24	205	218,204
3.20%, 03/15/25	250	274,335
2.90%, 07/01/26(a)	85	93,992
3.95%, 05/15/28	1,750	2,061,662
1.45%, 02/15/31	880	867,855

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Republic Services, Inc. (continued)
3.05%, 03/01/50	$1,000	$1,062,364
Waste Connections, Inc., 3.05%, 04/01/50	1,000	1,046,207
Waste Management, Inc.
2.90%, 09/15/22(a)	200	208,453
2.40%, 05/15/23	500	522,429
3.15%, 11/15/27	1,000	1,118,423
3.90%, 03/01/35(a)	315	381,513
4.15%, 07/15/49	1,000	1,272,299

		9,663,461

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	750	866,615
3.38%, 08/15/31(a)	820	925,285
1.88%, 02/01/33	585	572,915
4.00%, 02/01/50(a)	1,000	1,197,281
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	1,000	1,070,306
2.85%, 02/01/30	500	506,424
3.88%, 01/30/31	195	212,939
AvalonBay Communities, Inc.
2.95%, 09/15/22(a)	100	103,979
3.45%, 06/01/25	100	110,807
3.20%, 01/15/28	2,000	2,225,396
3.30%, 06/01/29(a)	255	289,936
2.45%, 01/15/31	835	893,184
3.90%, 10/15/46	250	303,202
Boston Properties LP
3.85%, 02/01/23	1,000	1,064,889
3.13%, 09/01/23(a)	250	264,440
3.20%, 01/15/25	1,000	1,082,955
3.65%, 02/01/26(a)	190	211,028
4.50%, 12/01/28(a)	1,000	1,176,275
2.90%, 03/15/30(a)	480	500,372
3.25%, 01/30/31	2,000	2,155,560
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	500	530,495
Brixmor Operating Partnership LP
3.65%, 06/15/24	750	786,600
4.13%, 06/15/26	250	272,222
4.13%, 05/15/29	1,250	1,354,105
Camden Property Trust, 2.80%, 05/15/30	1,500	1,634,372
Choice Hotels International, Inc., 3.70%, 12/01/29	200	211,778
CubeSmart LP
3.00%, 02/15/30(a)	1,500	1,610,136
2.00%, 02/15/31	500	493,345
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30	275	268,702
Duke Realty LP
2.88%, 11/15/29(a)	540	589,055
1.75%, 07/01/30	325	323,509
ERP Operating LP
4.63%, 12/15/21	2,000	2,079,094
3.00%, 04/15/23	500	526,340
3.25%, 08/01/27	500	556,485
3.50%, 03/01/28(a)	1,000	1,131,049
3.00%, 07/01/29(a)	735	809,784
2.50%, 02/15/30(a)	405	430,063

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP (continued)
4.50%, 07/01/44	$150	$192,501
4.50%, 06/01/45	500	641,067
Essex Portfolio LP
3.88%, 05/01/24	100	109,336
4.00%, 03/01/29	1,000	1,157,847
3.00%, 01/15/30(a)	200	214,950
1.65%, 01/15/31	90	87,693
2.65%, 03/15/32	95	100,320
2.65%, 09/01/50	400	375,371
Federal Realty Investment Trust
3.25%, 07/15/27(a)	500	530,938
3.50%, 06/01/30	800	865,560
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30(a)	1,000	1,076,078
Healthpeak Properties, Inc.
3.40%, 02/01/25(a)	500	547,217
4.00%, 06/01/25(a)	500	563,175
3.50%, 07/15/29(a)	1,500	1,670,615
3.00%, 01/15/30(a)	530	571,206
2.88%, 01/15/31	90	95,001
Highwoods Realty LP
4.13%, 03/15/28(a)	250	275,817
3.05%, 02/15/30	500	517,252
Host Hotels & Resorts LP(a)
Series E, 4.00%, 06/15/25	190	197,281
Series H, 3.38%, 12/15/29	1,000	935,097
Hudson Pacific Properties LP, 4.65%, 04/01/29(a)	1,000	1,141,688
Hyatt Hotels Corp.
3.38%, 07/15/23	190	194,654
4.38%, 09/15/28	305	314,707
5.75%, 04/23/30	500	574,131
Kilroy Realty LP
3.05%, 02/15/30(a)	1,000	1,046,975
2.50%, 11/15/32	375	365,137
Kimco Realty Corp.
3.30%, 02/01/25	350	377,983
2.80%, 10/01/26	500	534,140
4.45%, 09/01/47	350	380,522
3.70%, 10/01/49(a)	500	490,760
Life Storage LP
4.00%, 06/15/29	1,000	1,135,687
2.20%, 10/15/30	130	129,668
Marriott International, Inc.
3.13%, 06/15/26	1,000	997,608
4.63%, 06/15/30	1,000	1,070,947
Series EE, 5.75%, 05/01/25(a)	1,100	1,227,622
Mid-America Apartments LP
4.30%, 10/15/23	200	218,523
3.60%, 06/01/27	500	557,248
3.95%, 03/15/29(a)	500	578,923
1.70%, 02/15/31	195	192,000
National Retail Properties, Inc.
3.30%, 04/15/23(a)	500	525,854
4.30%, 10/15/28	1,000	1,117,099
3.10%, 04/15/50	1,000	893,443
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	250	268,652
4.75%, 01/15/28(a)	500	548,389
3.63%, 10/01/29(a)	600	607,976

20

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Piedmont Operating Partnership LP, 3.15%, 08/15/30	$500	$489,813
Realty Income Corp.
4.65%, 08/01/23	250	276,246
4.13%, 10/15/26	1,000	1,157,124
3.00%, 01/15/27(a)	1,000	1,087,996
3.25%, 06/15/29(a)	975	1,078,344
3.25%, 01/15/31	670	741,453
Regency Centers LP
2.95%, 09/15/29(a)	1,000	1,035,982
3.70%, 06/15/30	500	548,881
4.40%, 02/01/47	500	560,938
Sabra Health Care LP/Sabra Capital Corp., 3.90%, 10/15/29	1,000	974,139
Simon Property Group LP
2.35%, 01/30/22	2,000	2,035,302
2.63%, 06/15/22(a)	250	256,644
2.00%, 09/13/24(a)	1,040	1,072,071
3.38%, 10/01/24(a)	500	541,196
3.30%, 01/15/26(a)	1,500	1,625,026
3.38%, 06/15/27(a)	750	804,123
2.45%, 09/13/29(a)	500	495,262
4.75%, 03/15/42	100	114,830
4.25%, 10/01/44	250	271,221
4.25%, 11/30/46	500	535,977
3.25%, 09/13/49(a)	655	600,710
3.80%, 07/15/50	1,000	1,015,311
SITE Centers Corp., 4.25%, 02/01/26(a)	250	267,674
Spirit Realty LP
4.00%, 07/15/29	425	442,082
3.40%, 01/15/30(a)	500	497,124
UDR, Inc.
4.40%, 01/26/29(a)	1,000	1,180,821
3.20%, 01/15/30	500	553,982
3.00%, 08/15/31	500	541,026
Ventas Realty LP
2.65%, 01/15/25(a)	650	678,824
4.13%, 01/15/26	1,250	1,404,529
3.25%, 10/15/26	500	530,787
4.00%, 03/01/28(a)	1,500	1,633,490
3.00%, 01/15/30	1,000	1,019,628
VEREIT Operating Partnership LP
3.95%, 08/15/27	500	533,359
3.10%, 12/15/29	500	500,874
Welltower, Inc.
3.63%, 03/15/24(a)	500	540,837
4.00%, 06/01/25	1,250	1,403,133
4.25%, 04/01/26(a)	350	400,937
4.13%, 03/15/29(a)	1,000	1,134,716
3.10%, 01/15/30	1,000	1,062,405
2.75%, 01/15/31	2,000	2,060,937

		89,261,334

Food & Staples Retailing — 0.6%
Campbell Soup Co.
3.65%, 03/15/23(a)	1,000	1,070,585
3.30%, 03/19/25(a)	500	543,456
4.80%, 03/15/48	750	963,526
Conagra Brands, Inc.
3.25%, 09/15/22	200	210,284
3.20%, 01/25/23(a)	500	526,582

Security	Par (000)	Value

Food & Staples Retailing (continued)
Conagra Brands, Inc. (continued)
4.30%, 05/01/24(a)	$1,000	$1,115,690
4.60%, 11/01/25	1,000	1,160,911
5.30%, 11/01/38(a)	1,000	1,289,190
5.40%, 11/01/48(a)	500	680,383
Costco Wholesale Corp.
3.00%, 05/18/27(a)	1,500	1,681,548
1.60%, 04/20/30	1,500	1,525,098
Dollar General Corp., 4.13%, 04/03/50	1,000	1,185,957
Dollar Tree, Inc.
3.70%, 05/15/23	2,500	2,688,465
4.20%, 05/15/28(a)	1,000	1,176,034
General Mills, Inc.
3.15%, 12/15/21	650	667,188
2.60%, 10/12/22	250	260,142
3.65%, 02/15/24	500	544,903
3.20%, 02/10/27(a)	250	280,719
4.20%, 04/17/28(a)	1,000	1,180,589
2.88%, 04/15/30	1,000	1,096,422
4.15%, 02/15/43	300	368,731
4.70%, 04/17/48(a)	750	1,023,905
Ingredion Inc., 3.90%, 06/01/50	500	562,366
Kellogg Co.
2.65%, 12/01/23	1,000	1,059,911
3.25%, 04/01/26(a)	65	72,484
4.30%, 05/15/28(a)	1,000	1,181,979
4.50%, 04/01/46(a)	350	437,481
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	103,739
Kroger Co.
3.40%, 04/15/22(a)	100	103,729
3.50%, 02/01/26	495	557,716
2.65%, 10/15/26(a)	1,000	1,089,613
3.70%, 08/01/27(a)	500	572,958
4.50%, 01/15/29	1,000	1,227,746
2.20%, 05/01/30	1,500	1,575,134
5.15%, 08/01/43	125	160,657
3.88%, 10/15/46(a)	500	566,768
4.45%, 02/01/47(a)	1,000	1,227,245
4.65%, 01/15/48	500	634,819
5.40%, 01/15/49	500	690,146
3.95%, 01/15/50(a)	300	350,185
McCormick & Co., Inc., 2.50%, 04/15/30	2,000	2,139,142
Sysco Corp.
3.55%, 03/15/25(a)	1,000	1,091,401
3.75%, 10/01/25	100	109,864
3.30%, 07/15/26(a)	630	686,828
5.95%, 04/01/30	1,000	1,267,429
6.60%, 04/01/40	1,000	1,352,530
4.85%, 10/01/45	150	168,590
4.50%, 04/01/46(a)	250	274,324
4.45%, 03/15/48	500	551,402
6.60%, 04/01/50	600	842,244
Target Corp.
2.90%, 01/15/22	150	155,197
3.50%, 07/01/24	1,000	1,106,073
2.25%, 04/15/25	1,420	1,521,558
2.50%, 04/15/26(a)	250	273,448
3.38%, 04/15/29(a)	1,000	1,162,699
2.35%, 02/15/30	980	1,064,025
2.65%, 09/15/30	1,160	1,295,210
4.00%, 07/01/42(a)	350	458,730

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Target Corp. (continued)
3.63%, 04/15/46(a)	$850	$1,072,588
3.90%, 11/15/47	500	661,623
Walgreen Co., 3.10%, 09/15/22(a)	200	209,384
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	500	512,765
3.80%, 11/18/24(a)	1,000	1,101,277
3.45%, 06/01/26(a)	1,305	1,425,920
4.50%, 11/18/34	155	177,264
4.80%, 11/18/44(a)	1,150	1,258,482
4.65%, 06/01/46	1,000	1,065,303
Walmart, Inc.
2.35%, 12/15/22(a)	1,250	1,303,991
3.40%, 06/26/23(a)	2,000	2,160,752
3.30%, 04/22/24(a)	1,750	1,909,400
2.85%, 07/08/24	2,500	2,716,327
2.65%, 12/15/24(a)	250	270,761
3.70%, 06/26/28	1,000	1,182,465
3.25%, 07/08/29(a)	250	291,464
2.38%, 09/24/29(a)	275	303,552
3.95%, 06/28/38(a)	1,000	1,253,445
4.88%, 07/08/40	2,000	2,731,445
4.00%, 04/11/43(a)	150	186,921
4.30%, 04/22/44	750	991,201
3.63%, 12/15/47	1,000	1,231,372
4.05%, 06/29/48(a)	1,900	2,479,668
2.95%, 09/24/49(a)	1,495	1,681,931

		77,114,979

Food Products — 0.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	1,750	1,896,324
4.54%, 03/26/42	37	49,635
4.02%, 04/16/43	125	158,065
3.75%, 09/15/47(a)	1,000	1,255,787
4.50%, 03/15/49	1,000	1,401,936
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27(a)	1,000	1,085,688
Hershey Co.
2.05%, 11/15/24	500	530,229
2.45%, 11/15/29	500	542,454
3.13%, 11/15/49	500	552,875
JM Smucker Co.
3.50%, 10/15/21	50	51,542
3.50%, 03/15/25(a)	1,250	1,404,714
4.25%, 03/15/35	250	301,599
4.38%, 03/15/45	500	603,405
Mondelez International, Inc.
3.63%, 05/07/23(a)	500	541,550
1.50%, 05/04/25	350	359,674
2.75%, 04/13/30	2,000	2,174,852
1.50%, 02/04/31	580	565,385
4.63%, 05/07/48	500	689,350
2.63%, 09/04/50	215	208,741
Tyson Foods, Inc.
4.50%, 06/15/22	150	158,673
3.55%, 06/02/27(a)	1,000	1,131,007
4.88%, 08/15/34	70	91,507
5.15%, 08/15/44	250	331,729

Security	Par (000)	Value

Food Products (continued)
Tyson Foods, Inc. (continued)
4.55%, 06/02/47	$250	$314,983
5.10%, 09/28/48	1,500	2,073,175

		18,474,879

Health — 0.0%
Northwell Healthcare, Inc., 4.26%, 11/01/47	70	80,359

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
2.55%, 03/15/22(a)	1,000	1,033,825
3.88%, 09/15/25(a)	45	51,419
3.75%, 11/30/26(a)	417	484,092
1.15%, 01/30/28	530	533,758
1.40%, 06/30/30	445	447,886
4.75%, 11/30/36(a)	2,250	3,011,666
5.30%, 05/27/40	500	731,486
4.75%, 04/15/43(a)	250	340,965
4.90%, 11/30/46	1,500	2,126,701
Baxter International, Inc.
3.75%, 10/01/25(b)	1,000	1,134,429
2.60%, 08/15/26(a)	730	798,155
3.95%, 04/01/30(b)	500	599,006
Becton Dickinson & Co.
2.89%, 06/06/22(a)	500	517,705
3.36%, 06/06/24(a)	1,000	1,082,228
3.73%, 12/15/24(a)	1,250	1,379,610
3.70%, 06/06/27	1,630	1,848,161
2.82%, 05/20/30	470	506,853
6.00%, 05/15/39	250	329,365
4.69%, 12/15/44	196	242,343
4.67%, 06/06/47	500	617,400
3.79%, 05/20/50	455	508,925
Boston Scientific Corp.
3.45%, 03/01/24	2,000	2,166,821
3.85%, 05/15/25	382	433,344
4.00%, 03/01/29(a)	250	290,835
4.55%, 03/01/39(a)	1,000	1,252,306
4.70%, 03/01/49	800	1,056,801
Danaher Corp., 2.60%, 10/01/50(e)	500	490,170
DH Europe Finance II Sarl
2.05%, 11/15/22	300	309,268
2.20%, 11/15/24	1,000	1,056,636
2.60%, 11/15/29	445	483,785
3.25%, 11/15/39	400	447,422
3.40%, 11/15/49(a)	675	765,028
Koninklijke Philips NV, 5.00%, 03/15/42(a)	250	327,300
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	250	284,320
Medtronic, Inc.
3.15%, 03/15/22	1,350	1,403,984
3.63%, 03/15/24(a)	400	438,435
3.50%, 03/15/25	2,584	2,911,195
4.38%, 03/15/35(a)	350	467,497
4.63%, 03/15/45	1,750	2,409,074
Stryker Corp.
3.38%, 11/01/25	580	646,690
3.50%, 03/15/26(a)	500	564,248
4.63%, 03/15/46	1,250	1,629,514
2.90%, 06/15/50	500	515,405

22

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23(a)	$2,000	$2,115,395
4.15%, 02/01/24(a)	250	276,203
3.65%, 12/15/25	500	563,474
3.20%, 08/15/27(a)	500	562,692
2.60%, 10/01/29(a)	970	1,057,402
4.50%, 03/25/30	1,000	1,237,119
4.10%, 08/15/47(a)	500	639,096
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22(a)	1,500	1,551,497
3.55%, 04/01/25	750	829,116
4.45%, 08/15/45	500	555,930

		48,063,980

Health Care Providers & Services — 0.6%
Adventist Health System/West, 3.63%, 03/01/49	197	203,563
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	74	85,686
4.27%, 08/15/48	107	136,595
3.39%, 10/15/49	85	94,864
3.01%, 06/15/50	265	280,752
Aetna, Inc.
2.75%, 11/15/22(a)	2,250	2,338,881
2.80%, 06/15/23(a)	1,500	1,580,709
3.50%, 11/15/24(a)	320	350,661
6.75%, 12/15/37(a)	300	435,202
4.50%, 05/15/42	250	297,654
4.75%, 03/15/44(a)	1,025	1,265,790
3.88%, 08/15/47	1,050	1,172,961
Allina Health System, Series 2019, 3.89%, 04/15/49	220	265,606
AmerisourceBergen Corp.
3.45%, 12/15/27(a)	750	854,951
2.80%, 05/15/30	400	427,662
4.25%, 03/01/45	250	286,107
4.30%, 12/15/47	500	581,841
Anthem, Inc.
3.13%, 05/15/22	1,200	1,251,489
2.95%, 12/01/22(a)	4,000	4,205,083
3.30%, 01/15/23(a)	100	106,015
3.50%, 08/15/24	250	274,077
2.38%, 01/15/25(a)	160	170,156
2.25%, 05/15/30	785	808,363
4.63%, 05/15/42	50	62,802
4.65%, 01/15/43(a)	2,000	2,522,258
5.10%, 01/15/44(a)	900	1,189,590
4.65%, 08/15/44	350	439,372
4.38%, 12/01/47	1,000	1,224,825
4.55%, 03/01/48	250	315,024
3.13%, 05/15/50	845	861,242
Ascension Health
3.95%, 11/15/46	1,000	1,248,373
Series B, 2.53%, 11/15/29(a)	150	162,652
Series B, 3.11%, 11/15/39	52	55,817
BayCare Health System, Inc., 3.83%, 11/15/50	285	350,046
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	200	224,673
Cardinal Health, Inc.
2.62%, 06/15/22	1,000	1,031,996
3.50%, 11/15/24	250	273,361
3.75%, 09/15/25(a)	500	558,754

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc. (continued)
3.41%, 06/15/27(a)	$1,000	$1,113,312
4.60%, 03/15/43	50	54,815
4.90%, 09/15/45	250	289,199
4.37%, 06/15/47	500	541,979
Children’s Health System of Texas, 2.51%, 08/15/50	71	67,448
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	249,176
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	155	180,388
CommonSpirit Health
2.76%, 10/01/24	245	256,140
3.35%, 10/01/29	132	139,919
3.82%, 10/01/49	251	274,601
4.19%, 10/01/49	400	425,582
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	1,000	955,007
Cottage Health Obligated Group, 3.30%, 11/01/49	46	51,065
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	119,650
Dignity Health, 5.27%, 11/01/64	100	118,907
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	217,387
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	195	192,164
Series 2020, 2.88%, 09/01/50	293	287,747
Hartford HealthCare Corp., 3.45%, 07/01/54	175	171,532
HCA, Inc.
4.75%, 05/01/23	3,000	3,272,667
5.25%, 04/15/25	1,000	1,154,649
4.13%, 06/15/29	750	848,287
5.13%, 06/15/39(a)	1,000	1,213,562
5.50%, 06/15/47	1,000	1,237,961
5.25%, 06/15/49	1,250	1,530,176
Humana, Inc.
3.85%, 10/01/24(a)	500	552,636
3.13%, 08/15/29	500	553,206
4.63%, 12/01/42	1,000	1,244,748
4.95%, 10/01/44(a)	250	330,983
4.80%, 03/15/47	200	261,823
Johns Hopkins Health System Corp., 3.84%, 05/15/46	175	214,750
Kaiser Foundation Hospitals
3.50%, 04/01/22(a)	100	104,203
3.15%, 05/01/27	500	560,057
4.15%, 05/01/47	1,110	1,397,659
Series 2019, 3.27%, 11/01/49(a)	325	363,061
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	392,741
McKesson Corp.
2.85%, 03/15/23(a)	150	157,310
3.80%, 03/15/24(a)	1,500	1,642,730
3.95%, 02/16/28(a)	1,000	1,165,838
4.75%, 05/30/29	1,000	1,215,438
MedStar Health, Inc., 3.63%, 08/15/49	99	107,027
Memorial Health Services, 3.45%, 11/01/49	175	183,427
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	200	276,272
2.96%, 01/01/50	1,214	1,286,674
4.13%, 07/01/52	200	257,704

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Mercy Health, Series 2018, 4.30%, 07/01/28	$64	$72,835
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	219	219,134
Montefiore Obligated Group, 4.29%, 09/01/50	364	361,952
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	66	75,354
Series 2019, 3.74%, 07/01/49(a)	300	331,904
Series 2020, 3.39%, 07/01/50	186	182,356
MultiCare Health System, 2.80%, 08/15/50	47	46,317
New York and Presbyterian Hospital
2.26%, 08/01/40	500	476,793
4.02%, 08/01/45	150	188,002
2.61%, 08/01/60	500	484,805
Series 2019, 3.95%, 08/01/19(a)	207	223,399
Northwell Healthcare, Inc.
3.98%, 11/01/46	200	218,761
3.81%, 11/01/49	162	172,494
Orlando Health Obligated Group
4.09%, 10/01/48	29	32,703
3.33%, 10/01/50	192	192,000
Partners Healthcare System, Inc.
3.19%, 07/01/49	500	540,519
Series 2017, 3.77%, 07/01/48	85	101,156
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	79	102,660
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	325	343,593
Series A, 3.93%, 10/01/48	77	91,584
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	230	261,340
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(e)	91	91,485
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49	85	98,654
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	78,366
Sutter Health
Series 2018, 3.70%, 08/15/28(a)	86	96,724
Series 2018, 4.09%, 08/15/48	107	126,777
Texas Health Resources, 2.33%, 11/15/50	165	153,369
Toledo Hospital
6.02%, 11/15/48	125	144,395
Series B, 5.33%, 11/15/28	125	140,788
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	137	144,389
UnitedHealth Group, Inc.
3.35%, 07/15/22(a)	750	790,799
2.88%, 03/15/23	250	264,830
3.50%, 06/15/23(a)	2,000	2,163,107
2.38%, 08/15/24(a)	425	452,528
3.75%, 07/15/25	1,000	1,141,371
1.25%, 01/15/26	210	215,595
3.10%, 03/15/26	500	558,901
3.45%, 01/15/27	500	568,894
3.38%, 04/15/27(a)	1,000	1,141,564
3.85%, 06/15/28(a)	1,000	1,180,219
2.88%, 08/15/29(a)	1,890	2,107,730
2.00%, 05/15/30(a)	315	330,055
4.63%, 07/15/35	555	730,927
6.88%, 02/15/38(a)	100	161,071
3.50%, 08/15/39	645	740,989

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.75%, 05/15/40	$300	$316,992
5.95%, 02/15/41	100	149,918
3.95%, 10/15/42	150	182,287
4.75%, 07/15/45(a)	1,500	2,047,496
4.20%, 01/15/47	750	949,916
4.25%, 04/15/47	1,000	1,273,566
3.75%, 10/15/47	500	594,540
4.25%, 06/15/48(a)	400	509,993
4.45%, 12/15/48	1,000	1,324,398
3.70%, 08/15/49(a)	1,500	1,794,623
2.90%, 05/15/50	1,290	1,360,444
3.88%, 08/15/59(a)	500	611,714
3.13%, 05/15/60	600	643,940
Universal Health Services, Inc., 2.65%, 10/15/30(b)	50	49,763
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	134,908
Yale-New Haven Health Services Corp., 2.50%, 07/01/50	121	118,264

		85,633,010

Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	400	434,328
Las Vegas Sands Corp.
3.20%, 08/08/24	2,745	2,774,836
3.50%, 08/18/26	270	273,607
3.90%, 08/08/29	185	184,965
McDonald’s Corp.
2.63%, 01/15/22	3,000	3,087,579
3.35%, 04/01/23(a)	250	266,994
3.25%, 06/10/24(a)	400	437,292
3.38%, 05/26/25	500	556,295
3.30%, 07/01/25	115	127,873
3.70%, 01/30/26	250	284,754
3.50%, 03/01/27(a)	1,000	1,132,225
3.50%, 07/01/27	1,400	1,594,216
3.80%, 04/01/28	1,000	1,166,983
3.60%, 07/01/30(a)	1,525	1,778,293
4.70%, 12/09/35	315	402,827
6.30%, 03/01/38(a)	1,000	1,494,648
3.70%, 02/15/42	100	112,106
4.88%, 12/09/45(a)	750	972,545
4.45%, 03/01/47(a)	500	623,533
4.45%, 09/01/48	500	622,611
3.63%, 09/01/49(a)	875	982,497
4.20%, 04/01/50	1,390	1,691,764
Sands China Ltd.
4.60%, 08/08/23	500	533,680
5.13%, 08/08/25	500	545,485
5.40%, 08/08/28(a)	1,750	1,952,632
Starbucks Corp.
1.30%, 05/07/22	180	182,430
2.70%, 06/15/22(a)	500	516,277
3.10%, 03/01/23(a)	2,000	2,118,454
3.85%, 10/01/23(a)	250	272,249
3.80%, 08/15/25(a)	1,000	1,130,709
4.00%, 11/15/28(a)	500	588,867
3.55%, 08/15/29(a)	1,250	1,433,278
2.25%, 03/12/30	1,000	1,038,543

24

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.55%, 11/15/30	$800	$849,403
3.75%, 12/01/47	1,000	1,087,253
3.35%, 03/12/50	1,000	1,026,179
3.50%, 11/15/50	800	851,819

		35,130,029

Household Durables — 0.0%
DR Horton, Inc., 2.50%, 10/15/24(a)	425	448,801
Leggett & Platt, Inc.
3.80%, 11/15/24	200	215,017
4.40%, 03/15/29(a)	1,000	1,109,203
Mohawk Industries, Inc.
3.85%, 02/01/23(a)	125	132,678
3.63%, 05/15/30	300	328,641
Whirlpool Corp.
5.15%, 03/01/43	200	242,678
4.50%, 06/01/46	250	295,504
4.60%, 05/15/50	600	743,113

		3,515,635

Insurance — 0.8%
Aflac, Inc.
3.63%, 06/15/23(a)	250	271,182
3.63%, 11/15/24	250	279,119
2.88%, 10/15/26(a)	750	826,929
4.75%, 01/15/49(a)	500	644,766
Alleghany Corp.
4.95%, 06/27/22	550	584,665
3.63%, 05/15/30	700	786,859
Allstate Corp.(a)
3.15%, 06/15/23	250	268,707
3.28%, 12/15/26	750	853,223
4.50%, 06/15/43	150	190,829
4.20%, 12/15/46	1,000	1,248,800
American Financial Group, Inc., 4.50%, 06/15/47	750	831,840
American International Group, Inc.
4.88%, 06/01/22(a)	250	267,986
4.13%, 02/15/24	250	277,068
2.50%, 06/30/25	1,000	1,067,920
3.75%, 07/10/25	750	839,526
3.90%, 04/01/26(a)	500	570,154
4.25%, 03/15/29(a)	1,000	1,173,878
3.40%, 06/30/30(a)	1,500	1,661,046
3.88%, 01/15/35	500	576,812
4.70%, 07/10/35	500	627,826
4.50%, 07/16/44(a)	750	874,917
4.80%, 07/10/45(a)	1,750	2,170,223
4.75%, 04/01/48(a)	1,000	1,225,158
4.38%, 01/15/55	500	573,618
Aon Corp.
2.20%, 11/15/22	335	346,622
4.50%, 12/15/28	1,000	1,209,809
3.75%, 05/02/29(a)	1,000	1,153,475
2.80%, 05/15/30	1,800	1,950,227
Aon PLC
3.50%, 06/14/24	1,000	1,091,628
3.88%, 12/15/25	600	687,780
4.60%, 06/14/44	250	317,238
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,160,724

Security	Par (000)	Value

Insurance (continued)
Arch Capital Group US, Inc., 5.14%, 11/01/43	$125	$159,036
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(a)	110	124,198
Athene Holding Ltd., 6.15%, 04/03/30	1,000	1,187,524
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	1,000	1,138,825
5.00%, 04/20/48	1,000	1,182,030
AXA SA, 8.60%, 12/15/30(a)	550	841,517
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	750	782,057
1.85%, 03/12/30	500	522,661
4.40%, 05/15/42	100	127,140
4.30%, 05/15/43	250	324,879
4.20%, 08/15/48	2,000	2,566,034
4.25%, 01/15/49(a)	1,000	1,301,238
Berkshire Hathaway, Inc.(a)
3.00%, 02/11/23	1,000	1,059,781
2.75%, 03/15/23	1,500	1,580,088
3.13%, 03/15/26	1,400	1,562,942
4.50%, 02/11/43	1,100	1,451,365
Brighthouse Financial Inc., 5.63%, 05/15/30	1,000	1,164,565
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	2,500	2,593,407
Chubb Corp.
6.00%, 05/11/37(a)	50	74,524
Series 1, 6.50%, 05/15/38	100	157,019
Chubb INA Holdings, Inc.
2.88%, 11/03/22	1,000	1,046,024
3.35%, 05/15/24(a)	500	548,120
3.35%, 05/03/26	795	900,896
4.15%, 03/13/43	150	189,911
CNA Financial Corp.(a)
4.50%, 03/01/26	350	411,011
3.90%, 05/01/29	500	573,508
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(b)	1,000	1,084,826
Fidelity National Financial, Inc., 3.40%, 06/15/30	500	540,789
First American Financial Corp., 4.60%, 11/15/24(a)	200	221,530
Globe Life, Inc., 2.15%, 08/15/30	1,000	1,003,338
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	500	513,417
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	500	542,164
6.10%, 10/01/41	100	141,617
3.60%, 08/19/49	1,335	1,491,071
Lincoln National Corp.
4.20%, 03/15/22	1,350	1,427,125
4.00%, 09/01/23	200	218,340
3.35%, 03/09/25	65	71,116
3.80%, 03/01/28(a)	1,500	1,726,858
6.30%, 10/09/37	250	327,589
4.35%, 03/01/48(a)	200	228,829
4.38%, 06/15/50	500	581,261
Loews Corp.
2.63%, 05/15/23	250	262,276
3.75%, 04/01/26(a)	500	570,118
3.20%, 05/15/30	655	732,177
Manulife Financial Corp.
4.15%, 03/04/26(a)	500	586,470

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. (continued)
2.48%, 05/19/27	$1,000	$1,070,176
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(c)	500	541,669
Markel Corp.(a)
3.35%, 09/17/29	475	524,455
4.30%, 11/01/47	750	888,580
4.15%, 09/17/50	500	599,403
Marsh & McLennan Cos., Inc.
2.75%, 01/30/22	1,000	1,028,859
3.30%, 03/14/23	500	531,425
3.88%, 03/15/24(a)	500	553,926
3.50%, 06/03/24(a)	1,000	1,092,388
3.75%, 03/14/26(a)	1,000	1,129,827
4.38%, 03/15/29(a)	1,000	1,210,781
2.25%, 11/15/30	345	361,015
4.20%, 03/01/48	500	632,103
4.90%, 03/15/49	1,000	1,395,122
MetLife, Inc.
3.00%, 03/01/25(a)	1,650	1,826,463
6.38%, 06/15/34	500	760,039
5.88%, 02/06/41	2,000	2,910,809
4.13%, 08/13/42	300	363,662
4.88%, 11/13/43(a)	1,250	1,676,862
4.05%, 03/01/45(a)	250	306,189
4.60%, 05/13/46(a)	500	655,373
Old Republic International Corp., 4.88%, 10/01/24(a)	250	283,790
Principal Financial Group, Inc.
3.40%, 05/15/25(a)	250	277,481
3.10%, 11/15/26	1,000	1,112,635
3.70%, 05/15/29(a)	1,135	1,330,040
2.13%, 06/15/30	1,000	1,030,107
4.63%, 09/15/42(a)	50	61,677
4.30%, 11/15/46	250	300,653
Progressive Corp.
2.45%, 01/15/27(a)	500	540,104
4.35%, 04/25/44	100	130,822
3.70%, 01/26/45(a)	200	238,534
4.13%, 04/15/47(a)	500	635,821
4.20%, 03/15/48(a)	500	647,511
3.95%, 03/26/50	500	633,980
Prudential Financial, Inc.
3.50%, 05/15/24(a)	1,000	1,107,153
1.50%, 03/10/26	1,000	1,041,730
3.88%, 03/27/28(a)	951	1,114,520
4.60%, 05/15/44(a)	250	305,167
3.91%, 12/07/47	500	556,245
3.94%, 12/07/49	908	1,029,214
4.35%, 02/25/50(a)	1,000	1,202,740
3.70%, 03/13/51(a)	1,250	1,378,575
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(c)	1,000	1,130,551
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(c)	350	370,843
(5 year CMT + 3.04%), 3.70%, 10/01/50(c)	1,000	1,020,300
Prudential PLC, 3.13%, 04/14/30(a)	1,000	1,110,509
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	475	542,253

Security	Par (000)	Value

Insurance (continued)
Travelers Cos., Inc.
6.75%, 06/20/36	$250	$385,808
4.60%, 08/01/43(a)	850	1,109,359
4.30%, 08/25/45	250	317,366
4.00%, 05/30/47(a)	250	305,244
4.05%, 03/07/48(a)	1,150	1,428,920
4.10%, 03/04/49(a)	250	312,823
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	147,149
Trinity Acquisition PLC, 4.40%, 03/15/26	500	577,383
Unum Group
4.00%, 06/15/29(a)	1,000	1,095,456
5.75%, 08/15/42	250	288,675
4.50%, 12/15/49(a)	250	242,260
Voya Financial, Inc.
3.65%, 06/15/26	350	396,669
5.70%, 07/15/43	500	670,905
Willis North America, Inc.
4.50%, 09/15/28	1,500	1,783,516
3.88%, 09/15/49	580	666,594
WR Berkley Corp.
4.63%, 03/15/22	200	211,248
4.00%, 05/12/50	500	591,424
XLIT Ltd., 5.50%, 03/31/45	250	329,385

		112,504,030

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 02/25/24(a)	500	549,512
0.45%, 08/15/25	175	174,459
2.00%, 08/15/26(a)	2,500	2,680,650
0.80%, 08/15/27	540	537,681
1.10%, 08/15/30	650	647,126
1.90%, 08/15/40	600	577,240
2.05%, 08/15/50	800	748,792
2.25%, 08/15/60	1,500	1,418,366
Baidu Inc., 3.08%, 04/07/25	2,000	2,118,020
Baidu, Inc.(a)
4.13%, 06/30/25	1,000	1,110,625
4.88%, 11/14/28	500	595,772
eBay, Inc.
3.80%, 03/09/22(a)	640	669,218
2.60%, 07/15/22	50	51,646
2.75%, 01/30/23	3,000	3,146,237
3.60%, 06/05/27(a)	1,000	1,128,529
2.70%, 03/11/30(a)	1,000	1,060,565
JD.com Inc., 3.38%, 01/14/30(a)	1,000	1,081,293

		18,295,731

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	475	486,091
3.60%, 11/28/24	1,500	1,643,610
3.40%, 12/06/27(a)	1,000	1,118,920
4.50%, 11/28/34(a)	250	309,297
4.00%, 12/06/37(a)	1,000	1,173,125
4.20%, 12/06/47(a)	1,300	1,635,563
Altria Group, Inc.
1.20%, 06/03/27	2,000	2,026,520
1.50%, 06/03/30	1,000	1,020,551
Amazon.com, Inc.
2.40%, 02/22/23(a)	1,500	1,572,620

26

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc. (continued)
2.80%, 08/22/24(a)	$1,500	$1,623,520
3.15%, 08/22/27(a)	2,750	3,135,590
4.80%, 12/05/34(a)	600	827,189
3.88%, 08/22/37	1,000	1,245,027
4.05%, 08/22/47	2,500	3,248,020
2.50%, 06/03/50	2,000	2,040,039
4.25%, 08/22/57(a)	1,000	1,365,238
2.70%, 06/03/60	2,000	2,073,154

		26,544,074

Internet Software & Services — 0.1%
Booking Holdings Inc., 4.50%, 04/13/27	1,000	1,174,143
Booking Holdings, Inc.
2.75%, 03/15/23(a)	500	524,857
3.60%, 06/01/26	1,500	1,661,624
4.63%, 04/13/30	1,000	1,201,393
Expedia Group, Inc.
4.50%, 08/15/24	250	266,318
3.80%, 02/15/28(a)	750	757,382
3.25%, 02/15/30	825	794,896

		6,380,613

IT Services — 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26(a)	270	301,059
2.90%, 12/01/29	500	541,664
DXC Technology Co., 4.75%, 04/15/27(a)	500	557,190
Fidelity National Information Services, Inc.
3.50%, 04/15/23	25	26,621
3.00%, 08/15/26(a)	750	831,975
Series 10Y, 4.25%, 05/15/28	1,000	1,198,187
Fiserv, Inc.
2.75%, 07/01/24	1,120	1,196,471
2.25%, 06/01/27(a)	1,800	1,901,141
4.20%, 10/01/28	1,000	1,187,614
3.50%, 07/01/29	1,645	1,875,161
2.65%, 06/01/30	955	1,027,662
4.40%, 07/01/49(a)	880	1,103,873
Genpact Luxembourg Sarl, 3.38%, 12/01/24(a)	1,000	1,048,710
IBM Credit LLC, 3.00%, 02/06/23	2,500	2,657,078
International Business Machines Corp.
2.50%, 01/27/22(a)	600	617,586
2.85%, 05/13/22(a)	2,250	2,342,580
2.88%, 11/09/22(a)	3,400	3,586,303
3.63%, 02/12/24(a)	775	853,424
3.00%, 05/15/24(a)	2,000	2,166,378
3.45%, 02/19/26	250	283,932
3.30%, 05/15/26	1,500	1,689,170
3.30%, 01/27/27(a)	1,000	1,125,015
1.70%, 05/15/27	1,170	1,209,580
3.50%, 05/15/29(a)	4,000	4,610,214
1.95%, 05/15/30	1,700	1,753,848
5.88%, 11/29/32(a)	250	362,245
2.85%, 05/15/40	1,000	1,060,912
4.00%, 06/20/42(a)	850	1,022,486
4.70%, 02/19/46(a)	250	339,764

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
4.25%, 05/15/49(a)	$1,925	$2,413,378
2.95%, 05/15/50(a)	280	289,304

		41,180,525

Leisure Products — 0.0%
Hasbro, Inc.
2.60%, 11/19/22	305	315,975
3.00%, 11/19/24	500	530,689
3.55%, 11/19/26(a)	300	317,868
3.50%, 09/15/27	250	260,213
3.90%, 11/19/29	300	315,737
6.35%, 03/15/40(a)	500	589,795
5.10%, 05/15/44(a)	60	62,503

		2,392,780

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	200	216,549
2.75%, 09/15/29	645	699,187
PerkinElmer, Inc., 3.30%, 09/15/29(a)	1,000	1,110,469

		2,026,205

Machinery — 0.2%
Caterpillar Financial Services Corp.
2.95%, 02/26/22(a)	1,000	1,037,204
1.90%, 09/06/22	1,000	1,028,542
2.63%, 03/01/23(a)	2,000	2,102,292
3.45%, 05/15/23(a)	400	430,971
3.65%, 12/07/23(a)	1,000	1,098,065
3.30%, 06/09/24(a)	250	273,356
2.15%, 11/08/24(a)	200	212,678
Caterpillar, Inc.
3.40%, 05/15/24	500	546,630
2.60%, 09/19/29(a)	70	76,598
5.20%, 05/27/41(a)	600	843,064
3.80%, 08/15/42(a)	1,450	1,774,898
3.25%, 09/19/49	1,000	1,118,231
3.25%, 04/09/50	1,000	1,132,122
CNH Industrial NV, 4.50%, 08/15/23(a)	3,000	3,258,639
Crane Co., 4.45%, 12/15/23	125	136,545
Deere & Co.
3.90%, 06/09/42(a)	550	702,345
2.88%, 09/07/49	385	412,911
3.75%, 04/15/50	1,000	1,253,230
Dover Corp.
3.15%, 11/15/25(a)	250	275,681
2.95%, 11/04/29	170	185,910
Flowserve Corp., 3.50%, 09/15/22	100	104,338
Fortive Corp., 3.15%, 06/15/26(a)	500	552,497
Otis Worldwide Corp.
2.06%, 04/05/25	515	541,903
2.57%, 02/15/30	1,000	1,074,731
3.11%, 02/15/40	1,000	1,070,561
3.36%, 02/15/50	195	214,190
Stanley Black & Decker, Inc.
2.90%, 11/01/22	150	157,483
4.25%, 11/15/28(a)	1,000	1,215,180

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Stanley Black & Decker, Inc. (continued)
4.85%, 11/15/48	$250	$351,370
(5 year CMT + 2.66%), 4.00%, 03/15/60(a)(c)	600	623,919
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	1,105,114
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	500	543,010
3.20%, 06/15/25	500	527,079
4.95%, 09/15/28(a)	500	582,656
Xylem, Inc., 4.38%, 11/01/46(a)	500	589,031

		27,152,974

Media — 1.0%
Bell Canada, Inc.
4.46%, 04/01/48(a)	310	381,546
4.30%, 07/29/49	265	327,827
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22(a)	1,000	1,058,737
4.50%, 02/01/24(a)	2,000	2,217,633
4.91%, 07/23/25	1,930	2,231,510
3.75%, 02/15/28	500	552,802
5.05%, 03/30/29	1,000	1,198,583
2.80%, 04/01/31	2,000	2,080,030
6.38%, 10/23/35	250	342,850
5.38%, 04/01/38	1,000	1,224,016
6.48%, 10/23/45	1,500	2,011,880
5.38%, 05/01/47(a)	1,500	1,781,042
5.75%, 04/01/48	1,000	1,247,587
5.13%, 07/01/49	1,000	1,159,453
4.80%, 03/01/50(a)	1,900	2,160,554
3.70%, 04/01/51	1,000	988,290
6.83%, 10/23/55(a)	250	346,241
Comcast Corp.
3.00%, 02/01/24(a)	1,500	1,617,360
3.60%, 03/01/24(a)	250	275,085
3.70%, 04/15/24	1,000	1,104,295
3.10%, 04/01/25	2,080	2,291,790
3.38%, 08/15/25	500	557,360
3.95%, 10/15/25	1,250	1,434,742
3.15%, 03/01/26	750	837,554
2.35%, 01/15/27	850	911,885
3.30%, 02/01/27	1,000	1,128,243
3.30%, 04/01/27	2,000	2,261,500
3.15%, 02/15/28(a)	1,250	1,404,295
3.55%, 05/01/28(a)	1,000	1,157,796
4.15%, 10/15/28	1,720	2,072,633
2.65%, 02/01/30	945	1,029,686
3.40%, 04/01/30	730	842,320
4.25%, 10/15/30(a)	1,000	1,228,039
1.95%, 01/15/31	845	868,525
1.50%, 02/15/31	1,645	1,629,598
4.25%, 01/15/33	650	807,631
4.20%, 08/15/34	2,235	2,784,051
4.40%, 08/15/35(a)	250	317,239
3.20%, 07/15/36(a)	500	555,285
3.90%, 03/01/38(a)	500	593,317
4.60%, 10/15/38(a)	1,500	1,917,221
3.25%, 11/01/39	1,000	1,113,632
3.75%, 04/01/40	1,000	1,169,480
4.65%, 07/15/42	1,150	1,500,543
4.75%, 03/01/44(a)	250	329,383

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.60%, 08/15/45	$500	$644,999
3.40%, 07/15/46	500	556,345
4.00%, 08/15/47(a)	500	606,312
3.97%, 11/01/47	1,500	1,793,082
4.00%, 03/01/48(a)	500	607,483
4.70%, 10/15/48(a)	2,500	3,334,001
4.00%, 11/01/49(a)	1,255	1,522,840
3.45%, 02/01/50(a)	1,800	2,033,386
2.80%, 01/15/51	860	870,237
2.45%, 08/15/52	1,700	1,593,648
4.05%, 11/01/52	694	852,313
4.95%, 10/15/58	2,000	2,865,667
2.65%, 08/15/62	800	764,759
Discovery Communications LLC
2.95%, 03/20/23	525	553,074
3.90%, 11/15/24	250	277,105
3.45%, 03/15/25	1,000	1,093,628
4.90%, 03/11/26(a)	330	385,383
3.95%, 03/20/28(a)	620	705,311
5.00%, 09/20/37(a)	250	297,984
5.20%, 09/20/47(a)	1,445	1,750,410
5.30%, 05/15/49	500	611,019
4.65%, 05/15/50	1,000	1,146,314
4.00%, 09/15/55(b)	538	546,234
Fox Corp.
4.03%, 01/25/24	1,000	1,100,931
4.71%, 01/25/29(a)	1,000	1,198,284
5.48%, 01/25/39(a)	1,000	1,337,666
5.58%, 01/25/49(a)	500	690,678
Grupo Televisa SAB
4.63%, 01/30/26	2,000	2,247,720
6.63%, 01/15/40	250	330,040
5.00%, 05/13/45(a)	200	225,912
6.13%, 01/31/46	250	325,234
5.25%, 05/24/49(a)	500	588,125
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	1,000	1,031,578
NBCUniversal Media LLC
5.95%, 04/01/41	1,250	1,866,879
4.45%, 01/15/43	250	320,427
TCI Communications, Inc., 7.88%, 02/15/26	250	337,729
TELUS Corp.(a)
4.60%, 11/16/48	200	249,571
4.30%, 06/15/49	500	612,799
Thomson Reuters Corp.
4.30%, 11/23/23(a)	250	273,727
3.35%, 05/15/26	140	153,982
5.65%, 11/23/43(a)	1,000	1,304,355
Time Warner Cable LLC
6.55%, 05/01/37(a)	650	864,151
6.75%, 06/15/39	2,050	2,772,245
5.88%, 11/15/40	250	311,519
5.50%, 09/01/41	250	302,847
4.50%, 09/15/42	1,225	1,330,674
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	1,300	1,350,949
3.15%, 09/17/25	165	183,366
3.00%, 02/13/26(a)	200	221,602
1.85%, 07/30/26(a)	1,000	1,048,460
2.95%, 06/15/27(a)	750	829,820
4.13%, 06/01/44	500	603,776

28

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp. (continued)
3.00%, 07/30/46(a)	$75	$77,375
Series E, 4.13%, 12/01/41	250	298,672
ViacomCBS, Inc.
3.70%, 08/15/24(a)	1,000	1,094,561
3.50%, 01/15/25	500	547,412
4.00%, 01/15/26(a)	1,500	1,684,381
3.38%, 02/15/28(a)	500	551,758
3.70%, 06/01/28	500	555,478
4.95%, 01/15/31(a)	1,000	1,202,458
6.88%, 04/30/36	250	344,002
4.85%, 07/01/42	325	364,983
4.38%, 03/15/43	1,070	1,137,434
5.85%, 09/01/43	100	126,850
5.25%, 04/01/44	250	291,891
4.90%, 08/15/44(a)	1,000	1,139,265
4.95%, 05/19/50(a)	1,000	1,173,357
Walt Disney Co.
1.65%, 09/01/22	230	235,497
3.00%, 09/15/22	150	157,528
1.75%, 08/30/24	500	520,531
3.70%, 09/15/24	500	553,622
3.35%, 03/24/25(a)	1,300	1,447,180
3.70%, 10/15/25(a)	830	941,345
1.75%, 01/13/26	600	624,384
3.38%, 11/15/26	1,500	1,696,981
2.00%, 09/01/29(a)	500	516,227
3.80%, 03/22/30(a)	1,000	1,187,111
2.65%, 01/13/31	600	647,802
6.20%, 12/15/34(a)	350	517,243
6.40%, 12/15/35	764	1,158,352
6.65%, 11/15/37	250	377,570
4.63%, 03/23/40	1,000	1,269,999
3.50%, 05/13/40	600	678,364
4.75%, 09/15/44	500	635,284
4.95%, 10/15/45	15	19,556
4.75%, 11/15/46	1,500	1,965,872
2.75%, 09/01/49(a)	1,000	975,111
4.70%, 03/23/50(a)	1,300	1,720,774
3.60%, 01/13/51	2,200	2,479,196
3.80%, 05/13/60	1,000	1,155,181
WPP Finance 2010
3.63%, 09/07/22	1,500	1,574,297
3.75%, 09/19/24	250	274,437

		138,396,970

Metals & Mining — 0.2%
Barrick Gold Corp., 5.25%, 04/01/42	950	1,302,434
Barrick North America Finance LLC
5.70%, 05/30/41	250	353,071
5.75%, 05/01/43(a)	250	364,033
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	500	713,154
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,250	1,291,553
5.00%, 09/30/43	1,850	2,600,662
Newmont Corp., 2.25%, 10/01/30	500	516,012
Newmont Goldcorp Corp.
3.70%, 03/15/23	66	69,414
2.80%, 10/01/29(a)	80	86,157

Security	Par (000)	Value

Metals & Mining (continued)
Newmont Goldcorp Corp. (continued)
4.88%, 03/15/42	$1,300	$1,758,956
Nucor Corp.
3.95%, 05/01/28(a)	1,000	1,165,517
5.20%, 08/01/43	250	335,139
4.40%, 05/01/48(a)	500	649,576
Precision Castparts Corp.
2.50%, 01/15/23(a)	150	156,438
4.20%, 06/15/35	250	312,230
4.38%, 06/15/45	500	622,190
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	27,109
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	3,500	3,959,991
5.20%, 11/02/40	350	498,064
Rio Tinto Finance USA PLC(a)
4.75%, 03/22/42	100	135,765
4.13%, 08/21/42	500	643,896
Southern Copper Corp.
3.50%, 11/08/22	1,000	1,047,188
3.88%, 04/23/25	750	828,503
6.75%, 04/16/40	1,350	1,941,891
5.88%, 04/23/45	615	834,555
Steel Dynamics, Inc.
2.80%, 12/15/24	30	31,648
2.40%, 06/15/25	45	46,952
5.00%, 12/15/26	1,100	1,175,451
3.45%, 04/15/30	90	99,229
3.25%, 01/15/31	35	37,450
Teck Resources Ltd., 5.40%, 02/01/43(a)	2,000	2,106,628
Timken Co., 4.50%, 12/15/28	500	554,300
Vale Overseas Ltd.
6.25%, 08/10/26	2,000	2,365,000
3.75%, 07/08/30	1,000	1,027,250
6.88%, 11/10/39	1,250	1,636,094

		31,293,500

Multiline Retail — 0.1%
Kohl’s Corp.
9.50%, 05/15/25	1,000	1,182,469
5.55%, 07/17/45(a)	100	91,960
O’Reilly Automotive, Inc.
4.35%, 06/01/28	1,000	1,190,074
3.90%, 06/01/29(a)	1,000	1,169,206
1.75%, 03/15/31	440	434,897
TJX Cos., Inc.
3.50%, 04/15/25	2,000	2,227,546
2.25%, 09/15/26(a)	1,500	1,596,795
4.50%, 04/15/50	1,000	1,291,053

		9,184,000

Multi-Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29(a)	210	231,963
4.15%, 01/15/43	100	124,528
4.30%, 10/01/48(a)	500	644,239
4.13%, 03/15/49	500	637,156
3.38%, 09/15/49(a)	630	714,362
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(e)	200	200,766
5.85%, 01/15/41(a)	250	341,153

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24(a)	$250	$275,677
Series A, 2.50%, 11/15/24(a)	495	526,685
Series B, 3.00%, 11/15/29	1,000	1,101,550
Series C, 3.90%, 11/15/49	300	347,529
National Fuel Gas Co.
4.90%, 12/01/21	600	621,185
3.75%, 03/01/23	300	311,320
NiSource, Inc.
0.95%, 08/15/25	870	869,088
2.95%, 09/01/29(a)	1,000	1,085,752
1.70%, 02/15/31	445	437,460
5.95%, 06/15/41	1,050	1,472,138
5.25%, 02/15/43	75	98,325
4.80%, 02/15/44(a)	250	312,441
4.38%, 05/15/47	500	615,991
ONE Gas, Inc., 4.66%, 02/01/44	250	313,114
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50	400	437,724
Southern California Gas Co.
2.55%, 02/01/30(a)	1,000	1,078,817
4.30%, 01/15/49	1,000	1,273,904
Series TT, 2.60%, 06/15/26	1,250	1,350,273
Series UU, 4.13%, 06/01/48	250	312,029
Southern Co. Gas Capital Corp.
2.45%, 10/01/23	1,000	1,051,136
1.75%, 01/15/31	500	493,749
3.95%, 10/01/46(a)	750	839,137
Walt Disney Co., 3.65%, 09/15/49	500	568,731

		18,687,922

Office Supplies & Equipment — 0.0%
VMware, Inc.
2.95%, 08/21/22(a)	2,000	2,082,298
4.70%, 05/15/30	1,000	1,185,857

		3,268,155

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25(a)	160	183,502
3.30%, 04/01/27(a)	1,000	1,136,724
1.75%, 06/01/30	285	293,658
5.85%, 06/15/41(a)	300	442,478
4.35%, 04/01/47(a)	500	661,699
2.75%, 06/01/50	500	525,472
KLA Corp.
4.65%, 11/01/24	305	348,283
4.10%, 03/15/29(a)	500	600,066
3.30%, 03/01/50(a)	1,070	1,130,478
Lam Research Corp.
3.80%, 03/15/25	230	258,832
1.90%, 06/15/30	820	850,834
4.88%, 03/15/49	1,000	1,415,465
2.88%, 06/15/50	305	315,306
3.13%, 06/15/60	110	117,805

		8,280,602

Oil, Gas & Consumable Fuels — 2.2%
Boardwalk Pipelines LP
3.38%, 02/01/23	200	205,350
4.80%, 05/03/29	500	544,862
BP Capital Markets America, Inc.
3.25%, 05/06/22	100	104,316

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
2.52%, 09/19/22	$1,000	$1,034,388
2.75%, 05/10/23	350	369,274
3.22%, 11/28/23	1,000	1,074,531
3.80%, 09/21/25	1,000	1,127,173
3.41%, 02/11/26	2,000	2,232,232
3.12%, 05/04/26	350	386,401
3.02%, 01/16/27	500	548,938
3.54%, 04/06/27	1,000	1,119,369
3.94%, 09/21/28	500	582,193
4.23%, 11/06/28	1,000	1,185,706
3.63%, 04/06/30	1,000	1,147,160
1.75%, 08/10/30	515	511,044
3.00%, 02/24/50	1,000	962,593
2.77%, 11/10/50	1,700	1,568,753
BP Capital Markets PLC
3.56%, 11/01/21(a)	3,000	3,104,045
3.06%, 03/17/22	210	218,197
3.99%, 09/26/23	250	273,951
3.28%, 09/19/27(a)	500	555,082
Canadian Natural Resources Ltd.
3.45%, 11/15/21	1,100	1,125,023
2.95%, 01/15/23	1,000	1,040,107
3.80%, 04/15/24	1,250	1,341,736
3.90%, 02/01/25	250	270,996
3.85%, 06/01/27	250	269,179
6.25%, 03/15/38	300	356,285
4.95%, 06/01/47	1,500	1,668,973
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	1,000	1,151,358
5.13%, 06/30/27	1,500	1,669,712
3.70%, 11/15/29(b)	500	519,692
Chevron Corp.
2.41%, 03/03/22	145	148,760
2.36%, 12/05/22	1,000	1,038,128
1.14%, 05/11/23	235	239,545
3.19%, 06/24/23	500	534,323
1.55%, 05/11/25	3,200	3,316,005
0.69%, 08/12/25	760	757,981
3.33%, 11/17/25	500	562,349
2.95%, 05/16/26	1,250	1,392,905
2.00%, 05/11/27	520	550,015
1.02%, 08/12/27	655	655,455
2.24%, 05/11/30	950	1,008,098
2.98%, 05/11/40	275	296,884
3.08%, 05/11/50	130	138,973
2.34%, 08/12/50	1,100	1,041,738
Cimarex Energy Co., 4.38%, 03/15/29	1,000	1,034,665
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	1,300	1,360,125
4.25%, 05/09/43	500	606,719
3.30%, 09/30/49	500	534,219
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	500	550,240
4.38%, 05/02/28	2,000	2,336,250
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,750	1,925,175
4.88%, 04/30/44	500	664,531
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	400	584,000

30

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	$250	$288,364
Concho Resources, Inc.
3.75%, 10/01/27	1,000	1,080,186
2.40%, 02/15/31	200	189,448
4.88%, 10/01/47	500	552,450
ConocoPhillips, 6.50%, 02/01/39	1,400	2,048,009
ConocoPhillips Co.
4.95%, 03/15/26	1,000	1,194,831
4.30%, 11/15/44	1,000	1,200,168
5.95%, 03/15/46	750	1,100,006
ConocoPhillips Holding Co., 6.95%, 04/15/29	850	1,180,297
Devon Energy Corp.
5.85%, 12/15/25	250	280,174
5.60%, 07/15/41	500	505,837
4.75%, 05/15/42	1,350	1,254,495
5.00%, 06/15/45	500	474,589
Diamondback Energy, Inc.
4.75%, 05/31/25	115	124,055
3.50%, 12/01/29	1,000	969,425
Ecopetrol SA
5.88%, 09/18/23	350	384,563
5.38%, 06/26/26	500	550,391
6.88%, 04/29/30(a)	1,000	1,195,999
5.88%, 05/28/45(a)	2,250	2,451,094
Enable Midstream Partners LP
4.95%, 05/15/28	1,000	976,325
5.00%, 05/15/44	500	419,320
Enbridge Energy Partners LP
5.88%, 10/15/25	1,500	1,796,572
7.38%, 10/15/45	800	1,171,313
Enbridge, Inc.
4.00%, 10/01/23	1,000	1,082,573
3.50%, 06/10/24	65	70,130
2.50%, 01/15/25	250	263,061
4.25%, 12/01/26	1,000	1,146,986
3.70%, 07/15/27	1,000	1,112,513
3.13%, 11/15/29	750	796,885
4.50%, 06/10/44	250	284,534
4.00%, 11/15/49	250	264,433
Energy Transfer Operating LP
5.20%, 02/01/22	250	259,062
3.60%, 02/01/23	150	154,357
4.25%, 03/15/23	1,000	1,039,741
4.90%, 02/01/24	250	266,783
2.90%, 05/15/25	120	120,648
4.75%, 01/15/26	1,000	1,064,953
4.20%, 04/15/27	1,000	1,034,649
5.25%, 04/15/29	1,000	1,073,607
3.75%, 05/15/30	400	387,403
4.90%, 03/15/35	250	246,090
6.50%, 02/01/42	500	523,733
5.15%, 02/01/43	500	460,917
5.95%, 10/01/43	150	148,922
5.15%, 03/15/45	2,000	1,810,790
6.13%, 12/15/45	250	250,948
5.30%, 04/15/47	250	232,184
6.00%, 06/15/48	1,000	1,005,789
6.25%, 04/15/49	1,500	1,550,280
5.00%, 05/15/50	1,070	990,721

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	$500	$522,293
Enterprise Products Operating LLC
3.90%, 02/15/24	125	136,248
3.75%, 02/15/25	1,790	1,989,554
3.70%, 02/15/26	960	1,076,691
3.95%, 02/15/27	2,000	2,291,385
3.13%, 07/31/29	1,155	1,258,928
2.80%, 01/31/30	860	915,433
5.95%, 02/01/41	150	189,277
4.45%, 02/15/43	825	890,587
4.85%, 03/15/44	700	796,159
5.10%, 02/15/45	250	291,022
4.90%, 05/15/46	1,100	1,239,693
4.25%, 02/15/48	1,000	1,061,691
4.80%, 02/01/49	1,000	1,153,234
4.20%, 01/31/50(a)	620	659,154
3.70%, 01/31/51	800	788,899
3.20%, 02/15/52	1,700	1,570,954
3.95%, 01/31/60	545	537,796
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(c)	1,000	890,000
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(c)	750	714,188
EOG Resources, Inc.
3.15%, 04/01/25	80	87,338
4.38%, 04/15/30(a)	1,000	1,178,285
5.10%, 01/15/36	250	288,528
4.95%, 04/15/50	500	614,364
Equinor ASA
2.75%, 11/10/21	500	511,322
2.65%, 01/15/24	1,500	1,598,685
3.70%, 03/01/24(a)	250	276,131
3.25%, 11/10/24	500	550,022
2.88%, 04/06/25	2,000	2,174,124
3.13%, 04/06/30(a)	1,000	1,125,939
2.38%, 05/22/30	1,000	1,057,524
5.10%, 08/17/40	1,100	1,483,662
4.25%, 11/23/41	300	359,557
3.25%, 11/18/49	750	795,304
3.70%, 04/06/50	1,000	1,147,153
Exxon Mobil Corp.
2.40%, 03/06/22	2,000	2,053,100
1.90%, 08/16/22	270	277,998
2.73%, 03/01/23	1,000	1,051,671
1.57%, 04/15/23	1,400	1,439,998
3.18%, 03/15/24	250	270,413
2.02%, 08/16/24	500	525,815
2.71%, 03/06/25	1,250	1,351,016
2.99%, 03/19/25	2,400	2,630,056
3.04%, 03/01/26	620	684,236
2.28%, 08/16/26	500	536,482
3.29%, 03/19/27	800	900,504
2.44%, 08/16/29	500	536,912
3.48%, 03/19/30	1,100	1,268,406
2.61%, 10/15/30	1,000	1,080,908
3.00%, 08/16/39	500	528,707
4.23%, 03/19/40	1,200	1,468,239
4.11%, 03/01/46	1,000	1,188,255
3.10%, 08/16/49	1,500	1,533,903

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
4.33%, 03/19/50	$1,651	$2,066,655
3.45%, 04/15/51	1,249	1,372,344
Hess Corp.
4.30%, 04/01/27	1,500	1,566,716
5.60%, 02/15/41	550	593,608
5.80%, 04/01/47	1,000	1,096,247
Husky Energy, Inc.
3.95%, 04/15/22	150	155,017
4.00%, 04/15/24	500	530,628
6.80%, 09/15/37	500	620,024
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	200	206,472
3.95%, 09/01/22	225	237,123
3.45%, 02/15/23	500	525,541
4.15%, 02/01/24	1,000	1,094,252
4.30%, 05/01/24	500	551,465
4.25%, 09/01/24	155	171,512
5.80%, 03/15/35	1,000	1,202,907
6.50%, 02/01/37	100	124,425
6.95%, 01/15/38	1,250	1,635,824
5.00%, 08/15/42	75	83,288
5.00%, 03/01/43	250	278,560
5.50%, 03/01/44	750	885,117
5.40%, 09/01/44	250	289,715
Kinder Morgan, Inc.
3.15%, 01/15/23	1,500	1,575,425
4.30%, 06/01/25	410	461,801
4.30%, 03/01/28(a)	500	568,982
2.00%, 02/15/31	900	867,071
5.30%, 12/01/34	250	294,735
5.55%, 06/01/45	1,250	1,483,868
5.05%, 02/15/46	750	852,217
5.20%, 03/01/48(a)	1,250	1,464,737
3.25%, 08/01/50	900	810,484
Magellan Midstream Partners LP
3.20%, 03/15/25	500	532,060
4.25%, 09/15/46	250	261,803
4.85%, 02/01/49	750	858,665
3.95%, 03/01/50	175	179,000
Marathon Oil Corp.
2.80%, 11/01/22	400	409,745
3.85%, 06/01/25	250	256,560
4.40%, 07/15/27	1,000	994,780
6.60%, 10/01/37	250	257,413
5.20%, 06/01/45	250	234,566
Marathon Petroleum Corp.
4.50%, 05/01/23	1,000	1,079,206
3.63%, 09/15/24	115	122,940
3.80%, 04/01/28	1,000	1,086,275
4.75%, 09/15/44	250	260,630
5.85%, 12/15/45	250	283,886
4.50%, 04/01/48	1,000	1,013,453
MPLX LP
3.50%, 12/01/22	1,000	1,048,073
3.38%, 03/15/23	2,000	2,107,097
4.50%, 07/15/23	250	271,035
4.88%, 12/01/24	250	279,297
4.88%, 06/01/25	250	282,960
1.75%, 03/01/26	725	721,734
4.13%, 03/01/27	1,000	1,099,244

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.00%, 03/15/28	$1,000	$1,088,293
2.65%, 08/15/30	880	858,936
4.50%, 04/15/38	750	767,810
5.20%, 12/01/47	500	550,051
4.70%, 04/15/48	1,750	1,776,078
5.50%, 02/15/49	700	786,187
Nexen, Inc., 7.88%, 03/15/32	900	1,394,719
Noble Energy, Inc.
3.85%, 01/15/28	1,500	1,703,383
5.25%, 11/15/43	500	662,893
4.95%, 08/15/47	500	655,602
4.20%, 10/15/49	500	600,850
ONEOK Inc.
3.10%, 03/15/30	1,000	961,953
6.35%, 01/15/31	1,000	1,162,377
4.50%, 03/15/50	500	443,726
ONEOK Partners LP
3.38%, 10/01/22	500	519,442
4.90%, 03/15/25	250	273,957
6.13%, 02/01/41	300	317,234
ONEOK, Inc.
2.75%, 09/01/24	430	440,398
4.55%, 07/15/28	500	529,435
3.40%, 09/01/29	1,000	979,800
4.95%, 07/13/47	1,000	938,041
4.45%, 09/01/49	1,000	890,017
Phillips 66
4.30%, 04/01/22	1,000	1,054,690
3.85%, 04/09/25	1,000	1,110,760
2.15%, 12/15/30	1,000	972,497
4.65%, 11/15/34(a)	1,355	1,618,295
5.88%, 05/01/42	100	131,741
4.88%, 11/15/44	1,250	1,485,879
Phillips 66 Partners LP
2.45%, 12/15/24	255	262,353
3.15%, 12/15/29	370	365,138
4.90%, 10/01/46	500	519,490
Pioneer Natural Resources Co., 1.90%, 08/15/30	1,200	1,125,505
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22	500	512,054
2.85%, 01/31/23	250	254,271
3.60%, 11/01/24	750	773,005
4.50%, 12/15/26	500	531,623
5.15%, 06/01/42	50	47,191
4.70%, 06/15/44	750	664,985
4.90%, 02/15/45	1,000	912,645
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	1,000	1,052,430
4.50%, 11/01/23	1,000	1,063,973
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	500	547,685
5.63%, 03/01/25	1,000	1,143,840
5.00%, 03/15/27	1,000	1,127,934
4.20%, 03/15/28	750	814,429
4.50%, 05/15/30(b)	2,000	2,252,903
Shell International Finance BV
2.25%, 01/06/23	1,000	1,040,539
3.40%, 08/12/23(a)	2,000	2,163,623

32

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
2.00%, 11/07/24(a)	$1,000	$1,051,793
2.38%, 04/06/25	2,000	2,132,050
3.25%, 05/11/25	1,250	1,382,815
2.88%, 05/10/26(a)	500	553,567
2.50%, 09/12/26(a)	1,000	1,089,786
3.88%, 11/13/28	1,000	1,167,735
2.38%, 11/07/29	1,000	1,055,480
4.13%, 05/11/35	500	602,103
6.38%, 12/15/38	300	446,323
5.50%, 03/25/40(a)	300	420,638
4.55%, 08/12/43(a)	700	875,956
4.38%, 05/11/45	2,500	3,065,954
4.00%, 05/10/46	1,250	1,458,587
3.75%, 09/12/46	900	1,004,152
3.13%, 11/07/49(a)	940	962,663
3.25%, 04/06/50(a)	1,000	1,063,891
Spectra Energy Partners LP
4.75%, 03/15/24	250	278,411
3.50%, 03/15/25	250	272,734
3.38%, 10/15/26	1,000	1,100,708
Suncor Energy, Inc.
2.80%, 05/15/23	1,200	1,257,751
3.60%, 12/01/24	1,165	1,269,180
6.50%, 06/15/38	500	640,144
6.85%, 06/01/39	250	327,679
4.00%, 11/15/47	1,500	1,534,976
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	400	420,014
4.00%, 10/01/27	1,750	1,788,315
4.95%, 01/15/43	250	222,326
5.30%, 04/01/44	100	93,169
5.35%, 05/15/45	250	232,654
5.40%, 10/01/47	500	472,083
TC PipeLines LP
4.38%, 03/13/25	250	273,645
3.90%, 05/25/27	105	112,542
Total Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,223,902
Total Capital International SA
2.70%, 01/25/23(a)	500	524,844
3.75%, 04/10/24(a)	1,000	1,104,732
3.46%, 02/19/29(a)	3,000	3,448,470
3.46%, 07/12/49(a)	500	546,150
3.13%, 05/29/50	1,000	1,037,861
3.39%, 06/29/60(a)	1,000	1,057,501
Total Capital SA, 4.25%, 12/15/21	250	261,497
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,000	1,031,308
3.75%, 10/16/23	500	541,571
4.88%, 01/15/26	850	998,374
4.25%, 05/15/28	750	867,038
4.10%, 04/15/30	1,500	1,729,907
4.63%, 03/01/34	1,250	1,476,171
5.60%, 03/31/34	500	631,413
6.20%, 10/15/37	200	267,314
4.75%, 05/15/38	250	294,227
7.25%, 08/15/38	250	363,203
7.63%, 01/15/39	250	379,571
5.00%, 10/16/43	150	177,382

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
4.88%, 05/15/48	$750	$932,676
5.10%, 03/15/49(a)	500	636,006
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	250	323,676
4.00%, 03/15/28	750	837,452
4.45%, 08/01/42	250	276,026
3.95%, 05/15/50(b)	500	524,843
Valero Energy Corp.
3.65%, 03/15/25	1,500	1,623,437
2.85%, 04/15/25	2,000	2,098,835
3.40%, 09/15/26	750	805,943
2.15%, 09/15/27	2,000	1,991,927
4.00%, 04/01/29	1,000	1,095,697
6.63%, 06/15/37	300	377,366
4.90%, 03/15/45	500	556,570
Valero Energy Partners LP, 4.50%, 03/15/28	500	560,042
Williams Companies Inc. (The), 3.50%, 11/15/30	1,000	1,087,748
Williams Cos., Inc.
4.00%, 11/15/21	250	257,458
3.60%, 03/15/22	750	775,370
3.70%, 01/15/23	3,000	3,170,504
4.30%, 03/04/24	250	273,390
3.90%, 01/15/25	250	273,186
4.00%, 09/15/25	250	277,155
3.75%, 06/15/27	750	823,015
6.30%, 04/15/40	250	309,125
5.75%, 06/24/44	1,000	1,177,954
4.90%, 01/15/45	500	533,196
5.10%, 09/15/45	900	1,009,303
4.85%, 03/01/48	500	560,196

		289,042,246

Personal Products — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24(a)	250	273,160
3.70%, 08/01/47	750	990,818
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30	500	546,252
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	325	342,406
3.15%, 03/15/27	1,000	1,128,075
2.38%, 12/01/29	130	139,833
4.15%, 03/15/47	250	314,425
3.13%, 12/01/49(a)	685	754,204
Procter & Gamble Co.
2.30%, 02/06/22(a)	250	257,133
2.15%, 08/11/22(a)	1,000	1,035,450
3.10%, 08/15/23(a)	500	538,759
2.45%, 03/25/25	2,500	2,707,523
2.85%, 08/11/27(a)	500	563,314
3.00%, 03/25/30(a)	1,000	1,159,946
3.50%, 10/25/47(a)	1,000	1,250,989
3.60%, 03/25/50	1,000	1,267,990
Unilever Capital Corp.
3.13%, 03/22/23(a)	2,000	2,133,243
3.10%, 07/30/25	250	278,369
2.00%, 07/28/26(a)	750	801,802
2.90%, 05/05/27(a)	750	837,525

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
Unilever Capital Corp. (continued)
2.13%, 09/06/29(a)	$1,000	$1,060,153
1.38%, 09/14/30	805	811,609

		19,192,978

Pharmaceuticals — 1.9%
AbbVie Inc.(b)
3.25%, 10/01/22	3,150	3,294,555
4.85%, 06/15/44	1,250	1,552,143
AbbVie, Inc.
2.15%, 11/19/21(a)(b)	700	713,001
3.45%, 03/15/22(b)	1,155	1,198,001
2.90%, 11/06/22(a)	1,250	1,310,780
2.30%, 11/21/22(b)	4,400	4,552,799
2.85%, 05/14/23(a)	1,500	1,577,971
3.75%, 11/14/23(a)	3,000	3,273,627
2.60%, 11/21/24(b)	1,850	1,960,082
3.80%, 03/15/25(b)	750	831,632
3.60%, 05/14/25(a)	1,500	1,662,596
3.20%, 05/14/26(a)	1,435	1,579,826
2.95%, 11/21/26(a)(b)	2,000	2,178,455
3.20%, 11/21/29(b)	2,850	3,139,891
4.55%, 03/15/35(b)	630	774,543
4.50%, 05/14/35(a)	450	547,702
4.30%, 05/14/36	200	235,573
4.05%, 11/21/39(a)(b)	1,895	2,179,171
4.40%, 11/06/42	1,400	1,666,585
4.75%, 03/15/45(b)	668	807,273
4.70%, 05/14/45(a)	1,500	1,846,951
4.45%, 05/14/46(a)	1,250	1,488,612
4.88%, 11/14/48(a)	1,000	1,269,857
4.25%, 11/21/49(a)(b)	3,195	3,793,030
AstraZeneca PLC
2.38%, 06/12/22(a)	500	514,960
3.50%, 08/17/23(a)	500	540,394
3.38%, 11/16/25(a)	4,700	5,271,235
0.70%, 04/08/26(a)	1,100	1,085,917
3.13%, 06/12/27(a)	500	556,257
4.00%, 01/17/29(a)	1,500	1,775,300
1.38%, 08/06/30(a)	1,100	1,069,965
6.45%, 09/15/37	100	151,918
4.38%, 11/16/45	950	1,232,205
4.38%, 08/17/48	900	1,176,829
2.13%, 08/06/50(a)	385	348,845
Banner Health, 3.18%, 01/01/50	181	197,102
Bristol-Myers Squibb Co.
2.60%, 05/16/22	2,000	2,074,900
2.00%, 08/01/22(a)	250	257,711
3.25%, 08/15/22	150	158,032
3.55%, 08/15/22	750	795,464
4.00%, 08/15/23	750	817,560
3.88%, 08/15/25	500	570,083
3.20%, 06/15/26	4,000	4,511,746
3.45%, 11/15/27	1,000	1,149,127
3.90%, 02/20/28	1,000	1,185,278
3.40%, 07/26/29	1,500	1,747,064
4.13%, 06/15/39	500	632,070
5.25%, 08/15/43	145	204,623
4.50%, 03/01/44(a)	250	348,796
4.63%, 05/15/44	500	669,900
5.00%, 08/15/45	1,750	2,460,965

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.35%, 11/15/47	$500	$660,357
4.55%, 02/20/48	1,000	1,352,392
4.25%, 10/26/49	2,500	3,283,114
Catholic Health Services of Long Island Obligated Group, 3.37%, 07/01/50	225	218,623
Cigna Corp.
3.05%, 11/30/22	3,000	3,155,097
3.00%, 07/15/23	1,000	1,060,862
3.75%, 07/15/23	1,330	1,441,284
3.50%, 06/15/24	750	818,127
3.25%, 04/15/25	300	329,933
4.13%, 11/15/25	1,000	1,147,165
4.50%, 02/25/26	250	292,051
3.40%, 03/01/27	750	841,027
3.05%, 10/15/27	1,000	1,112,640
4.38%, 10/15/28	2,000	2,379,115
2.40%, 03/15/30	1,000	1,037,122
4.80%, 08/15/38	1,000	1,241,368
3.20%, 03/15/40	1,000	1,060,086
4.80%, 07/15/46	250	313,266
3.88%, 10/15/47	750	830,825
4.90%, 12/15/48(a)	1,500	1,947,017
3.40%, 03/15/50	1,000	1,046,873
CVS Health Corp.
3.50%, 07/20/22	500	524,435
2.75%, 12/01/22	2,000	2,085,693
3.70%, 03/09/23	1,725	1,848,491
2.63%, 08/15/24(a)	1,225	1,305,728
4.10%, 03/25/25(a)	361	407,796
3.88%, 07/20/25	943	1,062,423
2.88%, 06/01/26(a)	750	812,096
3.63%, 04/01/27	175	195,896
1.30%, 08/21/27	1,500	1,477,489
4.30%, 03/25/28(a)	3,500	4,096,650
3.25%, 08/15/29	2,000	2,200,017
3.75%, 04/01/30	1,745	1,991,278
1.75%, 08/21/30	2,065	2,017,998
4.88%, 07/20/35	1,000	1,272,366
4.78%, 03/25/38(a)	2,500	3,045,969
4.13%, 04/01/40	800	911,184
2.70%, 08/21/40	705	671,924
5.13%, 07/20/45(a)	1,750	2,211,106
5.05%, 03/25/48	4,750	6,062,940
4.25%, 04/01/50	285	334,986
Eli Lilly & Co.
2.75%, 06/01/25(a)	45	49,190
3.10%, 05/15/27(a)	750	841,818
3.38%, 03/15/29	1,000	1,156,864
3.70%, 03/01/45	1,000	1,210,781
3.95%, 05/15/47	500	626,752
3.95%, 03/15/49(a)	750	940,171
4.15%, 03/15/59	500	649,909
Eli Lilly and Co., 2.25%, 05/15/50	500	471,121
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	2,650	2,757,108
2.88%, 06/01/22(a)	500	519,132
3.38%, 06/01/29(a)	1,000	1,156,468
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23(a)	1,500	1,589,456
3.38%, 05/15/23(a)	1,000	1,076,653

34

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (continued)
3.88%, 05/15/28(a)	$1,000	$1,188,565
5.38%, 04/15/34	250	352,850
6.38%, 05/15/38	1,100	1,697,471
4.20%, 03/18/43(a)	600	772,823
Johnson & Johnson
2.45%, 12/05/21	450	462,022
2.25%, 03/03/22(a)	750	769,378
2.05%, 03/01/23(a)	750	779,207
2.45%, 03/01/26	2,370	2,593,255
4.38%, 12/05/33	250	326,810
3.55%, 03/01/36(a)	750	910,831
3.63%, 03/03/37	500	610,648
2.10%, 09/01/40	1,500	1,497,593
4.50%, 09/01/40(a)	100	135,581
4.50%, 12/05/43	750	1,028,363
3.70%, 03/01/46(a)	500	625,858
3.75%, 03/03/47(a)	1,750	2,233,424
3.50%, 01/15/48(a)	1,250	1,548,040
2.45%, 09/01/60	2,000	2,024,341
Laboratory Corp. of America Holdings
3.75%, 08/23/22	100	105,152
4.00%, 11/01/23	100	109,296
3.25%, 09/01/24(a)	1,000	1,090,695
3.60%, 02/01/25	75	83,291
3.60%, 09/01/27	500	570,773
4.70%, 02/01/45(a)	450	572,798
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	335,067
Merck & Co., Inc.
2.35%, 02/10/22	1,500	1,544,585
2.75%, 02/10/25(a)	3,570	3,879,472
1.45%, 06/24/30	2,000	2,027,970
3.90%, 03/07/39(a)	500	620,406
4.15%, 05/18/43(a)	750	956,598
3.70%, 02/10/45	1,900	2,284,488
4.00%, 03/07/49	1,000	1,262,405
2.45%, 06/24/50(a)	1,000	1,003,796
Mylan NV(a)
3.95%, 06/15/26	250	281,258
5.25%, 06/15/46	500	620,552
Mylan, Inc.
4.20%, 11/29/23(a)	250	273,481
4.55%, 04/15/28	800	931,925
5.40%, 11/29/43	250	314,138
5.20%, 04/15/48	550	680,061
Novartis Capital Corp.
2.40%, 05/17/22(a)	500	516,784
3.40%, 05/06/24(a)	650	717,015
1.75%, 02/14/25(a)	500	524,181
3.00%, 11/20/25(a)	1,100	1,223,800
2.00%, 02/14/27	500	531,990
3.10%, 05/17/27(a)	2,500	2,811,435
2.20%, 08/14/30(a)	1,000	1,079,689
4.40%, 05/06/44	1,250	1,681,369
4.00%, 11/20/45	250	321,972
2.75%, 08/14/50(a)	1,250	1,342,466
Perrigo Finance Unlimited Co.
3.90%, 12/15/24(a)	250	270,900
4.38%, 03/15/26(a)	250	279,389

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co. (continued)
3.15%, 06/15/30	$1,000	$1,032,570
Pfizer, Inc.
2.20%, 12/15/21(a)	3,000	3,069,327
5.80%, 08/12/23(a)	500	574,458
3.40%, 05/15/24(a)	1,000	1,098,411
0.80%, 05/28/25	550	553,906
2.75%, 06/03/26(a)	115	127,191
3.00%, 12/15/26(a)	750	848,114
3.60%, 09/15/28	2,000	2,361,021
3.45%, 03/15/29(a)	1,000	1,170,695
2.63%, 04/01/30	1,000	1,118,075
1.70%, 05/28/30	825	850,231
4.00%, 12/15/36	500	613,057
4.10%, 09/15/38	1,000	1,240,033
3.90%, 03/15/39	500	607,741
7.20%, 03/15/39(a)	2,250	3,731,027
2.55%, 05/28/40	245	254,699
4.30%, 06/15/43(a)	500	641,772
4.40%, 05/15/44(a)	500	658,518
4.13%, 12/15/46(a)	500	639,168
4.20%, 09/15/48	500	643,696
4.00%, 03/15/49	1,000	1,271,816
2.70%, 05/28/50	875	913,979
Quest Diagnostics, Inc.
4.25%, 04/01/24	250	277,213
3.50%, 03/30/25	370	409,943
4.20%, 06/30/29	250	297,695
2.95%, 06/30/30(a)	425	464,222
2.80%, 06/30/31	400	430,831
4.70%, 03/30/45	250	315,644
Sanofi, 3.63%, 06/19/28	2,000	2,344,634
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23	500	529,975
3.20%, 09/23/26(a)	900	1,000,731
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21	3,000	3,114,889
4.40%, 11/26/23	1,000	1,110,377
5.00%, 11/26/28(a)	1,000	1,242,891
2.05%, 03/31/30(a)	1,055	1,065,386
3.03%, 07/09/40	530	549,250
3.18%, 07/09/50(a)	1,115	1,132,675
3.38%, 07/09/60(a)	1,000	1,053,440
Upjohn, Inc.(b)
2.30%, 06/22/27	1,000	1,035,541
2.70%, 06/22/30	2,000	2,070,722
3.85%, 06/22/40	1,000	1,080,084
4.00%, 06/22/50(a)	500	533,643
Wyeth LLC
6.50%, 02/01/34	500	777,109
5.95%, 04/01/37	250	370,699
Zoetis, Inc.
3.25%, 02/01/23	1,000	1,055,120
3.90%, 08/20/28	1,000	1,187,073
2.00%, 05/15/30	400	412,012
4.70%, 02/01/43(a)	400	526,703
3.95%, 09/12/47(a)	500	616,126

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
4.45%, 08/20/48	$250	$328,230
3.00%, 05/15/50	400	428,632

		248,276,386

Producer Durables: Miscellaneous — 0.3%
CA, Inc., 4.50%, 08/15/23	170	180,190
Oracle Corp.
2.50%, 10/15/22(a)	3,250	3,392,032
2.63%, 02/15/23(a)	2,000	2,089,027
2.40%, 09/15/23(a)	4,000	4,207,065
2.95%, 11/15/24	3,500	3,796,005
2.50%, 04/01/25	700	750,120
2.95%, 05/15/25(a)	500	544,546
2.65%, 07/15/26(a)	745	813,399
3.25%, 11/15/27(a)	750	848,446
2.95%, 04/01/30(a)	3,300	3,689,601
3.25%, 05/15/30(a)	950	1,083,184
4.30%, 07/08/34	250	313,366
3.90%, 05/15/35	500	608,245
3.85%, 07/15/36(a)	750	886,150
3.80%, 11/15/37	750	879,907
6.13%, 07/08/39	500	747,015
3.60%, 04/01/40	1,100	1,260,020
5.38%, 07/15/40(a)	400	557,893
4.50%, 07/08/44	500	629,952
4.13%, 05/15/45(a)	2,250	2,683,874
4.00%, 07/15/46(a)	2,250	2,666,995
4.00%, 11/15/47(a)	1,500	1,778,285
3.60%, 04/01/50(a)	2,600	2,930,640
4.38%, 05/15/55	250	314,455
3.85%, 04/01/60	2,100	2,479,084
salesforce.com, Inc., 3.25%, 04/11/23	2,500	2,678,111

		42,807,607

Professional Services — 0.0%
Verisk Analytics, Inc.
4.00%, 06/15/25	250	285,244
4.13%, 03/15/29	500	589,646
3.63%, 05/15/50	330	374,308

		1,249,198

Real Estate — 0.0%
Prologis LP
3.75%, 11/01/25(a)	45	51,350
2.13%, 04/15/27	30	31,943
2.25%, 04/15/30(a)	1,240	1,317,975
1.25%, 10/15/30	365	356,916
4.38%, 09/15/48(a)	100	135,562
3.00%, 04/15/50	95	102,014
2.13%, 10/15/50	715	643,819

		2,639,579

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
5.25%, 03/15/25	250	286,666
4.88%, 03/01/26	250	292,693

		579,359

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	50	55,105
3.65%, 09/01/25	750	851,305

Security	Par (000)	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
7.00%, 12/15/25(a)	$250	$324,060
3.25%, 06/15/27(a)	1,750	1,992,452
5.40%, 06/01/41	50	70,013
4.40%, 03/15/42	150	188,258
4.38%, 09/01/42(a)	250	315,387
4.45%, 03/15/43(a)	200	255,377
5.15%, 09/01/43	250	343,074
4.90%, 04/01/44	500	679,462
4.55%, 09/01/44	250	326,112
4.15%, 04/01/45	500	626,907
4.70%, 09/01/45	500	669,934
3.90%, 08/01/46	2,000	2,426,937
4.13%, 06/15/47(a)	250	309,877
4.05%, 06/15/48	1,000	1,244,082
4.15%, 12/15/48(a)	500	630,708
3.55%, 02/15/50(a)	125	146,283
3.05%, 02/15/51	1,000	1,101,231
Canadian National Railway Co.
2.85%, 12/15/21	1,000	1,024,388
2.95%, 11/21/24	305	329,934
2.75%, 03/01/26	560	615,465
3.50%, 11/15/42	100	112,486
3.65%, 02/03/48	1,500	1,812,196
2.45%, 05/01/50	455	452,474
Canadian Pacific Railway Co.
4.45%, 03/15/23	500	540,643
2.90%, 02/01/25	1,000	1,081,880
7.13%, 10/15/31(a)	250	370,180
4.80%, 09/15/35(a)	250	328,217
5.75%, 01/15/42	25	35,740
4.80%, 08/01/45(a)	1,110	1,491,038
CSX Corp.
3.35%, 11/01/25(a)	250	280,779
3.80%, 03/01/28(a)	2,500	2,930,565
2.40%, 02/15/30(a)	500	540,404
4.75%, 05/30/42	100	128,149
4.30%, 03/01/48	750	934,164
4.50%, 03/15/49	1,000	1,303,850
3.35%, 09/15/49	215	237,784
3.80%, 04/15/50	550	654,591
3.95%, 05/01/50	450	552,066
4.50%, 08/01/54	250	327,029
4.25%, 11/01/66(a)	750	930,306
4.65%, 03/01/68	500	655,319
Kansas City Southern
3.13%, 06/01/26	250	262,148
2.88%, 11/15/29(a)	120	127,203
4.70%, 05/01/48	500	555,913
4.20%, 11/15/69	105	112,005
Norfolk Southern Corp.
3.00%, 04/01/22(a)	1,750	1,810,096
3.85%, 01/15/24(a)	1,000	1,095,402
3.15%, 06/01/27(a)	880	982,500
2.55%, 11/01/29	165	179,460
3.95%, 10/01/42	100	117,869
4.45%, 06/15/45	250	317,156
3.94%, 11/01/47	225	270,002
4.15%, 02/28/48	250	308,323
4.10%, 05/15/49	1,000	1,252,669
3.40%, 11/01/49	335	371,086

36

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp. (continued)
3.05%, 05/15/50	$605	$642,972
4.05%, 08/15/52(a)	1,000	1,225,450
Union Pacific Corp.
4.16%, 07/15/22(a)	100	105,800
3.65%, 02/15/24(a)	1,000	1,089,776
3.25%, 08/15/25(a)	250	277,610
2.75%, 03/01/26(a)	1,000	1,096,631
2.15%, 02/05/27	160	170,088
3.95%, 09/10/28(a)	1,000	1,179,490
3.70%, 03/01/29(a)	1,000	1,160,090
2.40%, 02/05/30	365	392,880
3.60%, 09/15/37(a)	1,250	1,444,769
4.38%, 09/10/38(a)	2,750	3,388,433
4.05%, 11/15/45(a)	250	298,058
4.05%, 03/01/46	140	169,188
4.50%, 09/10/48	500	662,294
3.25%, 02/05/50(a)	600	661,229
3.80%, 10/01/51	250	297,003
3.95%, 08/15/59	780	910,270
3.84%, 03/20/60	1,450	1,682,042

		54,842,116

Semiconductors & Semiconductor Equipment — 0.5%
Altera Corp., 4.10%, 11/15/23(a)	250	277,763
Analog Devices, Inc.(a)
2.88%, 06/01/23	1,000	1,054,952
3.50%, 12/05/26	750	848,586
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
2.65%, 01/15/23	1,500	1,558,199
3.63%, 01/15/24	250	268,885
3.88%, 01/15/27	2,750	3,046,739
3.50%, 01/15/28	500	540,230
Broadcom, Inc.
3.13%, 10/15/22	1,000	1,046,549
2.25%, 11/15/23	1,360	1,413,920
3.63%, 10/15/24	2,000	2,180,749
3.15%, 11/15/25	530	574,058
4.25%, 04/15/26	1,000	1,126,621
3.46%, 09/15/26	2,000	2,190,238
4.11%, 09/15/28	1,000	1,127,749
4.75%, 04/15/29	1,000	1,165,056
5.00%, 04/15/30	1,000	1,179,597
4.15%, 11/15/30	1,700	1,909,684
4.30%, 11/15/32	1,200	1,370,869
Flex Ltd., 4.88%, 06/15/29	500	571,563
Intel Corp.
2.70%, 12/15/22	2,500	2,631,973
2.88%, 05/11/24(a)	1,000	1,080,981
3.40%, 03/25/25	2,400	2,689,013
3.70%, 07/29/25(a)	1,000	1,136,076
3.75%, 03/25/27	800	937,363
2.45%, 11/15/29	500	544,368
4.10%, 05/19/46(a)	2,500	3,120,322
4.10%, 05/11/47(a)	250	316,363
3.73%, 12/08/47(a)	1,399	1,670,727
4.75%, 03/25/50(a)	2,600	3,580,512
4.95%, 03/25/60	1,000	1,459,060
Jabil, Inc.
4.70%, 09/15/22	250	268,028
3.00%, 01/15/31	1,350	1,378,300

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc., 3.38%, 03/15/23	$100	$106,478
Microchip Technology, Inc., 4.33%, 06/01/23	2,000	2,152,421
Micron Technology, Inc.
4.64%, 02/06/24(a)	300	333,264
4.98%, 02/06/26	250	289,812
5.33%, 02/06/29	250	300,664
4.66%, 02/15/30	750	880,806
NVIDIA Corp.
3.20%, 09/16/26	1,000	1,127,975
2.85%, 04/01/30	1,660	1,865,020
3.50%, 04/01/40	710	832,077
3.50%, 04/01/50	2,405	2,814,521
3.70%, 04/01/60	145	172,868
NXP BV/NXP Funding LLC/NXP USA, Inc.(b)
2.70%, 05/01/25(a)	85	90,046
3.88%, 06/18/26	320	358,495
4.30%, 06/18/29	1,000	1,152,731
3.40%, 05/01/30(a)	2,165	2,370,044
QUALCOMM, Inc.
3.25%, 05/20/27(a)	500	561,074
1.30%, 05/20/28(b)	2,250	2,205,766
2.15%, 05/20/30	605	633,418
1.65%, 05/20/32(a)(b)	828	817,701
4.65%, 05/20/35(a)	250	336,030
4.80%, 05/20/45(a)	750	1,012,180
4.30%, 05/20/47	1,500	1,926,756
3.25%, 05/20/50	800	890,695
Texas Instruments, Inc.
2.25%, 09/04/29	680	729,428
4.15%, 05/15/48	1,000	1,307,721
Xilinx Inc., 2.38%, 06/01/30	1,400	1,469,706

		71,002,790

Software — 0.3%
Activision Blizzard, Inc.
3.40%, 06/15/27(a)	1,000	1,130,441
1.35%, 09/15/30	130	127,081
2.50%, 09/15/50	800	745,477
Autodesk, Inc.
3.50%, 06/15/27	2,000	2,268,917
2.85%, 01/15/30	100	109,419
Intuit, Inc.
0.65%, 07/15/23	655	657,993
0.95%, 07/15/25	755	762,228
1.35%, 07/15/27	825	838,024
1.65%, 07/15/30	985	1,000,704
Microsoft Corp.
2.40%, 02/06/22(a)	2,000	2,055,470
2.38%, 02/12/22(a)	1,000	1,026,530
2.65%, 11/03/22(a)	500	523,272
2.00%, 08/08/23(a)	2,000	2,088,247
3.63%, 12/15/23(a)	1,000	1,095,991
2.88%, 02/06/24(a)	865	930,895
3.13%, 11/03/25(a)	1,500	1,677,285
2.40%, 08/08/26(a)	1,485	1,622,141
3.30%, 02/06/27(a)	4,500	5,141,670
3.50%, 02/12/35	1,165	1,437,267
4.20%, 11/03/35	250	328,287
3.45%, 08/08/36(a)	750	910,092
4.10%, 02/06/37	786	1,018,980
3.50%, 11/15/42(a)	1,000	1,228,956

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
3.70%, 08/08/46(a)	$2,500	$3,139,247
2.53%, 06/01/50	4,714	4,929,991
3.95%, 08/08/56	1,707	2,248,377
2.68%, 06/01/60	3,737	3,942,069
ServiceNow, Inc., 1.40%, 09/01/30	810	791,267

		43,776,318

Specialty Retail — 0.1%
AutoZone, Inc.
3.70%, 04/15/22	50	52,107
3.13%, 07/15/23(a)	250	266,144
3.25%, 04/15/25	165	181,688
3.75%, 04/18/29	1,000	1,156,521
Best Buy Co., Inc., 1.95%, 10/01/30	1,250	1,241,397
Ross Stores, Inc.
4.60%, 04/15/25	500	575,636
4.70%, 04/15/27	500	589,086
4.80%, 04/15/30	1,000	1,217,265
Tapestry, Inc., 3.00%, 07/15/22(a)	1,000	1,010,205
VF Corp., 2.95%, 04/23/30	500	544,360

		6,834,409

Technology Hardware, Storage & Peripherals — 0.6%
Adobe Inc., 1.70%, 02/01/23	160	164,805
Adobe, Inc.
1.90%, 02/01/25	160	169,165
3.25%, 02/01/25	70	77,488
2.15%, 02/01/27	1,275	1,367,305
2.30%, 02/01/30	1,200	1,290,969
Apple Inc.
0.75%, 05/11/23	350	353,570
2.85%, 05/11/24	2,000	2,158,061
2.75%, 01/13/25(a)	1,000	1,082,923
1.13%, 05/11/25	650	665,179
1.65%, 05/11/30	1,400	1,450,206
Apple, Inc.
2.50%, 02/09/22	1,000	1,028,307
1.70%, 09/11/22	2,500	2,567,710
2.10%, 09/12/22(a)	500	516,792
2.40%, 01/13/23(a)	1,000	1,044,695
2.85%, 02/23/23(a)	250	263,830
2.40%, 05/03/23(a)	2,000	2,105,754
3.45%, 05/06/24(a)	1,000	1,102,257
1.80%, 09/11/24	1,635	1,711,119
2.50%, 02/09/25(a)	140	150,998
3.20%, 05/13/25(a)	750	836,254
0.55%, 08/20/25	2,800	2,803,756
3.25%, 02/23/26(a)	1,910	2,147,265
2.45%, 08/04/26	1,410	1,536,519
3.35%, 02/09/27(a)	2,000	2,287,476
3.20%, 05/11/27(a)	1,000	1,137,613
2.90%, 09/12/27(a)	1,000	1,121,170
3.00%, 11/13/27(a)	1,000	1,130,370
2.20%, 09/11/29(a)	1,235	1,328,133
1.25%, 08/20/30	2,800	2,790,737
4.50%, 02/23/36(a)	250	333,529
3.85%, 05/04/43(a)	1,250	1,558,330
4.45%, 05/06/44(a)	250	339,452
3.45%, 02/09/45(a)	1,350	1,576,067
4.38%, 05/13/45(a)	500	669,879

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.65%, 02/23/46(a)	$1,980	$2,763,512
3.85%, 08/04/46(a)	750	933,921
4.25%, 02/09/47(a)	250	332,681
3.75%, 11/13/47	1,250	1,535,610
2.95%, 09/11/49	1,250	1,368,240
2.65%, 05/11/50	1,200	1,257,460
2.40%, 08/20/50	2,800	2,793,493
2.55%, 08/20/60	1,600	1,589,445
Dell International LLC/EMC Corp.(b)
5.45%, 06/15/23(a)	3,000	3,288,977
4.00%, 07/15/24	1,000	1,079,779
6.02%, 06/15/26	3,090	3,628,214
4.90%, 10/01/26	1,000	1,130,423
5.30%, 10/01/29	1,250	1,433,624
6.20%, 07/15/30	1,500	1,797,080
8.10%, 07/15/36	500	657,519
8.35%, 07/15/46	850	1,123,030
Hewlett Packard Enterprise Co.
4.40%, 10/15/22(a)	1,500	1,602,935
2.25%, 04/01/23	1,000	1,031,277
1.45%, 04/01/24	1,000	1,011,460
4.90%, 10/15/25(a)	1,250	1,430,246
6.20%, 10/15/35(a)	500	625,823
6.35%, 10/15/45(a)	750	955,948
HP, Inc.
4.05%, 09/15/22	1,000	1,067,504
2.20%, 06/17/25	500	523,761
3.40%, 06/17/30(a)	500	536,937
6.00%, 09/15/41(a)	650	796,789
NetApp, Inc., 1.88%, 06/22/25	675	699,164
Seagate HDD Cayman
4.75%, 06/01/23	168	182,633
4.88%, 06/01/27(a)	252	282,289
4.09%, 06/01/29(a)(b)	272	295,872
4.13%, 01/15/31(b)	120	129,503
5.75%, 12/01/34(a)	650	741,460

		79,494,292

Telecommunications Equipment — 0.0%
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	500	583,787
4.60%, 05/23/29(a)	965	1,139,640
2.30%, 11/15/30	840	833,884

		2,557,311

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(a)	2,000	2,224,421
2.85%, 03/27/30	1,000	1,123,121
3.88%, 11/01/45(a)	500	622,733
3.38%, 11/01/46	1,500	1,696,956

		5,667,231

Tobacco — 0.3%
Altria Group, Inc.
2.85%, 08/09/22(a)	1,500	1,562,107
4.00%, 01/31/24	250	274,925
2.35%, 05/06/25	240	253,587
4.80%, 02/14/29	3,000	3,559,784
3.40%, 05/06/30	435	474,726
5.80%, 02/14/39	1,000	1,279,712

38

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Altria Group, Inc. (continued)
4.50%, 05/02/43(a)	$400	$438,152
5.38%, 01/31/44(a)	1,320	1,642,029
3.88%, 09/16/46	1,250	1,284,903
5.95%, 02/14/49(a)	1,250	1,674,420
4.45%, 05/06/50	655	728,874
BAT Capital Corp.
2.76%, 08/15/22(a)	3,000	3,109,091
3.22%, 08/15/24	1,250	1,337,396
4.70%, 04/02/27	500	573,615
3.56%, 08/15/27(a)	2,000	2,160,021
2.26%, 03/25/28	600	602,976
3.46%, 09/06/29	500	532,391
4.91%, 04/02/30	600	707,663
2.73%, 03/25/31	300	298,936
4.39%, 08/15/37	2,250	2,432,909
3.73%, 09/25/40	200	200,699
4.54%, 08/15/47(a)	1,350	1,445,680
4.76%, 09/06/49(a)	750	814,540
5.28%, 04/02/50	250	293,817
3.98%, 09/25/50	300	295,808
BAT International Finance PLC, 1.67%, 03/25/26(a)	250	250,850
Philip Morris International, Inc.
2.63%, 03/06/23(a)	250	262,512
2.13%, 05/10/23(a)	1,000	1,036,325
3.25%, 11/10/24(a)	1,000	1,100,656
3.38%, 08/11/25	750	834,689
2.75%, 02/25/26(a)	415	459,600
3.13%, 08/17/27(a)	1,000	1,126,013
2.10%, 05/01/30	2,000	2,057,231
6.38%, 05/16/38	1,750	2,597,771
4.50%, 03/20/42	50	61,406
3.88%, 08/21/42	350	396,692
4.13%, 03/04/43	450	526,785
4.88%, 11/15/43	250	320,378
4.25%, 11/10/44(a)	365	441,166
Reynolds American, Inc.
4.00%, 06/12/22(a)	1,000	1,054,037
4.45%, 06/12/25	1,000	1,125,338
5.70%, 08/15/35	325	405,981
6.15%, 09/15/43(a)	150	188,935
5.85%, 08/15/45(a)	1,250	1,518,931

		43,744,057

Transportation Infrastructure — 0.2%
FedEx Corp.
3.40%, 01/14/22	1,000	1,036,592
4.00%, 01/15/24(a)	250	276,992
3.25%, 04/01/26(a)	545	606,461
3.30%, 03/15/27	500	555,455
3.10%, 08/05/29	1,000	1,107,264
3.90%, 02/01/35	190	215,119
3.88%, 08/01/42(a)	50	55,136
4.75%, 11/15/45	660	816,600
4.55%, 04/01/46	750	904,426
4.40%, 01/15/47	500	590,661
4.05%, 02/15/48	1,000	1,153,114
4.95%, 10/17/48(a)	1,000	1,279,300
5.25%, 05/15/50	1,000	1,351,061

Security	Par (000)	Value

Transportation Infrastructure (continued)
Ryder System, Inc.
3.40%, 03/01/23	$500	$530,394
3.88%, 12/01/23	2,000	2,181,700
2.50%, 09/01/24	285	299,532
2.90%, 12/01/26	1,160	1,251,698
United Parcel Service, Inc.
2.45%, 10/01/22(a)	500	522,210
2.50%, 04/01/23(a)	2,000	2,101,084
3.90%, 04/01/25	1,000	1,139,326
2.40%, 11/15/26(a)	2,000	2,196,063
3.05%, 11/15/27(a)	500	564,786
6.20%, 01/15/38	100	150,516
5.20%, 04/01/40(a)	1,000	1,385,192
3.63%, 10/01/42	250	288,881
3.40%, 11/15/46	220	247,296
3.75%, 11/15/47(a)	500	604,201
4.25%, 03/15/49(a)	1,000	1,277,793
3.40%, 09/01/49	300	341,205
5.30%, 04/01/50	1,000	1,484,052

		26,514,110

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	250	276,781
2.95%, 09/01/27(a)	500	553,078
3.75%, 09/01/28(a)	1,500	1,752,570
3.45%, 06/01/29	500	573,644
4.30%, 09/01/45	250	312,810
3.75%, 09/01/47	500	590,481
4.15%, 06/01/49	500	625,629
3.45%, 05/01/50	1,000	1,121,233
Emera US Finance LP
3.55%, 06/15/26(a)	1,075	1,200,397
4.75%, 06/15/46	350	421,839
Essential Utilities Inc., 3.35%, 04/15/50	1,000	1,068,923

		8,497,385

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV
3.13%, 07/16/22	3,500	3,640,000
3.63%, 04/22/29(a)	1,400	1,581,125
2.88%, 05/07/30	1,500	1,622,805
6.13%, 03/30/40	250	359,531
4.38%, 07/16/42	850	1,040,453
4.38%, 04/22/49	1,000	1,245,700
American Tower Corp.
4.70%, 03/15/22	100	105,980
3.50%, 01/31/23	150	159,436
3.00%, 06/15/23	1,000	1,059,060
5.00%, 02/15/24(a)	3,000	3,392,302
2.95%, 01/15/25(a)	500	540,136
2.40%, 03/15/25	585	618,243
4.40%, 02/15/26	30	34,228
3.38%, 10/15/26(a)	500	553,696
2.75%, 01/15/27(a)	435	469,250
3.95%, 03/15/29	500	575,645
3.80%, 08/15/29	500	572,386
2.90%, 01/15/30(a)	540	583,749
2.10%, 06/15/30	2,000	2,012,959
1.88%, 10/15/30	965	953,482
3.70%, 10/15/49	425	465,949

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
American Tower Corp. (continued)
3.10%, 06/15/50	$110	$108,794
Crown Castle International Corp.
3.15%, 07/15/23	1,000	1,063,428
3.70%, 06/15/26(a)	280	312,276
4.00%, 03/01/27(a)	1,000	1,136,269
3.80%, 02/15/28	2,000	2,269,016
3.30%, 07/01/30	1,000	1,093,573
4.00%, 11/15/49	585	655,077
3.25%, 01/15/51	1,000	993,314
Digital Realty Trust LP
4.75%, 10/01/25	500	584,894
3.70%, 08/15/27	1,000	1,123,904
3.60%, 07/01/29(a)	750	860,462
EPR Properties
4.50%, 06/01/27	1,000	922,022
3.75%, 08/15/29	845	736,796
Equinix, Inc.
2.63%, 11/18/24	335	356,191
1.25%, 07/15/25	475	478,254
1.00%, 09/15/25(e)	1,000	992,845
2.90%, 11/18/26	135	145,602
5.38%, 05/15/27(a)	1,100	1,198,591
1.55%, 03/15/28(e)	335	335,562
3.20%, 11/18/29	455	501,447
2.15%, 07/15/30	500	506,188
3.00%, 07/15/50	135	134,207
2.95%, 09/15/51(e)	400	392,504
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24	215	218,077
5.30%, 01/15/29	1,000	1,113,670
4.00%, 01/15/30	980	1,014,300
Orange SA
9.00%, 03/01/31(a)	250	407,525
5.38%, 01/13/42	1,825	2,568,805
Rogers Communications, Inc.
3.00%, 03/15/23	650	686,510
3.63%, 12/15/25(a)	565	639,325
2.90%, 11/15/26(a)	1,000	1,112,361
5.00%, 03/15/44(a)	250	325,468
4.30%, 02/15/48	750	910,270
4.35%, 05/01/49	1,250	1,512,636
3.70%, 11/15/49(a)	400	444,575
T-Mobile USA, Inc.(b)
3.50%, 04/15/25	1,045	1,146,678
3.75%, 04/15/27	3,500	3,927,490
2.05%, 02/15/28(e)	500	511,910
3.88%, 04/15/30(a)	6,000	6,807,720
2.55%, 02/15/31(e)	700	724,227
4.38%, 04/15/40	1,250	1,465,212
4.50%, 04/15/50	1,720	2,063,441
Vodafone Group PLC
3.75%, 01/16/24(a)	1,000	1,091,698
4.13%, 05/30/25(a)	1,500	1,710,433
4.38%, 05/30/28(a)	1,350	1,597,995
7.88%, 02/15/30	100	145,161
5.00%, 05/30/38(a)	500	623,251
4.38%, 02/19/43(a)	950	1,104,491
5.25%, 05/30/48(a)	2,500	3,232,056

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.88%, 06/19/49(a)	$500	$620,792
4.25%, 09/17/50	1,190	1,380,175
Vornado Realty LP, 3.50%, 01/15/25(a)	250	260,063
Weyerhaeuser Co.
4.00%, 11/15/29(a)	1,000	1,172,539
4.00%, 04/15/30	1,000	1,182,364
7.38%, 03/15/32	350	510,272
WP Carey, Inc., 3.85%, 07/15/29(a)	475	513,479

		81,232,300

Total Corporate Bonds — 27.4% (Cost: $3,364,292,385)		3,657,910,051

Foreign Agency Obligations

Canada — 0.4%
Canada Government International Bond
2.63%, 01/25/22	1,000	1,032,366
1.63%, 01/22/25	2,000	2,104,420
Export Development Canada
2.00%, 05/17/22	4,000	4,113,369
2.50%, 01/24/23	2,000	2,103,100
Province of Alberta Canada
2.20%, 07/26/22	1,000	1,032,982
1.88%, 11/13/24	1,000	1,053,242
1.00%, 05/20/25	3,000	3,048,664
3.30%, 03/15/28(a)	2,000	2,332,940
Province of British Columbia Canada, 2.00%, 10/23/22	750	776,203
Province of Manitoba Canada, 2.13%, 05/04/22(a)	2,000	2,055,489
Province of New Brunswick Canada, 3.63%, 02/24/28(a)	1,000	1,170,607
Province of Ontario Canada
2.40%, 02/08/22	1,000	1,028,060
2.55%, 04/25/22	4,000	4,137,330
2.25%, 05/18/22	2,000	2,061,095
2.20%, 10/03/22	2,000	2,073,560
1.75%, 01/24/23	2,000	2,062,740
2.50%, 04/27/26(a)	3,000	3,290,070
1.05%, 05/21/27	1,000	1,014,300
Province of Quebec Canada
2.38%, 01/31/22(a)	1,000	1,027,226
2.63%, 02/13/23	250	263,244
2.50%, 04/09/24	2,000	2,145,715
2.88%, 10/16/24	500	546,815
1.50%, 02/11/25	2,000	2,082,239
0.60%, 07/23/25	2,000	2,003,610
2.50%, 04/20/26	2,750	3,004,642
2.75%, 04/12/27	2,000	2,240,542

		49,804,570

Chile — 0.0%
Chile Government International Bond
3.24%, 02/06/28(a)	1,500	1,666,875
2.45%, 01/31/31(a)	2,000	2,105,000
2.55%, 01/27/32	1,000	1,054,687
3.63%, 10/30/42	350	403,047

40

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
Chile Government International Bond (continued)
3.86%, 06/21/47(a)	$750	$895,313
3.50%, 01/25/50	1,000	1,140,312

		7,265,234

Colombia — 0.2%
Colombia Government International Bond
2.63%, 03/15/23	250	255,938
4.00%, 02/26/24	2,750	2,936,484
4.50%, 01/28/26(a)	2,250	2,486,953
3.88%, 04/25/27	2,000	2,160,000
4.50%, 03/15/29	2,000	2,240,625
3.00%, 01/30/30(a)	3,000	3,058,125
3.13%, 04/15/31	1,000	1,021,500
7.38%, 09/18/37(a)	100	140,563
6.13%, 01/18/41(a)	1,000	1,288,438
5.63%, 02/26/44	950	1,177,109
5.00%, 06/15/45	1,900	2,217,062
5.20%, 05/15/49	1,500	1,812,187
4.13%, 05/15/51(a)	900	938,250

		21,733,234

Europe — 0.0%
European Investment Bank, 3.25%, 01/29/24(a)	3,000	3,294,780

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	1,000	1,032,330
2.75%, 03/06/23	500	530,060
Landwirtschaftliche Rentenbank
2.25%, 10/01/21	500	509,955
1.75%, 07/27/26	1,000	1,069,494

		3,141,839

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500	552,344
5.75%, 11/22/23	500	573,281
5.38%, 03/25/24(a)	1,500	1,718,906
7.63%, 03/29/41(a)	750	1,336,172

		4,180,703

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28	1,000	1,136,250
4.75%, 02/11/29	1,000	1,183,750
2.85%, 02/14/30(a)	1,000	1,051,563
4.35%, 01/11/48	1,400	1,613,062
3.70%, 10/30/49	500	534,844
3.50%, 02/14/50(a)	1,000	1,060,625
4.20%, 10/15/50	1,000	1,153,750
4.45%, 04/15/70	600	709,875

		8,443,719

Israel — 0.1%
Israel Government International Bond
4.00%, 06/30/22	900	955,969
3.15%, 06/30/23	3,000	3,214,687
3.25%, 01/17/28	1,500	1,706,719
2.75%, 07/03/30(a)	400	441,000
4.50%, 01/30/43	1,200	1,567,500
3.88%, 07/03/50(a)	1,000	1,199,375

Security	Par (000)	Value

Israel (continued)
Israel Government International Bond (continued)
4.50%, 04/03/20	$600	$817,500
State of Israel
2.50%, 01/15/30(a)	2,000	2,160,000
3.38%, 01/15/50	1,000	1,107,500

		13,170,250

Italy — 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	100	116,740
2.38%, 10/17/24	3,500	3,640,193
2.88%, 10/17/29	2,500	2,587,281
5.38%, 06/15/33	750	945,607
4.00%, 10/17/49	1,500	1,607,410

		8,897,231

Japan — 0.2%
Japan Bank for International Cooperation
2.00%, 11/04/21(a)	2,000	2,035,720
2.50%, 06/01/22	2,000	2,071,773
2.38%, 07/21/22(a)	1,000	1,036,046
1.63%, 10/17/22(a)	1,000	1,025,139
2.38%, 11/16/22	2,000	2,084,205
1.75%, 01/23/23	2,000	2,061,888
3.25%, 07/20/23	1,100	1,187,384
3.38%, 07/31/23	500	541,502
3.38%, 10/31/23	500	544,700
2.50%, 05/23/24	500	536,458
2.50%, 05/28/25	2,000	2,177,032
0.63%, 07/15/25	2,000	2,003,340
2.38%, 04/20/26	750	818,943
2.25%, 11/04/26	500	544,349
2.88%, 06/01/27	1,000	1,134,250
2.75%, 11/16/27	500	566,422
3.25%, 07/20/28	2,000	2,357,780
2.00%, 10/17/29	1,000	1,092,929

		23,819,860

Mexico — 0.3%
Mexico Government International Bond
3.63%, 03/15/22(a)	4,750	4,938,516
4.00%, 10/02/23	250	271,172
3.60%, 01/30/25	500	539,219
4.13%, 01/21/26	3,000	3,333,000
4.15%, 03/28/27(a)	1,000	1,111,500
4.50%, 04/22/29	1,500	1,681,406
3.25%, 04/16/30(a)	3,000	3,078,000
4.75%, 04/27/32(a)	3,000	3,396,562
6.75%, 09/27/34	150	201,797
6.05%, 01/11/40	2,300	2,887,937
4.75%, 03/08/44	2,200	2,414,500
5.55%, 01/21/45	1,525	1,847,156
4.60%, 01/23/46	1,500	1,607,813
4.35%, 01/15/47(a)	1,750	1,822,188
4.60%, 02/10/48	2,000	2,134,375
4.50%, 01/31/50	1,950	2,052,375
5.00%, 04/27/51	2,000	2,242,000

		35,559,516

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25	$3,500	$3,823,750
3.88%, 03/17/28	2,500	2,835,156
3.16%, 01/23/30	1,000	1,086,250
2.25%, 09/29/32	1,000	1,013,500
6.70%, 01/26/36	350	507,609
4.50%, 05/15/47(a)	750	937,735
4.50%, 04/16/50(a)	1,250	1,560,938
4.50%, 04/01/56(a)	2,400	2,995,200
3.87%, 07/23/60(a)	900	1,031,906

		15,792,044

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	400	512,000
2.39%, 01/23/26	2,000	2,100,000
4.13%, 08/25/27(a)	1,000	1,165,313
2.84%, 06/20/30	1,000	1,087,500
2.78%, 01/23/31	2,000	2,164,000
8.75%, 11/21/33	441	738,675
6.55%, 03/14/37	250	378,203
5.63%, 11/18/50	1,400	2,233,437

		10,379,128

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	2,500	2,774,219
3.75%, 01/14/29(a)	3,000	3,501,562
2.46%, 05/05/30	2,000	2,142,500
7.75%, 01/14/31	1,500	2,278,125
6.38%, 10/23/34	250	361,406
5.00%, 01/13/37	1,000	1,300,313
3.95%, 01/20/40	250	295,703
3.70%, 03/01/41	1,100	1,267,063
3.70%, 02/02/42	2,000	2,313,125
2.95%, 05/05/45	1,000	1,055,625

		17,289,641

Poland — 0.0%
Poland Government International Bond
5.00%, 03/23/22	2,050	2,195,422
3.00%, 03/17/23	200	212,063
4.00%, 01/22/24	2,250	2,497,815
3.25%, 04/06/26	250	282,109

		5,187,409

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 10/21/21	2,000	2,027,500
2.75%, 01/25/22(a)	1,000	1,028,438
5.00%, 04/11/22	2,000	2,133,125
1.88%, 02/12/25	1,000	1,038,079
3.25%, 11/10/25(a)	500	558,906
2.63%, 05/26/26	1,000	1,093,437
3.25%, 08/12/26	500	566,406
Korea Development Bank
3.38%, 03/12/23(a)	4,000	4,260,760
2.75%, 03/19/23	1,000	1,050,625

Security	Par (000)	Value

South Korea (continued)
Korea International Bond
4.13%, 06/10/44(a)	$250	$345,343
3.88%, 09/20/48	1,750	2,409,531

		16,512,150

Supranational — 1.3%
African Development Bank, 3.00%, 09/20/23(a)	5,000	5,400,740
Asian Development Bank
2.13%, 11/24/21	1,000	1,021,620
2.00%, 02/16/22(a)	2,000	2,048,535
1.88%, 02/18/22	1,000	1,022,424
1.88%, 07/19/22(a)	2,000	2,058,705
1.88%, 08/10/22(a)	1,500	1,545,331
1.75%, 09/13/22(a)	2,500	2,573,897
2.75%, 03/17/23(a)	3,750	3,978,648
0.25%, 07/14/23(a)	4,000	4,001,828
2.63%, 01/30/24(a)	3,000	3,229,693
1.50%, 10/18/24	3,000	3,138,570
0.63%, 04/29/25	3,000	3,027,870
2.00%, 04/24/26(a)	1,000	1,082,920
2.75%, 01/19/28(a)	750	861,485
1.75%, 09/19/29	2,000	2,156,842
1.88%, 01/24/30(a)	3,000	3,275,460
European Bank for Reconstruction & Development
2.75%, 03/07/23	2,000	2,120,380
0.25%, 07/10/23	4,000	4,001,579
1.50%, 02/13/25	1,000	1,041,045
European Investment Bank
2.25%, 03/15/22	1,000	1,029,600
2.63%, 05/20/22	10,000	10,393,418
2.25%, 08/15/22(a)	5,000	5,188,480
2.00%, 12/15/22(a)	1,000	1,039,144
2.50%, 03/15/23	2,000	2,110,307
2.88%, 08/15/23	1,500	1,612,182
3.13%, 12/14/23	4,000	4,364,320
2.63%, 03/15/24(a)	2,000	2,160,205
1.63%, 03/14/25	4,000	4,217,720
0.63%, 07/25/25	2,000	2,018,911
2.13%, 04/13/26(a)	1,000	1,091,030
2.38%, 05/24/27(a)	3,500	3,901,917
Inter-American Development Bank
2.13%, 01/18/22(a)	1,000	1,024,354
1.75%, 04/14/22	750	767,408
1.75%, 09/14/22(a)	2,000	2,059,231
0.50%, 05/24/23	3,000	3,019,170
2.63%, 01/16/24(a)	5,000	5,379,969
1.75%, 03/14/25(a)	3,000	3,177,125
0.88%, 04/03/25(a)	3,000	3,060,660
0.63%, 07/15/25(a)	5,000	5,045,625
2.00%, 06/02/26	500	540,526
2.38%, 07/07/27	1,000	1,113,948
2.25%, 06/18/29(a)	4,500	5,043,465
3.20%, 08/07/42	750	965,350
4.38%, 01/24/44	300	459,552
International Bank for Reconstruction & Development
2.00%, 01/26/22	3,000	3,070,290
2.13%, 07/01/22	3,000	3,099,196
7.63%, 01/19/23	1,000	1,167,554

42

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development (continued)
1.75%, 04/19/23	$1,000	$1,038,180
1.88%, 06/19/23	5,000	5,218,150
3.00%, 09/27/23(a)	4,000	4,327,160
2.50%, 03/19/24(a)	3,000	3,221,240
0.75%, 03/11/25(a)	5,000	5,077,050
0.63%, 04/22/25	5,000	5,046,557
0.38%, 07/28/25	3,000	2,991,978
1.75%, 10/23/29	3,000	3,244,350
4.75%, 02/15/35	500	735,245
Series GDIF, 1.63%, 02/10/22(a)	3,500	3,566,255
Series GDIF, 2.50%, 07/29/25	1,000	1,099,149
Series GDIF, 1.88%, 10/27/26	750	810,697
Series GDIF, 2.50%, 11/22/27	2,000	2,259,105
International Finance Corp.
2.88%, 07/31/23	750	805,125
0.38%, 07/16/25	2,000	1,997,629
Nordic Investment Bank, 1.38%, 10/17/22(a)	2,000	2,046,441

		169,192,540

Sweden — 0.0%
Svensk Exportkredit AB
2.38%, 03/09/22	1,500	1,544,503
1.63%, 11/14/22(a)	500	513,663
2.88%, 03/14/23	1,000	1,061,994
0.75%, 04/06/23	2,000	2,019,941
1.75%, 12/12/23	1,000	1,043,616
0.63%, 05/14/25	2,000	2,008,684

		8,192,401

Uruguay — 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	150	162,422
4.50%, 08/14/24(a)	1,250	1,364,453
4.38%, 10/27/27(a)	1,000	1,155,000
4.38%, 01/23/31(a)	2,500	2,972,656
5.10%, 06/18/50(a)	2,250	3,017,110
4.98%, 04/20/55(a)	1,600	2,132,000

		10,803,641

Total Foreign Agency Obligations — 3.2% (Cost: $409,752,943)		432,659,890

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement &
Power District, RB, BAB, 4.84%, 01/01/41	220	296,309

California — 0.2%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 04/01/49(a)	750	1,279,095
Series S-1, 6.92%, 04/01/40	620	953,963
Bay Area Toll Authority, RB, BAB
Series S-1, 7.04%, 04/01/50	100	179,849
Series S-3, 6.91%, 10/01/50	200	365,276
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	345	374,774
California State University, RB, Series E, 2.90%, 11/01/51	200	200,752

Security	Par (000)	Value

California (continued)
California State University, Refunding RB, Series B, 2.98%, 11/01/51	$515	$538,082
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	100	174,796
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 3.30%, 11/01/39	115	123,954
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	100	154,348
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	75	78,181
Series A, (AGM), 3.92%, 01/15/53	175	185,316
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	540	965,077
Los Angeles County Metropolitan Transportation Authority, RB, BAB, 5.74%, 06/01/39	100	141,824
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	100	168,562
Los Angeles Department of Water & Power Power System Revenue, RB, BAB
5.72%, 07/01/39	200	298,768
6.57%, 07/01/45	675	1,144,962
6.60%, 07/01/50	90	157,137
Los Angeles Unified School District, GO, BAB
5.76%, 07/01/29	300	386,445
5.75%, 07/01/34	850	1,186,370
Series RY, 6.76%, 07/01/34	450	665,950
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	365	400,766
Series N, 3.71%, 05/15/20	250	265,313
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	120	193,765
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	600	967,068
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	260	422,154
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	175	185,894
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	315	497,413
Santa Clara Valley Transportation Authority, RB, BAB, Series A, 5.88%, 04/01/32	100	130,770
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22(f)	250	256,813
State of California, GO
7.55%, 04/01/39(a)	2,375	4,135,421
7.60%, 11/01/40	1,850	3,361,080
Series A, 2.37%, 04/01/22	500	515,475
State of California, GO, BAB
5.70%, 11/01/21	200	211,708
7.50%, 04/01/34	645	1,069,055

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, BAB (continued)
7.30%, 10/01/39	$600	$985,212
7.35%, 11/01/39(a)	800	1,337,104
State of California, Refunding GO
2.80%, 04/01/21	95	96,169
3.38%, 04/01/25	100	111,762
3.50%, 04/01/28	355	410,384
2.50%, 10/01/29	1,250	1,348,012
4.50%, 04/01/33	200	238,840
4.60%, 04/01/38	165	195,890
University of California, RB
Series AD, 4.86%, 05/15/12	300	426,204
Series AQ, 4.77%, 05/15/15	405	569,151
Series BD, 3.35%, 07/01/29	570	652,815
Series BG, 0.88%, 05/15/25	240	241,745
Series BG, 1.61%, 05/15/30	250	250,390
University of California, RB, BAB
5.77%, 05/15/43	190	276,731
5.95%, 05/15/45	500	726,690
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	150	181,733
Series AX, 3.06%, 07/01/25	100	109,597

		30,494,605

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	100	166,110

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	600	836,142
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	150	186,115

		1,022,257

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/14	200	300,178
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	160	170,389
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	200	272,182
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	100	175,946

		918,695

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	716,910
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	75,021
State Board of Administration Finance Corp., RB Series A, 1.26%, 07/01/25	735	746,510

Security	Par (000)	Value

Florida (continued)
State Board of Administration Finance Corp., RB (continued)
Series A, 1.71%, 07/01/27	$450	$456,682
Series A, 2.15%, 07/01/30	710	718,215

		2,713,338

Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	640	954,918
6.66%, 04/01/57	396	600,483

		1,555,401

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	165	206,450
Series C, Senior Lien, 4.57%, 01/01/54	165	209,971
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	250	372,852
Chicago Transit Authority Sales Tax Receipts Fund, RB, Series A, 6.90%, 12/01/40	530	759,395
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	435	596,968
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	250	362,437
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	340	489,835
State of Illinois, GO, 5.10%, 06/01/33	4,400	4,417,468
State of Illinois, GO, BAB, 7.35%, 07/01/35	425	479,387

		7,894,763

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	105	115,565
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	1,000	1,419,090
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	1,000	1,081,660
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	585	842,681
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	200	202,630
Sub-Series B, 3.40%, 10/15/40	125	133,829

		3,795,455

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	32,096
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	150	163,772
3.38%, 12/01/40	125	139,440

44

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB, 2.71%, 10/15/40	$250	$250,948
University of Michigan, RB, Series B, 2.44%, 04/01/40	323	333,355

		919,611

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	440	550,264

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	216,158

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	450	740,497

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,450	1,794,505
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	100	129,705
Series C, 5.75%, 12/15/28	350	398,499
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	200	190,184
Series B, 4.13%, 06/15/42	1,055	1,031,917
New Jersey Turnpike Authority, RB, Series A, 7.10%, 01/01/41	750	1,232,197
New Jersey Turnpike Authority, RB, BAB, 7.41%, 01/01/40	900	1,516,554
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/19	110	135,196
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	458,554

		6,887,311

New York — 0.1%
City of New York, GO, BAB
5.52%, 10/01/37	500	709,860
Series A-2, 5.21%, 10/01/31	225	287,514
Series F-1, 6.27%, 12/01/37	300	460,917
Metropolitan Transportation Authority, RB, 6.81%, 11/15/40	400	514,388
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	515	654,318
7.34%, 11/15/39	500	799,735
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	100	133,655
5.57%, 11/01/38	645	883,527
New York City Water & Sewer System, RB, BAB, 5.95%, 06/15/42	115	182,690
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44	100	160,423

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB, BAB
5.72%, 06/15/42	$300	$466,557
6.01%, 06/15/42(a)	600	951,780
5.44%, 06/15/43	200	309,142
New York State Dormitory Authority, RB, BAB, Series D, 5.60%, 03/15/40	625	886,813
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43	50	53,292
Series F, 3.11%, 02/15/39	350	382,361
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	500	537,835
Series M, 3.50%, 01/01/42	160	168,547
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	500	572,855
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	200	261,566
Port Authority of New York & New Jersey, ARB 192nd Series, 4.81%, 10/15/65	100	137,127
215th Series, 3.29%, 08/01/69	200	206,958
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	200	265,892
165th Series, 5.65%, 11/01/40	1,245	1,777,188
168th Series, 4.93%, 10/01/51	250	340,020
181st Series, 4.96%, 08/01/46	180	242,406
182nd Series, 5.31%, 08/01/46	100	113,086
Series AAA, 1.09%, 07/01/23(a)	200	202,236
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	1,300	1,665,521

		14,328,209

Ohio — 0.1%
American Municipal Power, Inc., RB, BAB
Series B, 7.83%, 02/15/41	650	1,083,361
Series B, 8.08%, 02/15/50	500	914,285
JobsOhio Beverage System, Refunding RB
Series B, 3.99%, 01/01/29	100	114,725
Series B, 4.53%, 01/01/35	100	126,329
Ohio State University, RB, Series A, 3.80%, 12/01/46	200	246,704
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40(a)	805	1,121,510
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	250	259,803
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	100	121,841

		3,988,558

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	375	459,780
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	125	181,617

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
State of Oregon, GO
5.76%, 06/01/23	$54	$58,565
5.89%, 06/01/27	750	949,200

		1,649,162

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	160	164,279
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19	175	210,201

		374,480

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	100	160,315

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series B, 4.05%, 07/01/26	350	395,605

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	170	217,581
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	200	291,384
5.81%, 02/01/41	250	377,435
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	560	814,677
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	200	214,504
Series A, 3.14%, 11/01/45	265	277,185
Series C, 2.92%, 11/01/50	380	378,453
Grand Parkway Transportation Corp., Refunding RB, 3.24%, 10/01/52	1,090	1,132,619
North Texas Tollway Authority, RB, BAB, 6.72%, 01/01/49	550	950,543
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	1,040	1,258,286
State of Texas, GO, BAB, 5.52%, 04/01/39	1,000	1,488,750
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	425	469,553
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	600	774,888
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	985	996,347

		9,642,205

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	300	327,348

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	82,666

Security	Par (000)	Value

Virginia (continued)
University of Virginia, Refunding RB
2.26%, 09/01/50	$420	$410,328
Series A, 3.23%, 09/01/19	120	130,153

		623,147

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	200	285,158

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	80	94,266
State of Wisconsin, Refunding RB
Series A, 3.95%, 05/01/36	600	681,246
Series C, 3.15%, 05/01/27	320	359,360

		1,134,872

Total Municipal Bonds — 0.7% (Cost: $81,432,496)		91,079,833

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.3%
BANK 2019-BNK18, Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,311,058
BANK 2020-BNK27, Series 2020-BN27, Class A5, 2.14%, 04/15/63	5,440	5,712,489
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,628,204
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	6,670	6,960,025
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,582,375
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,543,090
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	9,517,153
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,560,595
Series 2020-B19, Class B, 2.35%, 09/15/53	1,130	1,163,364
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	818,392
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	545,888
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,641,500
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,871,072
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,088,629
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,566,400
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,414,297
Series 2013-CR9, Class A4, 4.36%, 07/10/45(g)	2,700	2,895,072
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	545,948
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,666,830
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	843,759
Commission Mortgage Trust, Series 2014-CR20, Class A3, 3.33%, 11/10/47	5,000	5,340,424
CSAIL Commercial Mortgage Securities Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,102,413
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,320,531
Series 2018-CX11, Class A5, 4.03%, 04/15/51(g)	4,000	4,680,763

46

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	$7,500	$8,167,251
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(g)	3,000	3,527,586
GS Mortgage Securities Trust
Series 2012-GC6, Class A3, 3.48%, 01/10/45	5,280	5,387,265
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	245	250,801
Series 2014-GC24, Class A5, 3.93%, 09/10/47	7,000	7,688,224
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	655,637
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,565,021
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	273,525
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	329,040
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,250	2,519,572
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,797,755
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	100	102,192
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,527,839
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,971,305
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 07/15/46(g)	3,750	4,037,571
Series 2013-C10, Class AS, 4.22%, 07/15/46(g)	2,500	2,664,302
Series 2013-C11, Class A4, 4.30%, 08/15/46(g)	11,765	12,646,648
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,430	4,715,023
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	836,960
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	1,181	1,321,230
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,486,661
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	671,287
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	855,975
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(g)	200	215,580
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,130	2,226,939
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,633,181
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,983	5,481,559
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,531,887
Series 2020-C56, Class A5, 2.45%, 06/15/53	3,110	3,345,088
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A1, 2.30%, 06/15/45	17	16,881
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	825,036
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	519,582

Total Non-Agency Mortgage-Backed Securities — 1.3% (Cost: $158,573,920)		168,114,674

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	$250	$342,624

Insurance — 0.0%
Allstate Corp., Series B, 5.75%, 08/15/53(c)	1,250	1,301,593
MetLife, Inc., 6.40%, 12/15/36	600	746,435
Prudential Financial, Inc.(a)(c)
5.38%, 05/15/45	500	539,859
5.63%, 06/15/43	100	106,218

		2,694,105

Total Capital Trusts — 0.0%		3,036,729

Total Preferred Securities — 0.0% (Cost: $2,890,766)		3,036,729

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.4%
Fannie Mae
1.25%, 08/17/21	8,200	8,280,484
1.38%, 10/07/21(a)	2,000	2,024,736
2.63%, 01/11/22 - 09/06/24	8,715	9,356,848
1.88%, 04/05/22(a)	5,000	5,131,668
2.38%, 01/19/23	490	514,036
0.25%, 07/10/23	10,000	9,997,941
0.50%, 06/17/25	20,000	20,092,213
6.25%, 05/15/29	5,350	7,742,793
7.13%, 01/15/30(a)	10,000	15,480,395
7.25%, 05/15/30	20,550	32,337,516
0.88%, 08/05/30	7,010	6,921,620
6.63%, 11/15/30	149	228,932
Federal Farm Credit Banks Funding Corp.,
2.85%, 09/20/21	1,705	1,749,500
Federal Home Loan Bank
3.00%, 12/09/22	4,910	5,209,135
2.75%, 12/13/24	5,000	5,503,010
3.13%, 06/13/25	9,570	10,791,754
5.50%, 07/15/36	2,100	3,268,688
Freddie Mac
2.38%, 02/16/21 - 01/13/22(a)	19,715	20,140,655
1.13%, 08/12/21	3,032	3,057,674
0.13%, 07/25/22	925	924,162
0.25%, 08/24/23(a)	4,855	4,858,292
0.38%, 07/21/25	325	325,053
6.75%, 03/15/31	2,800	4,373,164
6.25%, 07/15/32	3,300	5,173,798
Tennessee Valley Authority
5.88%, 04/01/36	2,100	3,287,425
3.50%, 12/15/42	140	179,864

		186,951,356

Commercial Mortgage-Backed Securities — 0.9%
Fannie Mae
3.06%, 09/25/27(g)	4,000	4,505,313
2.52%, 08/25/29	5,000	5,497,631
3.78%, 08/25/30(g)	3,000	3,636,074
Series 2012-M9, Class A2, 2.48%, 04/25/22	894	909,841
Series 2014-M13, Class A2, 3.02%, 08/25/24(g)	474	510,652

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(g)	$42	$42,149
Series 2014-M6, Class A2, 2.68%, 05/25/21(g)	48	48,158
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,639,838
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	7,627,367
Freddie Mac
2.49%, 11/25/24	3,362	3,484,088
2.90%, 03/25/27	3,694	3,970,403
2.67%, 09/25/29	10,000	11,280,747
2.52%, 10/25/29	5,650	6,304,635
1.48%, 04/25/30	2,640	2,730,018
1.35%, 05/25/30	1,000	1,024,196
Series K013, Class A2, 3.97%, 01/25/21(g)	442	445,025
Series K017, Class A2, 2.87%, 12/25/21	6,732	6,900,373
Series K026, Class A2, 2.51%, 11/25/22	200	207,368
Series K031, Class A2, 3.30%, 04/25/23(g)	100	106,744
Series K033, Class A2, 3.06%, 07/25/23(g)	100	106,348
Series K034, Class A2, 3.53%, 07/25/23(g)	3,900	4,199,537
Series K035, Class A2, 3.46%, 08/25/23(g)	2,000	2,153,912
Series K036, Class A2, 3.53%, 10/25/23(g)	1,200	1,301,597
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,933,207
Series K038, Class A1, 2.60%, 10/25/23	76	77,806
Series K041, Class A2, 3.17%, 10/25/24	7,500	8,223,341
Series K052, Class A2, 3.15%, 11/25/25	750	835,162
Series K063, Class A2, 3.43%, 01/25/27(g)	5,000	5,770,707
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,967,305
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,396,559
Series K081, Class A2, 3.90%, 08/25/28(g)	5,000	6,029,820
Series K088, Class A2, 3.69%, 01/25/29	500	597,039
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,403,889
Series K730, Class A2, 3.59%, 01/25/25(g)	9,000	9,990,523
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,357,257

		126,214,629

Mortgage-Backed Securities — 28.4%
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	48	50,951
3.00%, 03/01/27 - 09/01/50	125,380	132,477,103
2.50%, 07/01/28 - 08/01/50	49,601	52,573,225
3.50%, 03/01/32 - 06/01/49	108,461	116,496,177
5.00%, 04/01/33 - 04/01/49	5,654	6,274,887
4.00%, 05/01/33 - 06/01/50	50,169	54,083,433
5.50%, 06/01/35 - 01/01/39	118	138,380
4.50%, 06/01/38 - 01/01/49	19,625	21,574,107
(12 mo. LIBOR US + 1.50%), 2.37%, 06/01/43(h)	4	4,460
(12 mo. LIBOR US + 1.76%), 2.93%, 08/01/41(h)	8	8,139
(12 mo. LIBOR US + 1.83%), 3.49%, 09/01/40(h)	16	17,044
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	36	38,302
5.50%, 12/15/32 - 04/20/48	416	470,656
6.00%, 03/15/35 - 10/20/38	127	146,425
6.50%, 09/15/36	81	93,150
4.50%, 07/15/39 - 10/21/50(i)	57,346	61,822,621
5.00%, 11/15/39 - 10/21/50(i)	21,163	23,152,552
4.00%, 03/15/41 - 10/21/50(i)	118,275	126,795,698
3.50%, 09/20/42 - 10/21/50(i)	248,500	264,960,735
3.00%, 01/20/43 - 11/19/50(i)(j)	333,302	350,298,174

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
2.50%, 05/20/45 - 10/21/50(i)	$93,330	$98,079,964
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 10/14/50(i)	130,173	142,156,823
4.00%, 10/01/25 - 02/01/57(i)	321,986	349,158,583
3.50%, 02/01/26 - 11/01/51(i)	445,796	476,354,061
3.00%, 01/01/27 - 10/14/50(i)	622,709	655,633,390
2.50%, 09/01/28 - 11/12/50(i)	534,095	560,180,033
7.00%, 02/01/32	11	11,631
6.50%, 07/01/32	74	87,020
5.00%, 11/01/33 - 10/14/50(i)	43,017	47,483,171
6.00%, 03/01/34 - 10/14/50(i)	10,623	12,114,248
1.50%, 10/19/35(i)	5,350	5,474,137
2.00%, 10/19/35 - 10/14/50(i)	190,700	197,526,238
5.50%, 04/01/36 - 10/14/50(i)	26,915	30,090,660
(12 mo. LIBOR US + 1.53%), 3.28%, 04/01/43(h)	1	1,012
(12 mo. LIBOR US + 1.53%), 2.84%, 05/01/43(h)	99	102,730
(12 mo. LIBOR US + 1.54%), 2.42%, 06/01/43(h)	167	172,577
(12 mo. LIBOR US + 1.70%), 2.70%, 08/01/42(h)	28	28,875
(12 mo. LIBOR US + 1.75%), 2.56%, 08/01/41(h)	7	7,335
(12 mo. LIBOR US + 1.83%), 3.77%, 11/01/40(h)	7	6,886

		3,786,145,593

Total U.S. Government Sponsored Agency Securities — 30.7% (Cost: $3,981,145,527)		4,099,311,578

U.S. Treasury Obligations
U.S. Treasury Bonds
5.38%, 02/15/31	6,000	8,846,016
4.50%, 02/15/36 - 08/15/39(a)	19,601	30,436,410
4.75%, 02/15/37 - 02/15/41(a)	8,450	13,849,923
5.00%, 05/15/37	9,000	14,596,172
4.38%, 02/15/38 - 05/15/41(a)	24,810	38,877,742
3.50%, 02/15/39	6,700	9,417,426
4.25%, 05/15/39 - 11/15/40(a)	19,303	29,793,416
4.63%, 02/15/40(a)	16,230	26,170,875
1.13%, 05/15/40 - 08/15/40	91,000	89,610,781
3.88%, 08/15/40(a)	3,860	5,722,148
3.75%, 08/15/41 - 11/15/43(a)	58,250	86,515,857
3.13%, 11/15/41 - 05/15/48(a)	82,550	113,202,982
3.00%, 05/15/42 - 08/15/48(a)	96,580	130,210,423
2.75%, 08/15/42 - 11/15/47(a)	97,000	125,433,438
2.88%, 05/15/43 - 05/15/49(a)	70,550	93,224,053
3.63%, 08/15/43 - 02/15/44(a)	18,500	27,059,083
3.38%, 05/15/44 - 11/15/48(a)	22,300	32,189,609
2.50%, 02/15/45 - 05/15/46(a)	67,950	84,012,569
2.25%, 08/15/46 - 08/15/49	51,500	61,184,688
2.38%, 11/15/49	27,500	33,672,461
2.00%, 02/15/50(a)	15,000	17,017,969
1.25%, 05/15/50(a)	24,000	22,815,000
1.38%, 08/15/50	11,200	10,991,750
U.S. Treasury Notes
1.13%, 09/30/21	20,000	20,195,312
2.13%, 09/30/21 - 05/15/25(a)	266,150	279,799,773

48

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
1.25%, 10/31/21 - 07/31/23(a)	$12,000	$12,220,781
1.50%, 10/31/21 - 02/15/30(a)	404,475	419,891,074
2.00%, 10/31/21 - 11/15/26(a)	320,184	340,641,050
1.75%, 11/30/21 - 12/31/24(a)	207,600	216,360,438
1.88%, 11/30/21 - 08/31/24(a)	291,958	300,279,922
2.50%, 01/15/22 - 05/15/24(a)	128,300	137,014,867
2.25%, 04/15/22 - 11/15/27(a)	285,085	311,069,858
0.13%, 07/31/22(a)	70,000	70,000,000
1.38%, 10/15/22 - 08/31/26(a)	153,000	158,304,062
7.63%, 11/15/22 - 02/15/25(a)	3,775	4,437,194
0.25%, 04/15/23 - 09/30/25(a)	213,000	213,124,571
1.63%, 04/30/23 - 08/15/29(a)	264,350	283,310,137
2.75%, 04/30/23 - 02/15/28(a)	348,600	379,340,295
2.63%, 06/30/23 - 02/15/29(a)	83,884	93,922,108
6.25%, 08/15/23(a)	2,050	2,409,391
2.88%, 09/30/23 - 08/15/28(a)	166,600	189,675,317
2.38%, 08/15/24 - 05/15/27(a)	35,500	39,697,324
7.50%, 11/15/24(a)	5,000	6,501,953
0.38%, 04/30/25 - 07/31/27(a)	46,000	46,009,766
6.88%, 08/15/25	8,000	10,559,375
3.00%, 09/30/25 - 10/31/25(a)	53,000	60,182,539
6.00%, 02/15/26(a)	7,659	9,981,286
6.75%, 08/15/26(a)	7,500	10,296,680
6.63%, 02/15/27(a)	3,500	4,877,305
0.50%, 04/30/27 - 08/31/27	98,000	98,373,672
3.13%, 11/15/28(a)	30,000	36,154,687
5.25%, 11/15/28 - 02/15/29(a)	14,000	19,313,632
6.13%, 08/15/29(a)	7,500	11,115,820
0.63%, 05/15/30 - 08/15/30(a)	41,000	40,819,375

Total U.S. Treasury Obligations — 37.0% (Cost: $4,526,625,308)		4,930,730,355

Total Long-Term Investments — 100.6% (Cost: $12,567,354,915)		13,426,838,829

	Shares

Short-Term Securities

Money Market Funds — 25.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(k)(l)(m)	3,447,748,171	3,450,851,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(k)(l)	100,000	100,000

Total Short-Term Securities — 25.9% (Cost: $3,447,475,711)		3,450,951,144

Total Investments Before TBA Sale Commitments — 126.5% (Cost: $16,014,830,626)		16,877,789,973

Security	Par (000)	Value

TBA Sale Commitments(i)

Mortgage-Backed Securities — (1.7)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 10/21/50	$(6,625)	$(6,957,544)
3.00%, 10/21/50	(48,025)	(50,284,614)
Uniform Mortgage-Backed Securities
2.50%, 10/19/35 - 10/14/50	(107,526)	(112,718,463)
3.00%, 10/14/50	(53,735)	(56,290,561)
4.50%, 10/14/50	(3,504)	(3,790,342)

Total TBA Sale Commitments — (1.7)% (Proceeds: $(230,555,522))		(230,041,524)

Total Investments, Net of TBA Sale Commitments — 124.8% (Cost: $15,784,275,104)		16,647,748,449

Liabilities in Excess of Other Assets — (24.8)%		(3,308,339,065)

Net Assets — 100.0%		$13,339,409,384

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents or includes a TBA transaction.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)	Affiliate of the Master Portfolio.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,222,272,575	$1,224,490,017	(a)	$—	$955,404	$3,133,148	$3,450,851,144	3,447,748,171	$15,027,854	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	411		—

					$955,404	$3,133,148	$3,450,951,144		$15,028,265		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$43,995,719	$—	$43,995,719
Corporate Bonds	—	3,657,910,051	—	3,657,910,051
Foreign Agency Obligations	—	432,659,890	—	432,659,890
Municipal Bonds	—	91,079,833	—	91,079,833
Non-Agency Mortgage-Backed Securities	—	168,114,674	—	168,114,674
Preferred Securities
Capital Trusts	—	3,036,729	—	3,036,729
U.S. Government Sponsored Agency Securities	—	4,099,311,578	—	4,099,311,578
U.S. Treasury Obligations	—	4,930,730,355	—	4,930,730,355

50

Schedule of Investments (unaudited) (continued) September 30, 2020	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,450,951,144	$—	$—	$3,450,951,144
Liabilities
Investments
TBA Sale Commitments	—	(230,041,524)	—	(230,041,524)

	$3,450,951,144	$13,196,797,305	$—	$16,647,748,449

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SCA	Svenska Celluosa Aktiebolaget

TBA	To-Be-Announced

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51